Document and Entity Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Koppers Holdings Inc.
Entity Central Index Key	0001315257
Document Type	8-K	8-K
Document Period End Date	Mar 31, 2012	Dec 31, 2011
Amendment Flag	false	false

Consolidated Statement of Income (USD $) In Millions, except Share data in Thousands, unless otherwise specified	0 Months Ended	3 Months Ended									12 Months Ended
	Feb. 15, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement of Income [Abstract]
Net sales		$ 380.9	$ 385.2	$ 401	$ 393.6	$ 341.5	$ 307.8	$ 336.3	$ 327.1	$ 274.3	$ 1,538.9	$ 1,245.5	$ 1,124.4
Cost of sales (excluding items below)		326.9				296.1					1,335.9	1,055.1	946.6
Depreciation and amortization		6.8				6.4					48.8	28.1	24.8
Selling, general and administrative expenses		18				17.7					75.2	63.3	58.1
Operating profit		29.2	(19.2)	40.3	37.1	21.3	15.9	33.5	32.8	16.8	79	99	94.9
Other income (loss)		0.7				0					0.7	1.9	(0.7)
Interest expense		6.9				6.9					27.2	27.1	36.3
Loss on extinguishment of debt											0	0	22.4
Income before income taxes		23				14.4					52.5	73.8	35.5
Income taxes		7.2				5.2					14.9	29.1	13.8
Income from continuing operations		15.8	(14)	22.7	19.9	9.2	5.2	15.8	16.3	7.4	37.6	44.7	21.7
(Loss) income from discontinued operations, net of tax benefit (expense)		0.1				(0.2)					0	0	0
Loss on sale of Koppers Arch, net of tax benefit of $0.1											0	(0.2)	0
Loss on sale of Monessen, net of tax benefit of $0.2											0	0	(0.3)
Net income		15.9	(14)	22.7	19.9	9	5.2	15.8	16.1	7.4	37.6	44.5	21.4
Net income attributable to noncontrolling interests		0.3				0.1					0.7	0.4	2.6
Net income attributable to Koppers		15.6	(14.2)	22.4	19.8	8.9	5.1	15.6	16.1	7.3	36.9	44.1	18.8
Basic -
Continuing operations		$ 0.74				$ 0.44	$ 0.24	$ 0.76	$ 0.79	$ 0.36	$ 1.79	$ 2.15	$ 0.93
Discontinued operations		$ 0.01				$ (0.01)	$ 0	$ 0	$ (0.01)	$ 0	$ 0	$ (0.01)	$ (0.01)
Earnings per basic common share		$ 0.75	$ (0.69)	$ 1.08	$ 0.96	$ 0.43	$ 0.24	$ 0.76	$ 0.78	$ 0.36	$ 1.79	$ 2.14	$ 0.92
Diluted -
Continuing operations		$ 0.74				$ 0.44	$ 0.24	$ 0.75	$ 0.79	$ 0.36	$ 1.77	$ 2.14	$ 0.92
Discontinued operations		$ 0.01				$ (0.01)	$ 0	$ 0	$ (0.01)	$ 0	$ 0	$ (0.01)	$ (0.01)
Earnings per diluted common share		$ 0.75	$ (0.69)	$ 1.08	$ 0.96	$ 0.43	$ 0.24	$ 0.75	$ 0.78	$ 0.36	$ 1.77	$ 2.13	$ 0.91
Comprehensive income		22.6				16.8					20.1	55.3	47
Comprehensive income attributable to noncontrolling interests		0.3				0.2					1.2	0.7	3.5
Comprehensive income attributable to Koppers		$ 22.3				$ 16.6					$ 18.9	$ 54.6	$ 43.5
Weighted average common shares outstanding (in thousands):
Basic		20,669				20,588					20,599	20,543	20,446
Diluted		20,903				20,724					20,833	20,676	20,561
Dividends declared per common share	$ 0.24	$ 0.24	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.88	$ 0.88	$ 0.88

Consolidated Statement of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement of Income [Abstract]
Discontinued operations, tax (expense) benefit	$ (0.1)	$ 0.2	$ 0	$ 0	$ 0
Loss on sale of Koppers Arch, tax benefit				0.1
Loss on sale of Monessen, tax (benefit) expense					$ 0.2

Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement Of Comprehensive Income [Abstract]
Net income	$ 15.9	$ (14)	$ 22.7	$ 19.9	$ 9	$ 5.2	$ 15.8	$ 16.1	$ 7.4	$ 37.6	$ 44.5	$ 21.4
Changes in other comprehensive income (loss):
Currency translation adjustment	5.5				6.9					(2.5)	11.5	24
Unrecognized pension transition asset, net of tax of $(0.1), $(0.1) and $(0.1)	0.1				0					(0.2)	(0.2)	(0.2)
Unrecognized pension prior service cost, net of tax of $0.0, $0.1 and $0.0										0.1	0.2	(0.1)
Unrecognized pension net (loss) gain, net of tax of $(9.2), $(0.6) and $2.5	1.3				0.9					(14.9)	(0.7)	1.9
Total comprehensive income	22.6				16.8					20.1	55.3	47
Comprehensive income attributable to noncontrolling interests	0.3				0.2					1.2	0.7	3.5
Comprehensive income attributable to Koppers	$ 22.3				$ 16.6					$ 18.9	$ 54.6	$ 43.5

Consolidated Statement of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement Of Comprehensive Income [Abstract]
Unrecognized pension transition asset, tax	$ (0.1)	$ (0.1)	$ (0.1)
Unrecognized pension prior service cost, tax	0	0.1	0
Unrecognized pension net (loss) gain, tax	$ (9.2)	$ (0.6)	$ 2.5

Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Cash and cash equivalents	$ 42.6	$ 54.1	$ 40.5	$ 35.3	$ 58.4	$ 63.1
Accounts receivable, net of allowance	191.2	160.9		128.9
Income tax receivable	1.2	10.6		11.9
Inventories, net	178.2	159		165.4
Deferred tax assets	9.6	9.3		5.9
Loan to related party	11.7	11.7		0
Other current assets	20.2	21.8		23
Total current assets	454.7	427.4		370.4
Equity in non-consolidated investments	5.4	4.9		4.7
Property, plant and equipment, net	153.7	155.6		168.2
Goodwill	73	72.1		72.1	61.6
Deferred tax assets	41.5	44.3		26.1
Other assets	25.8	26.4		27.7
Total assets	754.1	730.7		669.2
Liabilities
Accounts payable	96.6	102.1		87.9
Accrued liabilities	60.9	63.1		55.4
Dividends payable	5.6	5.2		5.1
Short-term debt and current portion of long-term debt	0	0		1
Total current liabilities	163.1	170.4		149.4
Long-term debt	314.3	302.1		295.4
Accrued postretirement benefits	104.8	104.1		86.1
Other long-term liabilities	46.7	46.9		38.4
Total liabilities	628.9	623.5		569.3
Commitments and contingent liabilities
Equity
Senior Convertible Preferred Stock, $0.01 par value per share; 10,000,000 shares authorized; no shares issued	0	0		0
Common Stock, $0.01 par value per share; 40,000,000 shares authorized	0.2	0.2		0.2
Additional paid-in capital	145.1	142.9		137
Retained earnings (deficit)	17.2	6.7		(11.7)
Accumulated other comprehensive loss	(23.5)	(30.2)		(12.3)
Treasury stock, at cost	(26.5)	(24.8)		(24.5)
Total Koppers shareholders' equity	112.5	94.8		88.7
Noncontrolling interests	12.7	12.4		11.2
Total equity	125.2	107.2	113	99.9	54.8
Total liabilities and equity	$ 754.1	$ 730.7		$ 669.2

Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Balance Sheet [Abstract]
Accounts receivable, allowance	$ 0.2	$ 0.3	$ 0.1
Senior convertible preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Senior convertible preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Senior convertible preferred stock, shares issued
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	21,505,028	21,309,210	21,278,480
Treasury stock, shares	750,613	706,161	700,203	669,000	669,000

Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash provided by (used in) operating activities
Net income	$ 15.9	$ 9	$ 37.6	$ 44.5	$ 21.4
Adjustments to reconcile net cash provided by operating activities:
Depreciation and amortization	6.8	6.8	48.8	28.1	26.6
Loss on extinguishment of debt			0	0	22.4
(Gain) loss on sale of assets			(0.2)	(1)	0.6
Deferred income taxes	2	0.2	(11.3)	5	22.9
Non-cash interest expense	0.4	0.4	1.6	1.7	16.4
Equity income of affiliated companies, net of dividends received	(0.5)	0	(0.2)	0	2
Change in other liabilities	2.4	1.2	4	(2.5)	6.8
Stock-based compensation	1.5	0.8	5.3	3.3	2.5
Other	0.2	0	(3)	0.8	0.6
(Increase) decrease in working capital:
Accounts receivable	(28.5)	(39.8)	(33.2)	(19.1)	16.1
Inventories	(16.7)	(5.6)	5.1	8.2	31.5
Accounts payable	(6.5)	11.5	15.3	9.7	(16.8)
Accrued liabilities and other working capital	7.2	6	7.1	26.6	(40.7)
Net cash provided by operating activities	(15.8)	(9.5)	76.9	105.3	112.3
Cash provided by (used in) investing activities
Capital expenditures	(3.4)	(4.4)	(33.2)	(29.9)	(18)
Acquisitions, net of cash acquired	0	(0.6)	(0.6)	(35.5)	(2.2)
Loan to related party			(11.7)	0	0
Net cash proceeds (payments) from divestitures and asset sales	0.2	0	0.8	2	(0.6)
Net cash (used in) investing activities	(3.2)	(5)	(44.7)	(63.4)	(20.8)
Cash provided by (used in) financing activities
Borrowings of revolving credit	98.1	76.1	218	152.1	190
Repayments of revolving credit	(86)	(51.6)	(211.6)	(192.1)	(150)
Borrowings on long-term debt			0	0	294.9
Repayments on long-term debt	0	(0.9)	(1)	(0.2)	(405.7)
Issuances of Common Stock	0.6	0.2	0.3	0.1	0
Repurchases of Common Stock	(1.7)	(0.2)	(0.3)	(0.9)	0
Excess tax benefit from employee stock plans			0	0.2	0
Payment of deferred financing costs	0	(0.5)	(0.5)	(0.4)	(8.1)
Dividends paid	(4.5)	(4.5)	(18.2)	(23.1)	(18)
Net cash provided by (used in) financing activities	6.5	18.6	(13.3)	(64.3)	(96.9)
Effect of exchange rates on cash	1	1.1	(0.1)	(0.7)	0.7
Net increase (decrease) in cash and cash equivalents	(11.5)	5.2	18.8	(23.1)	(4.7)
Cash and cash equivalents at beginning of year	54.1	35.3	35.3	58.4	63.1
Cash and cash equivalents at end of year	42.6	40.5	54.1	35.3	58.4
Supplemental disclosure of cash flows information:
Interest			25.8	25.5	19.8
Income taxes			25.7	(3.9)	26.1
Noncash investing and financing activities:
Capital leases			$ 0	$ 0.1	$ 0

Consolidated Statement of Shareholders' Equity (USD $) In Millions	Total	Senior Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings (Deficit) [Member]	Currency Translation Adjustment [Member]	Unrecognized Pension Transition Asset [Member]	Unrecognized Pension Prior Service Cost [Member]	Unrecognized Pension Net Loss [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total Koppers Shareholders' Equity - End Of Year [Member]	Noncontrolling Interests [Member]
Balance at Dec. 31, 2008				$ 126.6	$ (37.8)	$ (2.5)	$ 0.9	$ (0.4)	$ (45.4)		$ (23.6)		$ 8
Employee stock plans				0.6
Net income attributable to Koppers	18.8				18.8
Common Stock dividends					(18.3)
Change in currency translation adjustment	24					23.1							0.9
Change in unrecognized pension transition asset, net of tax	0.2						(0.2)
Change in unrecognized pension prior service cost, net of tax	(0.1)							(0.1)
Change in unrecognized pension net loss, net of tax	1.9								1.9
Purchases											0
Net income attributable to noncontrolling interests	2.6												2.6
Dividends to noncontrolling interests													(0.5)
Total equity	54.8
Balance at Dec. 31, 2009		0	0.2	127.2	(37.3)	20.6	0.7	(0.5)	(43.5)	(22.7)	(23.6)	43.8	11
Employee stock plans				9.8
Net income attributable to Koppers	44.1				44.1
Common Stock dividends					(18.5)
Change in currency translation adjustment	11.5					11.1							0.4
Change in unrecognized pension transition asset, net of tax	0.2						(0.2)
Change in unrecognized pension prior service cost, net of tax	0.2							0.2
Change in unrecognized pension net loss, net of tax	(0.7)								(0.7)
Purchases											(0.9)
Net income attributable to noncontrolling interests	0.4												0.4
Dividends to noncontrolling interests													(0.6)
Total equity	99.9											88.7	11.2
Balance at Dec. 31, 2010	88.7	0	0.2	137	(11.7)	31.7	0.5	(0.3)	(44.2)	(12.3)	(24.5)	88.7	11.2
Balance at Sep. 30, 2010
Net income attributable to Koppers	5.1
Total equity	99.9											88.7
Balance at Dec. 31, 2010	88.7	0	0.2							(12.3)		88.7
Net income attributable to Koppers	8.9
Change in currency translation adjustment	6.9
Change in unrecognized pension transition asset, net of tax	0
Change in unrecognized pension net loss, net of tax	0.9
Net income attributable to noncontrolling interests	0.1
Total equity	113											101.6	11.4
Balance at Mar. 31, 2011
Balance at Dec. 31, 2010	88.7	0	0.2	137	(11.7)	31.7	0.5	(0.3)	(44.2)	(12.3)	(24.5)	88.7	11.2
Employee stock plans				5.9
Net income attributable to Koppers	36.9				36.9
Common Stock dividends					(18.5)
Change in currency translation adjustment	(2.5)					(2.9)							0.5
Change in unrecognized pension transition asset, net of tax	0.2						(0.2)
Change in unrecognized pension prior service cost, net of tax	0.1							0.1
Change in unrecognized pension net loss, net of tax	(14.9)								(14.9)
Purchases											(0.3)
Net income attributable to noncontrolling interests	0.7												0.7
Dividends to noncontrolling interests													0
Total equity	107.2											94.8	12.4
Balance at Dec. 31, 2011	94.8	0	0.2	142.9	6.7	28.8	0.3	(0.2)	(59.1)	(30.2)	(24.8)	94.8	12.4
Balance at Sep. 30, 2011
Net income attributable to Koppers	(14.2)
Total equity	107.2											94.8
Balance at Dec. 31, 2011	94.8	0	0.2							(30.2)		94.8
Net income attributable to Koppers	15.6
Change in currency translation adjustment	5.5
Change in unrecognized pension transition asset, net of tax	(0.1)
Change in unrecognized pension net loss, net of tax	1.3
Net income attributable to noncontrolling interests	0.3
Total equity	125.2											112.5	12.7
Balance at Mar. 31, 2012	$ 112.5

Basis of Presentation and New Accounting Standards	3 Months Ended
Mar. 31, 2012
Basis of Presentation and New Accounting Standards [Abstract]
Basis of Presentation and New Accounting Standards

1. Basis of Presentation and New Accounting Standards

The accompanying unaudited condensed consolidated financial statements and related disclosures have been prepared in accordance with accounting principles generally accepted in the United States applicable to interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation of Koppers Holdings Inc.’s and its subsidiaries’ (“Koppers”, “Koppers Holdings” or the “Company”) financial position and interim results as of and for the periods presented have been included. All such adjustments are of a normal recurring nature unless disclosed otherwise. Because the Company’s business is seasonal, results for interim periods are not necessarily indicative of those that may be expected for a full year. The Condensed Consolidated Balance Sheet for December 31, 2011 has been summarized from the audited balance sheet contained in the Annual Report on Form 10-K for the year ended December 31, 2011.

The financial information included herein should be read in conjunction with the Company’s audited consolidated financial statements and related notes included in its Annual Report on Form 10-K for the year ended December 31, 2011.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05). The amendments in ASU 2011-05 require entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 is effective for interim and annual periods beginning after December 15, 2011.

Dividends	3 Months Ended
Mar. 31, 2012
Dividends [Abstract]
Dividends	2. Dividends On May 3, 2012, the Company’s board of directors declared a quarterly dividend of 24 cents per common share, payable on July 9, 2012 to shareholders of record as of May 15, 2012.

Discontinued operations	3 Months Ended
Mar. 31, 2012
Discontinued operations [Abstract]
Discontinued operations

3. Discontinued operations

In December 2011, the Company ceased manufacturing operations at its carbon black facility located in Kurnell, Australia. This business was reclassified to discontinued operations in the first quarter of 2012 as run-off activities were completed. This decision was made as a result of deteriorating business conditions including raw material availability and cost, competition in the export markets due to the strength of the Australian dollar and a variety of other factors. The costs related to this closure totaled $41.0 million in the fourth quarter of 2011, of which $20.8 million was recorded as a component of cost of sales and $20.2 million was recorded as a component of depreciation and amortization. The Company estimates that total future closure costs related to this facility will be approximately $1.6 million. The closure is expected to be completed by 2014. The facility is part of the Carbon Materials & Chemicals segment.

Details of the restructuring activities and related reserves for 2012 are as follows:

	Severance and employee benefits	Environmental remediation	Inventory writedowns	Site demolition	Other	Total
(Dollars in millions)
Reserve at December 31, 2011	$1.8	$6.7	$0.0	$6.2	$1.2	$15.9
Charges	0.0	0.0	0.3	0.0	0.0	0.3
Costs charged against assets	0.0	0.0	(0.3)	0.0	0.0	(0.3)
Reversals	(0.1)	0.0	0.0	0.0	0.0	(0.1)
Cash paid	(0.9)	0.0	0.0	0.0	(0.2)	(1.1)
Currency translation	0.0	0.2	0.0	0.2	0.0	0.4

Reserve at March 31, 2012	$0.8	$6.9	$0.0	$6.4	$1.0	$15.1

Net sales and operating profit from discontinued operations for the three months ended March 31, 2012 and 2011 consist of the following amounts:

	Three Months Ended March 31,
	2012	2011
Net sales	$5.1	$17.6
Operating profit	0.3	(0.5)

Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

4. Fair Value Measurements

Carrying amounts and the related estimated fair values of the Company’s financial instruments as of March 31, 2012 and December 31, 2011 are as follows:

	March 31, 2012		December 31, 2011
	Fair Value	Carrying Value	Fair Value	Carrying Value
(Dollars in millions)
Financial assets:
Cash and cash equivalents, including restricted cash	$42.6	$42.6	$54.1	$54.1
Investments and other assets (a)	1.3	1.3	1.3	1.3
Financial liabilities:
Long-term debt (including current portion)	$340.3	$314.3	$324.4	$302.1

(a)	Excludes equity method investments.

Cash and cash equivalents – The carrying amount approximates fair value because of the short maturity of those instruments.

Investments and other assets – Represents the broker-quoted cash surrender value on universal life insurance policies. This asset is classified as Level 2 in the valuation hierarchy and is measured from values received from financial institutions.

Debt – The fair value of the Company’s long-term debt is estimated based on the market prices for the same or similar issues or on the current rates offered to the Company for debt of the same remaining maturities (Level 2). The fair values of the revolving credit facility approximate carrying value due to the variable rate nature of these instruments.

17. Fair Value of Financial Instruments

Carrying amounts and the related estimated fair values of the Company’s financial instruments as of December 31, 2011 and 2010 are as follows:

	December 31, 2011		December 31, 2010
	Fair Value	Carrying Value	Fair Value	Carrying Value
(Dollars in millions)
Financial assets:
Cash and cash equivalents	$54.1	$54.1	$35.3	$35.3
Investments and other assets (a)	1.3	1.3	1.3	1.3
Financial liabilities:
Long-term debt (including current portion)	$324.4	$302.1	$324.5	$296.4

(a)	Excludes equity method investments.

Cash – The carrying amount approximates fair value because of the short maturity of those instruments.

Investments and other assets – Represents the broker-quoted cash surrender value on life insurance policies. The cash surrender value asset is classified as Level 2 in the valuation hierarchy and is measured from values received from the insuring entity.

Long-term debt – The fair value of the Company’s long-term debt is estimated based on the market prices for the same or similar issues or on the current rates offered to the Company for debt of the same remaining maturities (Level 2). The fair values of the revolving credit facility approximate carrying value due to the variable rate nature of these instruments.

Comprehensive Income and Equity	3 Months Ended
Mar. 31, 2012
Comprehensive Income and Equity [Abstract]
Comprehensive Income and Equity

5. Comprehensive Income and Equity

Total comprehensive income for the three months ended March 31, 2012 and 2011 is summarized in the table below:

	Three Months Ended March 31,
	2012	2011
(Dollars in millions)
Net income	$15.9	$9.0
Other comprehensive income (loss):
Change in currency translation adjustment	5.5	6.9
Change in unrecognized pension net loss, net of tax	1.3	0.9
Change in unrecognized transition asset, net of tax	(0.1)	0.0

Total comprehensive income	22.6	16.8
Less: comprehensive income attributable to noncontrolling interests	0.3	0.2

Comprehensive income attributable to Koppers	$22.3	$16.6

The following tables present the change in equity for the three months ended March 31, 2012 and 2011, respectively:

(Dollars in millions)	Total Koppers Shareholders’ Equity’	Noncontrolling Interests	Total Equity
Balance at December 31, 2011	$94.8	$12.4	$107.2
Net income	15.6	0.3	15.9
Issuance of common stock	0.6	0.0	0.6
Employee stock plans	1.6	0.0	1.6
Other comprehensive income	6.7	0.0	6.7
Dividends	(5.1)	0.0	(5.1)
Repurchases of common stock	(1.7)	0.0	(1.7)

Balance at March 31, 2012	$112.5	$12.7	$125.2

(Dollars in millions)	Total Koppers Shareholders’ Equity’	Noncontrolling Interests	Total Equity
Balance at December 31, 2010	$88.7	$11.2	$99.9
Net income	8.9	0.1	9.0
Issuance of common stock	0.2	0.0	0.2
Employee stock plans	0.9	0.0	0.9
Other comprehensive income	7.7	0.1	7.8
Dividends	(4.6)	0.0	(4.6)
Repurchases of common stock	(0.2)	0.0	(0.2)

Balance at March 31, 2011	$101.6	$11.4	$113.0

Earnings And Dividends Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Earnings And Dividends Per Common Share [Abstract]
Earnings and Dividends Per Common Share

6. Earnings per Common Share

The computation of basic earnings per common share for the periods presented is based upon the weighted average number of common shares outstanding during the periods. The computation of diluted earnings per common share includes the effect of non-vested nonqualified stock options and restricted stock units assuming such options and stock units were outstanding common shares at the beginning of the period. The effect of antidilutive securities is excluded from the computation of diluted earnings per common share.

The following table sets forth the computation of basic and diluted earnings per common share:

	Three Months Ended March 31,
	2012	2011
(Dollars in millions, except share amounts, in thousands, and per share amounts)
Net income attributable to Koppers	$15.6	$8.9
Less: Income (loss) from discontinued operations	0.1	$(0.2)

Income from continuing operations attributable to Koppers	$15.5	$9.1

Weighted average common shares outstanding:
Basic	20,669	20,588
Effect of dilutive securities	234	136

Diluted	20,903	20,724

Earnings per common share – continuing operations:
Basic earnings per common share	$0.74	$0.44
Diluted earnings per common share	0.74	0.44

Other data:
Antidilutive securities excluded from computation of diluted earnings per common share	181	95

5. Earnings and Dividends per Common Share

The computation of basic earnings per common share for the periods presented is based upon the weighted average number of common shares outstanding during the periods. The computation of diluted earnings per common share includes the effect of nonvested nonqualified stock options and restricted stock units assuming such options and stock units were outstanding common shares at the beginning of the period. The effect of antidilutive securities and performance restricted stock units that have not met vesting criteria are excluded from the computation of diluted earnings per common share.

The following table sets forth the computation of basic and diluted earnings per common share:

	Year Ended December 31,
	2011	2010	2009
(Dollars in millions, except share amounts, in thousands, and per share amounts)
Net income attributable to Koppers	$36.9	$44.1	$18.8
Less: discontinued operations	(19.9)	(0.1)	0.0

Income from continuing operations attributable to Koppers	$56.8	$44.2	$18.8

Weighted average common shares outstanding:
Basic	20,599	20,543	20,446
Effect of dilutive securities	234	133	115

Diluted	20,833	20,676	20,561

Earnings per common share – continuing operations:
Basic earnings per common share	$2.75	$2.14	$0.92
Diluted earnings per common share	2.72	2.13	0.91

Other data:
Antidilutive securities excluded from computation of diluted earnings per common share	106	154	103

On February 15, 2012, the board of directors declared a quarterly dividend of 24 cents per common share, payable on April 9, 2012 to shareholders of record as of February 28, 2012.

Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation

7. Stock-based Compensation

The amended and restated 2005 Long-Term Incentive Plan (the “LTIP”) provides for the grant to eligible persons of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance awards, dividend equivalents and other stock-based awards, which are collectively referred to as the awards.

Under the LTIP, the board of directors granted restricted stock units and performance stock units to certain employee participants (collectively, the “stock units”) each year starting in 2007. The restricted stock units vest on the third anniversary of the grant date, assuming continued employment by the participant. Performance stock units granted in 2011 and 2010 each have a two-year performance objective. Performance stock units granted in 2012 have a three-year performance objective. Regardless of whether the measurement period for the applicable performance objective is two or three years, all performance stock units have a three-year period for vesting (if the applicable performance objective is obtained). The applicable performance objective is based upon a multi-year cumulative value creation calculation commencing on the first day of each grant year. The number of performance stock units granted represents the target award and participants have the ability to earn between zero and 150 percent of the target award based upon actual performance. If minimum performance criteria are not achieved, no performance stock units will vest. The performance stock units originally awarded in 2009 vested at 59.5 percent of target in February 2012. The performance stock units originally awarded in 2010 achieved a performance outcome of 128.2 percent of target and will vest in 2013, assuming continued service by the participants.

Dividends declared on the Company’s common stock during the restriction period of the stock units are credited at equivalent value as additional stock units and become payable as additional common shares upon vesting. In the event of termination of employment, other than retirement, death or disability, any non-vested stock units are forfeited, including additional stock units credited from dividends. In the event of termination of employment due to retirement, death or disability, pro-rata vesting of the stock units over the service period will result. There are special vesting provisions for the stock units related to a change in control.

Restricted stock units that vest immediately or have one-year vesting periods are also issued under the LTIP to members of the board of directors in connection with annual director compensation and, from time to time, are issued to members of management in connection with employee compensation.

Compensation expense for non-vested stock units is recorded over the vesting period based on the fair value at the date of grant. The fair value of stock units is the market price of the underlying common stock on the date of grant.

The following table shows a summary of the performance stock units with uncompleted performance periods as of March 31, 2012:

Performance Period	Minimum Shares	Target Shares	Maximum Shares
2011 – 2012	0	88,010	132,015
2012 – 2014	0	104,598	156,897

The following table shows a summary of the status and activity of non-vested stock awards for the three months ended March 31, 2012:

	Restricted Stock Units	Performance Stock Units	Total Stock Units	Weighted Average Grant Date Fair Value per Unit
Non-vested at January 1, 2012	156,665	297,715	454,380	$26.43
Granted	52,046	104,598	156,644	$38.21
Credited from dividends	3,358	7,072	10,430	$35.74
Performance stock unit adjustment	0	(40,112)	(40,112)	$10.68
Vested	(69,243)	(87,013)	(156,256)	$16.42
Forfeited	(1,022)	(1,523)	(2,545)	$36.43
Non-vested at March 31, 2012	141,804	280,737	422,541	$36.16

Stock options to executive officers vest and become exercisable upon the completion of a three-year service period commencing on the grant date. The stock options have a term of 10 years. In the event of termination of employment, other than retirement, death or disability, any non-vested options are forfeited. In the event of termination of employment due to retirement, death or disability, pro-rata vesting of the options over the service period will result. There are special vesting provisions for the stock options related to a change in control.

In accordance with accounting standards, compensation expense for non-vested stock options is recorded over the vesting period based on the fair value at the date of grant. The fair value of stock options on the date of grant is calculated using the Black-Scholes-Merton model and the assumptions listed below:

	February 2012 Grant	February 2011 Grant	August 2010 Grant	February 2010 Grant
Grant date price per share of option award	$38.21	$40.26	$20.00	$28.10
Expected dividend yield per share	2.75%	2.50%	2.50%	2.50%
Expected life in years	6.5	6.5	6.5	6.5
Expected volatility	55.06%	60.00%	62.00%	62.00%
Risk-free interest rate	1.34%	3.02%	3.05%	3.05%
Grant date fair value per share of option awards	$15.82	$19.28	$9.82	$13.81

The dividend yield is based on the Company’s current and prospective dividend rate which calculates a continuous dividend yield based upon the market price of the underlying common stock. The expected life in years is based on the simplified method permitted under Securities and Exchange Commission Staff Accounting Bulletin No. 14d.2 which calculates the average of the weighted vesting term and the contractual term of the option. This method was selected due to the lack of historical exercise data with respect to the Company. Expected volatility is based on the historical volatility of the Company’s common stock and the historical volatility of certain other similar public companies. The risk-free interest rate is based on U.S. Treasury bill rates for the expected life of the option.

The following table shows a summary of the status and activity of stock options for the three months ended March 31, 2012:

	Options	Weighted Average Exercise Price per Option	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at January 1, 2012	353,452	$27.65
Granted	95,899	$38.21
Exercised	(39,562)	$15.26
Outstanding at March 31, 2012	409,789	$31.32	7.71	$3.2
Exercisable at March 31, 2012	183,419	$25.39	6.04	$2.5

Total stock-based compensation expense recognized for the three months ended March 31, 2012 and 2011 is as follows:

	Three Months Ended March 31,
	2012	2011
(Dollars in millions)
Stock-based compensation expense recognized:
Selling, general and administrative expenses	$1.5	$0.8
Less related income tax benefit	0.6	0.3

	$0.9	$0.5

As of March 31, 2012, total future compensation expense related to non-vested stock-based compensation arrangements totaled $13.5 million and the weighted-average period over which this cost is expected to be recognized is approximately 28 months.

6. Stock-based Compensation

The amended and restated 2005 Long-Term Incentive Plan (the “LTIP”) provides for the grant to eligible persons of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance awards, dividend equivalents and other stock-based awards, which are collectively referred to as the awards.

Under the LTIP, the board of directors granted restricted stock units and performance stock units to certain employee participants (collectively, the “stock units”) each year starting in 2007. The restricted stock units vest on the third anniversary of the grant date, assuming continued employment by the participant. Performance stock units granted in 2011 and 2010 each have a two-year performance objective. Performance stock units granted before 2010 have three-year performance objectives. Regardless of whether the measurement period for the applicable performance objective is two or three years, all performance stock units have a three-year period for vesting (if the applicable performance objective is obtained). The applicable performance objective is based upon a multi-year cumulative value creation calculation commencing on the first day of each grant year. The number of performance stock units granted represents the target award and participants have the ability to earn between zero and 150 percent of the target award based upon actual performance. If minimum performance criteria are not achieved, no performance stock units will vest. The performance stock units originally awarded in 2008 did not vest in 2011 as the related performance objectives were not achieved.

Dividends declared on the Company’s common stock during the restriction period of the stock units are credited at equivalent value as additional stock units and become payable as additional common shares upon vesting. In the event of termination of employment, other than retirement, death or disability, any non-vested stock units are forfeited, including additional stock units credited from dividends. In the event of termination of employment due to retirement, death or disability, pro-rata vesting of the stock units over the service period will result. There are special vesting provisions for the stock units related to a change in control.

Restricted stock units that vest immediately or have one-year vesting periods are also issued under the LTIP to members of the board of directors in connection with annual director compensation and, from time to time, are issued to members of management in connection with employee compensation.

Compensation expense for non-vested stock units is recorded over the vesting period based on the fair value at the date of grant. The fair value of stock units is the market price of the underlying common stock on the date of grant.

The following table shows a summary of the performance stock units as of December 31, 2011:

Performance Period	Minimum Shares	Target Shares	Maximum Shares
2009 – 2011	0	134,928	202,392
2010 – 2011	0	65,411	98,117
2011 – 2012	0	89,056	133,584

The following table shows a summary of the status and activity of non-vested stock awards for the year ended December 31, 2011:

	Restricted Stock Units	Performance Stock Units	Total Stock Units	Weighted Average Grant Date Fair Value per Unit
Non-vested at January 1, 2011	121,397	257,002	378,399	$23.31
Granted	60,501	93,115	153,616	$40.41
Credited from dividends	3,627	7,693	11,320	$27.31
Performance stock unit adjustment	0	(50,600)	(50,600)	$38.92
Vested	(23,580)	0	(23,580)	$38.92
Forfeited	(5,280)	(9,495)	(14,775)	$29.96

Non-vested at December 31, 2011	156,665	297,715	454,380	$26.43

Stock options to executive officers vest and become exercisable upon the completion of a three-year service period commencing on the grant date. The stock options have a term of 10 years. In the event of termination of employment, other than retirement, death or disability, any non-vested options are forfeited. In the event of termination of employment due to retirement, death or disability, pro-rata vesting of the options over the service period will result. There are special vesting provisions for the stock options related to a change in control.

In accordance with accounting standards, compensation expense for non-vested stock options is recorded over the vesting period based on the fair value at the date of grant. The fair value of stock options on the date of grant is calculated using the Black-Scholes-Merton model and the assumptions listed below:

	February 2011 Grant	August 2010 Grant	February 2010 Grant	February 2009 Grant
Grant date price per share of option award	$40.26	$20.00	$28.10	$15.26
Expected dividend yield per share	2.50%	2.50%	2.50%	2.50%
Expected life in years	6.5	6.5	6.5	6.5
Expected volatility	60.00%	62.00%	62.00%	51.00%
Risk-free interest rate	3.02%	3.05%	3.05%	2.05%
Grant date fair value per share of option awards	$19.28	$9.82	$13.81	$6.19

The dividend yield is based on the Company’s current and prospective dividend rate which calculates a continuous dividend yield based upon the market price of the underlying common stock. The expected life in years is based on the simplified method permitted under Securities and Exchange Commission Staff Accounting Bulletin No. 14d.2 which calculates the average of the weighted vesting term and the contractual term of the option. This method was selected due to the lack of historical exercise data with respect to the Company. Expected volatility is based on the historical volatility of the Company’s common stock and the historical volatility of certain other similar public companies. The risk-free interest rate is based on U.S. Treasury bill rates for the expected life of the option.

The following table shows a summary of the status and activity of stock options for the year ended December 31, 2011:

	Options	Weighted Average Exercise Price per Option	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at January 1, 2011	291,591	$24.63
Granted	73,910	$40.26
Exercised	(7,150)	$29.97
Forfeited	(4,899)	$34.64

Outstanding at December 31, 2011	353,452	$27.65	7.27	$3.0

Exercisable at December 31, 2011	95,568	$34.70	5.51	$0.2

Total stock-based compensation expense recognized for the three years ended December 31, 2011 is as follows:

	Year Ended December 31,
	2011	2010	2009
(Dollars in millions)
Stock-based compensation expense recognized:
Selling, general and administrative expenses	$5.3	$3.3	$2.5
Less related income tax benefit	2.0	1.3	1.0

Decrease in net income attributable to Koppers	$3.3	$2.0	$1.5

As of December 31, 2011, total future compensation expense related to non-vested stock-based compensation arrangements totaled $7.3 million and the weighted-average period over which this expense is expected to be recognized is approximately 23 months.

Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Information [Abstract]
Segment Information

8. Segment Information

The Company has two reportable segments: Carbon Materials & Chemicals and Railroad & Utility Products. The Company’s reportable segments are business units that offer different products. The reportable segments are each managed separately because they manufacture and distribute distinct products with different production processes. The business units have been aggregated into two reportable segments since management believes the long-term financial performance of these business units is affected by similar economic conditions.

The Company’s Carbon Materials & Chemicals segment is primarily a manufacturer of carbon pitch, naphthalene, phthalic anhydride, creosote and carbon black feedstock. Carbon pitch is a critical raw material used in the production of aluminum and for the production of steel in electric arc furnaces. Naphthalene is used for the production of phthalic anhydride and as a surfactant in the production of concrete. Phthalic anhydride is used in the production of plasticizers, polyester resins and alkyd paints. Creosote is used in the treatment of wood and carbon black feedstock is used in the production of carbon black.

The Company’s Railroad & Utility Products segment sells treated and untreated wood products, manufactured products and services primarily to the railroad and public utility markets. Railroad products include procuring and treating items such as crossties, switch ties and various types of lumber used for railroad bridges and crossings and the manufacture of rail joint bars. Utility products include transmission and distribution poles and pilings.

The Company evaluates performance and determines resource allocations based on a number of factors, the primary measure being operating profit or loss from operations. Operating profit does not include equity in earnings of affiliates, other income, interest expense or income taxes. Operating profit also excludes the operating costs of Koppers Holdings Inc., the parent company of Koppers Inc. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies. Intersegment transactions are eliminated in consolidation.

The following table sets forth certain sales and operating data, net of all intersegment transactions, for the Company’s segments for the periods indicated:

	Three Months Ended March 31,
	2012	2011
(Dollars in millions)
Revenues from external customers:
Carbon Materials & Chemicals	$249.5	$218.6
Railroad & Utility Products	131.4	122.9

Total	$380.9	$341.5

Intersegment revenues:
Carbon Materials & Chemicals	$30.0	$27.5

Depreciation and amortization expense:
Carbon Materials & Chemicals	$4.1	$4.3
Railroad & Utility Products	2.7	2.1

Total	$6.8	$6.4

Operating profit:
Carbon Materials & Chemicals	$20.5	$14.1
Railroad & Utility Products	9.1	7.5
Corporate	(0.4)	(0.3)

Total	$29.2	$21.3

The following table sets forth certain tangible and intangible assets allocated to each of the Company’s segments as of the dates indicated:

	March 31, 2012	December 31, 2011
(Dollars in millions)
Segment assets:
Carbon Materials & Chemicals	$510.2	$495.2
Railroad & Utility Products	185.1	164.6
All other	58.8	70.9

Total	$754.1	$730.7

Goodwill:
Carbon Materials & Chemicals	$70.2	$69.4
Railroad & Utility Products	2.8	2.7

Total	$73.0	$72.1

8. Segment Information

The Company has two reportable segments: Carbon Materials & Chemicals and Railroad & Utility Products. The Company’s reportable segments are business units that offer different products. The reportable segments are each managed separately because they manufacture and distribute distinct products with different production processes. The business units have been aggregated into two reportable segments since management believes the long-term financial performance of these business units is affected by similar economic conditions.

The Company’s Carbon Materials & Chemicals segment is primarily a manufacturer of carbon pitch, naphthalene, phthalic anhydride, creosote and carbon black feedstock. Carbon pitch is a critical raw material used in the production of aluminum and for the production of steel in electric arc furnaces. Naphthalene is used for the production of phthalic anhydride and as a surfactant in the production of concrete. Phthalic anhydride is used in the production of plasticizers, polyester resins and alkyd paints. Creosote is used in the treatment of wood and carbon black feedstock is used in the production of carbon black.

The Company’s Railroad & Utility Products segment sells treated and untreated wood products, manufactured products and services primarily to the railroad and public utility markets. Railroad products include procuring and treating items such as crossties, switch ties and various types of lumber used for railroad bridges and crossings and the manufacture of rail joint bars. Utility products include transmission and distribution poles and pilings.

The Company evaluates performance and determines resource allocations based on a number of factors, the primary measure being operating profit or loss from operations. Operating profit does not include equity in earnings of affiliates, other income, interest expense or income taxes. Operating profit also excludes the operating costs of Koppers Holdings Inc., the parent company of Koppers Inc. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies. Intersegment transactions are eliminated in consolidation.

Results of Segment Operations

	Year Ended December 31,
	2011	2010	2009
(Dollars in millions)
Revenues from external customers:
Carbon Materials & Chemicals	$943.1	$740.6	$606.0
Railroad & Utility Products	523.1	449.9	469.2

Total	$1,466.2	$1,190.5	$1,075.2

Intersegment revenues:
Carbon Materials & Chemicals	$95.2	$97.2	$91.5

Depreciation & amortization:
Carbon Materials & Chemicals	$17.4	$17.2	$15.9
Railroad & Utility Products	9.5	9.4	7.3

Total	$26.9	$26.6	$23.2

Operating profit:
Carbon Materials & Chemicals	$89.1	$76.7	$57.3
Railroad & Utility Products	34.8	23.0	38.2
Corporate(a)	(1.2)	(1.6)	(1.8)

Total	$122.7	$98.1	$93.7

Capital expenditures (including acquisitions):
Carbon Materials & Chemicals	$23.0	$44.9	$10.7
Railroad & Utility Products	10.2	20.2	8.5
Corporate	0.6	0.3	1.0

Total	$33.8	$65.4	$20.2

(a)	Operating loss for Corporate includes general and administrative costs for Koppers Holdings Inc, the parent company of Koppers Inc.

Assets and Goodwill by Segment

	December 31,
	2011	2010
(Dollars in millions)
Assets:
Carbon Materials & Chemicals	$495.2	$447.4
Railroad & Utility Products	164.6	154.8

Segment assets	659.8	602.2
Cash & cash equivalents	0.2	8.5
Income tax receivable	10.6	11.9
Deferred taxes	41.8	27.1
Deferred financing costs	8.2	9.1
Deferred charges	3.5	4.0
Other	6.6	6.4

Total	$730.7	$669.2

Goodwill:
Carbon Materials & Chemicals	$69.4	$69.6
Railroad & Utility Products	2.7	2.5

Total	$72.1	$72.1

Revenues and Long-lived Assets by Geographic Area

	Year	Revenue	Long-lived assets
(Dollars in millions)
United States	2011	$787.5	$161.6
	2010	672.5	157.1
	2009	649.1	149.1
Australasia	2011	276.6	58.7
	2010	221.9	79.8
	2009	190.2	73.4
Europe	2011	248.0	35.7
	2010	194.0	35.8
	2009	144.1	14.9
Other countries	2011	154.1	0.0
	2010	102.1	0.0
	2009	91.8	0.0

Total	2011	$1,466.2	$256.0
	2010	$1,190.5	$272.7
	2009	$1,075.2	$237.4

Revenues by geographic area in the above table are attributed by the destination country of the sale. Revenues from non-U.S. countries totaled $681.1 million in 2011, $573.0 million in 2010 and $475.3 million in 2009. Revenues from one customer of the Carbon Materials & Chemicals segment and one customer from the Railroad & Utility Products segment represented approximately 11 percent each of the Company’s consolidated revenues in 2009.

Segment Revenues for Significant Product Lines

	Year Ended December 31,
	2011	2010	2009
(Dollars in millions)
Carbon Materials & Chemicals:
Carbon pitch	$431.1	$325.6	$302.9
Creosote and carbon black feedstock	162.0	104.4	76.3
Phthalic anhydride	112.4	93.9	67.3
Naphthalene	72.3	68.0	49.8
Other products	165.3	148.7	109.7

	943.1	740.6	606.0
Railroad & Utility Products:
Railroad crossties	324.9	282.5	298.1
Utility poles	84.2	73.3	66.8
Creosote	52.7	57.9	60.6
Rail joint bars	24.7	0.1	0.0
Other products	36.6	36.1	43.7

	523.1	449.9	469.2

Total	$1,466.2	$1,190.05	$1,075.2

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

9. Income Taxes

Effective Tax Rate

Income taxes as a percentage of pretax income was 32.8 percent and 36.3 percent for each of the three months ended March 31, 2012 and 2011, respectively, before discrete items. Discrete items included in income taxes for the three months ended March 31, 2012 consisted of a net tax benefit of $0.3 million due primarily to amended tax returns and deferred tax adjustments. There were no discrete items included in income taxes for the three months ended on March 31, 2011.

The effective tax rate for the three months ended on March 31, 2012 differs from the U.S. federal statutory rate of 35.0 percent due to the taxes on foreign earnings (-3.5 percent) and the domestic manufacturing deduction (-1.5 percent) partially offset by nondeductible expenses (+0.6 percent), state taxes (+1.4 percent) and uncertain tax positions (+0.8 percent). With respect to the three months ended on March 31, 2011, the effective tax rate differs from the federal statutory rate primarily due to nondeductible expenses (+0.6 percent), state taxes (+1.1 percent) and uncertain tax positions (+0.9 percent) partially offset by the domestic manufacturing deduction (-1.3 percent).

The income tax provision for interim periods is based on an estimated annual effective tax rate, which requires management to make its best estimate of annual pretax income by domestic and foreign jurisdictions and other items that impact taxable income. During the year, management regularly updates estimates based on changes in various factors such as product prices, shipments, product mix, operating and administrative costs, earnings mix by taxable jurisdiction, repatriation of foreign earnings, uncertain tax positions and the ability to claim tax credits. To the extent that actual results vary from the estimates at the end of the first quarter, the actual tax provision recognized for 2012 could be materially different from the forecasted annual tax provision as of the end of the first quarter.

Uncertain Tax Positions

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, individual U.S. state jurisdictions and non-U.S. jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2005.

As of March 31, 2012 and December 31, 2011, the total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate, was approximately $7.3 million and $7.1 million, respectively. Unrecognized tax benefits totaled $10.1 million and $9.9 million as of March 31, 2012 and December 31, 2011, respectively. The Company recognizes interest expense and any related penalties from uncertain tax positions in income tax expense. As of March 31, 2012 and December 31, 2011 the Company had accrued approximately $1.0 million and $0.9 million for interest and penalties, respectively.

7. Income Taxes

Income Tax Provision

Components of the Company’s income tax provision from continuing operations are as follows:

	Years Ended December 31,
	2011	2010	2009
(Dollars in millions)
Current:
Federal	$24.7	$10.0	$(21.3)
State	1.1	0.4	0.1
Foreign	21.5	13.3	11.4

Total current tax provision (benefit)	47.3	23.7	(9.8)
Deferred:
Federal	(6.7)	4.1	22.7
State	0.1	0.3	(0.7)
Foreign	(2.0)	0.8	1.2

Total deferred tax provision	(8.6)	5.2	23.2

Total income tax provision	$38.7	$28.9	$13.4

Income before income taxes for 2011, 2010 and 2009 included $51.8 million, $51.0 million and $41.8 million, respectively, from foreign operations.

The provision for income taxes is reconciled with the federal statutory rate as follows:

	Years Ended December 31,
	2011	2010	2009
Federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	0.7	0.7	(1.2)
Foreign earnings taxed at different rates	1.4	2.4	4.9
Domestic production activities deduction	(1.3)	(0.7)	0.0
Non-deductible fines and penalties	0.2	0.0	1.1
Deferred tax adjustments	0.1	0.0	(0.9)
Change in tax contingency reserves	3.8	0.2	0.3
Other	0.3	1.7	(0.7)

	40.2%	39.3%	38.5%

The Company has not provided any U.S. tax on undistributed earnings of foreign subsidiaries or joint ventures that are reinvested indefinitely. For the year ended December 31, 2008, the Company provided deferred tax on 2008 undistributed earnings of its European subsidiaries. Subsequent to 2008, deferred taxes were not provided on undistributed European earnings as these earnings are permanently reinvested. At December 31, 2011 consolidated retained earnings of the Company included approximately $94 million of undistributed earnings, which are permanently invested, from these foreign entities. It is not practical at this time, however, to estimate the amount of taxes that may be payable on the distribution of these earnings.

Taxes Excluded from Net Income Attributable to Koppers

The amount of income tax (benefit) provision included in comprehensive income but excluded from net income attributable to Koppers relating to adjustments to reflect the unfunded status of employee post-retirement benefit plans is $9.1 million, $(0.6) million and $2.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The amount of income tax benefit included in shareholders’ equity but excluded from net income attributable to Koppers relating to the expense for restricted stock and employee stock options recognized differently for financial and tax reporting purposes was $0.2 million for the year ended December 31, 2010.

Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2011	2010
(Dollars in millions)
Deferred tax assets:
Pension and other postretirement benefits obligations	$38.7	$30.9
Reserves, including insurance, environmental and deferred revenue	29.8	12.0
Net operating loss benefit	11.2	10.6
Accrued employee compensation	10.7	8.6
Asset retirement obligations	5.1	4.9
Book/tax inventory accounting differences	1.6	1.8
Capital loss benefit	1.5	2.0
Tax credits	0.4	0.3
Excess tax basis on Koppers Australia assets	0.2	0.9
Other	2.4	4.1
Valuation allowance	(10.2)	(11.4)

Total deferred tax assets	91.4	64.7
Deferred tax liabilities:
Tax over book depreciation and amortization	27.6	23.1
Unremitted earnings of foreign subsidiaries	6.1	5.9
Tax/book inventory accounting differences	1.7	1.9
Other	5.5	4.3

Total deferred tax liabilities	40.9	35.2

Net deferred tax assets	$50.5	$29.5

A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. At December 31, 2011, the Company has recorded a valuation allowance of $8.7 million for certain state net operating loss carryforwards anticipated to produce no tax benefit. Additionally, the Company has recorded a valuation allowance of $1.5 million for certain capital loss carryforwards in Australia expected to produce no benefit. The Company has tax-effected state net operating losses of $14.3 million, which will expire from 2014 to 2030 and tax-effected foreign net operating losses of 2.0 million, a portion of which expires in 2019.

Uncertain Tax Positions

The Company or one of its subsidiaries files income tax returns in U.S. federal jurisdiction, individual U.S. state jurisdictions and non-U.S. jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2005.

As of December 31, 2011 and 2010, the total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate, was approximately $7.1 million and $3.5 million, respectively. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2011	2010	2009
(Dollars in millions)
Balance at beginning of year	$6.5	$4.0	$4.0
Additions based on tax provisions related to the current year	4.0	0.4	0.5
Additions for tax provisions of prior years	0.0	2.6	0.0
Reductions as a result of a lapse of the applicable statute of limitations	(0.6)	(0.5)	(0.5)

Balance at end of year	$9.9	$6.5	$4.0

The Company recognizes interest expense and any related penalties from uncertain tax positions in income tax expense. For each year ended December 31, 2011, 2010 and 2009, the Company recognized $0.2 million $0.2 million and $0.1 million, respectively, in interest and penalties. As of December 31, 2011 and 2010, the Company had accrued approximately $0.9 million and $0.7 million for interest and penalties, respectively.

Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Inventories

10. Inventories

Net inventories as of March 31, 2012 and December 31, 2011 are summarized in the table below:

	March 31, 2012	December 31, 2011
(Dollars in millions)
Raw materials	$105.2	$91.5
Work in process	22.1	20.1
Finished goods	99.4	95.1

	226.7	206.7
Less revaluation to LIFO	48.5	47.7

Net	$178.2	$159.0

9. Inventories

Inventories as of December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
(Dollars in millions)
Raw materials	$91.5	$107.6
Work in process	20.1	7.6
Finished goods	95.1	95.0

	206.7	210.2
Less revaluation to LIFO	47.7	44.8

Net	$159.0	$165.4

For the year ended December 31, 2011 and 2009, liquidations of LIFO inventories increased operating profit by $0.3 million and $1.2 million, respectively.

Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

11. Property, Plant and Equipment

Property, plant and equipment as of March 31, 2012 and December 31, 2011 are summarized in the table below:

	March 31, 2012	December 31, 2011
(Dollars in millions)
Land	$6.7	$6.6
Buildings	35.1	34.7
Machinery and equipment	599.3	593.5

	641.1	634.8
Less accumulated depreciation	487.4	479.2

Net	$153.7	$155.6

11. Property, Plant and Equipment

Property, plant and equipment as of December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
(Dollars in millions)
Land	$6.6	$7.6
Buildings	34.7	36.5
Machinery and equipment	593.5	605.5

	634.8	649.6
Less accumulated depreciation	479.2	481.4

Net	$155.6	$168.2

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 amounted to $46.0 million, $25.6 million and $22.8 million, respectively. Included in depreciation expense for 2011 and 2010 were impairment charges totaling $20.2 million and $1.8 million, respectively. The charge in 2011 related to the Carbon Material & Chemicals segment’s carbon black facility in Australia and the charge in 2010 related to a Railroad and Utility Products segment’s wood treating plant in the United States.

Pensions and Postretirement Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Pensions and Postretirement Benefit Plans [Abstract]
Pensions and Postretirement Benefit Plans

12. Pensions and Postretirement Benefit Plans

The Company and its subsidiaries maintain a number of defined benefit and defined contribution plans to provide retirement benefits for employees in the U.S., as well as employees outside the U.S. These plans are maintained and contributions are made in accordance with the Employee Retirement Income Security Act of 1974 (“ERISA”), local statutory law or as determined by the board of directors. The defined benefit pension plans generally provide benefits based upon years of service and compensation. Pension plans are funded except for three domestic non-qualified defined benefit pension plans for certain key executives.

All qualified defined benefit pension plans for salaried employees have been closed to new participants and a number of plans, including some plans for hourly employees, have been frozen. Accordingly, these pension plans no longer accrue additional years of service or recognize future increases in compensation for benefit purposes. In addition, a number of pension plans are subject to a “soft” freeze which precludes new employees from entering the defined benefit pension plans.

The defined contribution plans generally provide retirement assets to employee participants based upon employer and employee contributions to the participant’s individual investment account. The Company also provides retiree medical insurance coverage to certain U.S. employees and a life insurance benefit to most U.S. employees. For salaried employees, the retiree medical and retiree insurance plans have been closed to new participants.

The following table provides the components of net periodic benefit cost for the pension plans and other benefit plans for the three months ended March 31, 2012 and 2011:

	Three Months Ended March 31,
	2012	2011
(Dollars in millions)
Service cost	$0.9	$0.8
Interest cost	2.8	2.9
Expected return on plan assets	(2.7)	(2.8)
Amortization of net loss	2.0	1.6
Amortization of transition asset	(0.1)	(0.1)

Net periodic benefit cost for defined benefit plans	$2.9	$2.4

Defined contribution plan expense	$1.5	$1.5
Other postretirement benefit plan expense	0.2	0.2
Multi-employer pension plan expense	0.2	0.2

15. Pensions and Post-retirement Benefit Plans

The Company and its subsidiaries maintain a number of defined benefit and defined contribution plans to provide retirement benefits for employees in the U.S., as well as employees outside the U.S. These plans are maintained and contributions are made in accordance with the Employee Retirement Income Security Act of 1974 (“ERISA”), local statutory law or as determined by the board of directors. The defined benefit pension plans generally provide benefits based upon years of service and compensation. Pension plans are funded except for three domestic non-qualified defined benefit pension plans for certain key executives.

All qualified defined benefit pension plans for salaried employees have been closed to new participants and a number of plans, including some plans for hourly employees, have been frozen. Accordingly, these pension plans no longer accrue additional years of service or recognize future increases in compensation for benefit purposes. In addition, a number of pension plans are subject to a “soft” freeze which precludes new employees from entering the defined benefit pension plans.

The defined contribution plans generally provide retirement assets to employee participants based upon employer and employee contributions to the participant’s individual investment account. The Company also provides retiree medical insurance coverage to certain U.S. employees and a life insurance benefit to most U.S. employees. For salaried employees, the retiree medical and retiree insurance plans have been closed to new participants.

Expense related to defined contribution plans totaled $4.8 million, $4.7 million and $2.5 million for the years ended December 31, 2011, 2010 and 2009, respectively. Expense related to contributions to multi-employer pension plans totaled $0.7 million for both of the years ended December 31, 2011 and 2010.

Net periodic pension costs for 2011, 2010 and 2009 were as follows:

	December 31,
	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
(Dollars in millions)
Components of net periodic benefit cost:
Service cost	$3.3	$3.1	$2.8	$0.2	$0.2	$0.2
Interest cost	11.1	11.4	10.8	0.6	0.7	0.8
Expected return on plan assets	(11.0)	(9.9)	(8.5)	0.0	0.0	0.0
Amortization of prior service cost	0.1	0.2	0.2	(0.1)	(0.1)	(0.3)
Amortization of net loss	6.3	5.2	6.3	0.0	0.0	0.0
Amortization of transition asset	(0.3)	(0.3)	(0.3)	0.0	0.0	0.0
Settlements and curtailments	0.2	0.5	0.0	0.0	0.0	0.0

Net periodic benefit cost	$9.7	$10.2	$11.3	$0.7	$0.8	$0.7

Net periodic pension cost (benefit) that is expected to be recognized from the amortization of prior service cost, net loss and transition asset is estimated to total $0.1 million, $8.1 million and $(0.3) million, respectively, for all plans in 2012.

The change in the funded status of the pension and postretirement plans as of December 31, 2011 and December 31, 2010 is as follows:

	December 31,
	Pension Benefits		Other Benefits
	2011	2010	2011	2010
(Dollars in millions)
Change in benefit obligation:
Benefit obligation at beginning of year	$215.9	$201.9	$12.8	$13.6
Service cost	3.3	3.1	0.1	0.2
Interest cost	11.2	11.4	0.6	0.7
Plan participants’ contributions	0.2	0.2	0.0	0.0
Actuarial losses (gains)	20.2	12.9	(0.5)	(0.5)
Settlements	(0.8)	(2.4)	0.0	0.0
Curtailments	0.0	(1.1)	0.0	0.0
Currency translation	(0.3)	(0.7)	0.0	0.0
Benefits paid	(10.2)	(9.4)	(0.5)	(1.2)

Benefit obligation at end of year	239.5	215.9	12.5	12.8

Change in plan assets:
Fair value of plan assets at beginning of year	141.6	132.8	0.0	0.0
Actual return on plan assets	0.1	14.3	0.0	0.0
Employer contribution	15.9	6.3	0.5	1.2
Plan participants’ contributions	0.2	0.2	0.0	0.0
Settlements	(0.8)	(2.4)	0.0	0.0
Currency translation	(0.2)	(0.2)	0.0	0.0
Benefits paid	(10.2)	(9.4)	(0.5)	(1.2)

Fair value of plan assets at end of year	146.6	141.6	0.0	0.0

Funded status of the plan	$(92.9)	$(74.3)	$(12.5)	$(12.8)

Amounts recognized in the balance sheet consist of:
Noncurrent assets	$0.3	$0.9	$0.0	$0.0
Current liabilities	0.7	0.6	1.0	1.3
Noncurrent liabilities	92.5	74.6	11.5	11.5

Pension plans with benefit obligations in excess of plan assets:
Benefit obligation	$231.5	$208.1
Fair value of plan assets	138.3	132.9

Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	$224.1	$201.6
Fair value of plan assets	138.3	132.9

The measurement date for the U.S., Australian and United Kingdom pension and postretirement assets and obligations is December 31 for each respective year.

The accumulated benefit obligation for all defined benefit pension plans as of December 31, 2011 and 2010 was $231.5 million and $209.4 million, respectively.

Expected Contributions for the 2012 Fiscal Year

The expected contributions by the Company for 2012 are estimated to be $12.9 million for pension plans and $1.0 million for other benefit plans.

Projected Benefit Payments

Benefit payments for pension benefits, which are primarily funded by the pension plan assets, and other benefits, which are funded by general corporate assets and reflecting future expected service as appropriate, are expected to be paid as follows:

	Pension Benefits	Other Benefits
(Dollars in millions)
2012	$12.1	$1.0
2013	10.8	0.9
2014	11.6	0.9
2015	11.9	0.9
2016	13.1	0.9
2017 – 2021	72.0	4.6

Weighted-Average Assumptions as of December 31

	December 31,
	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Discount rate	4.55%	5.28%	4.37%	5.09%
Expected return on plan assets	7.68	7.65
Rate of compensation increase	3.09	3.10
Initial medical trend rate			7.80	8.00

Basis for the Selection of the Long-Term Rate of Return on Assets

The long-term rate of return on assets assumption was determined by using the plan’s asset allocation as described in the plan’s investment policy and modeling a distribution of compound average returns over a 20-year time horizon. The model uses asset class return, variance, and correlation assumptions to produce the expected return. The return assumptions used forward looking gross returns influenced by the current bond yields, corporate bond spreads and equity risk premiums based on current market conditions.

In general, the long-term rate of return is the sum of the portion of total assets in each asset class multiplied by the expected return for that class, adjusted for expected expenses to be paid from the assets. To develop the expected long-term rate of return on assets assumption, the Company considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocation of the pension portfolio. This resulted in the selection of the 7.68 percent long-term rate of return on assets assumption.

Investment Strategy

The weighted average asset allocation for the Company’s pension plans at December 31 by asset category is as follows:

	December 31,
	2011	2010
Equity securities	64%	67%
Debt securities	30	27
Other	6	6

	100%	100%

The Company’s investment strategy for its pension plans is to maintain an adequate level of diversification, to reduce interest rate and market risk and to provide adequate liquidity to meet immediate and future benefit payment requirements. The Company’s overall investment strategy is to achieve a mix of growth seeking assets, principally U.S. and international public company equity securities and income generating assets, principally debt securities, real estate and cash. Currently, the Company targets an allocation of 50 percent to 75 percent growth seeking assets and 25 percent to 50 percent income generating assets. The Company utilizes investment managers to assist in identifying and monitoring investments that meet these allocation criteria.

The investment valuation policy of the Company is to value investments at fair value. Most of the assets are invested in pooled or commingled investment vehicles. The Company’s interest in these investment vehicles is expressed as a unit of account with a value per unit that is the result of the accumulated values of the underlying investments. Equity securities held within these investment vehicles are typically priced on a daily basis using the closing market price from the exchange the security is traded. Debt securities held within these investment vehicles are typically priced on a daily basis by independent pricing services. The fair value of real estate investments are either priced through a listing on an exchange or are subject to periodic appraisals.

The pension assets are all substantially held in pooled or commingled investment vehicles. The following table sets forth by level, the Company’s pension plan assets at fair value, within the fair value hierarchy, as of December 31, 2011 and December 31, 2010:

	As of December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
(Dollars in millions)
U.S. equity securities	$0.0	$71.8	$0.0	$71.8
International equity securities	0.0	22.6	0.0	22.6
U.S. debt securities	0.0	22.0	0.0	22.0
International debt securities	0.0	22.4	0.0	22.4
Real estate and other investments	0.0	1.6	0.0	1.6
Cash and cash equivalents	0.0	6.2	0.0	6.2

	$0.0	$146.6	$0.0	$146.6

	As of December 31, 2010
	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
(Dollars in millions)
U.S. equity securities	$0.0	$70.3	$0.0	$70.3
International equity securities	0.0	25.3	0.0	25.3
U.S. debt securities	0.0	18.5	0.0	18.5
International debt securities	0.0	19.3	0.0	19.3
Real estate and other investments	0.0	1.6	0.0	1.6
Cash and cash equivalents	0.0	6.6	0.0	6.6

	$0.0	$141.6	$0.0	$141.6

Health Care Cost Trend Rates

The 2011 initial health care cost trend rate is assumed to be eight percent and is assumed to decrease gradually to 4.5 percent in 2027 and remain at that level thereafter. The assumed health care cost trend rate has a significant effect on the amounts reported for other postretirement benefit liability. A one-percentage-point change in the assumed health care cost trend rate would have the following effects:

	1% Increase	1% Decrease
(Dollars in millions)
Increase (decrease) from change in health care cost trend rates:
Postretirement benefit expense	$0.0	$0.0
Postretirement benefit liability	0.3	(0.3)

Incentive Plan

The Company has short-term management incentive plans that pay cash bonuses if certain Company performance and individual goals are met. The charge to operating expense for these plans was $5.6 million in 2011, $5.0 million in 2010 and $4.5 million in 2009.

Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt [Abstract]
Debt

13. Debt

Debt at March 31, 2012 and December 31, 2011 was as follows:

	Weighted Average Interest Rate	Maturity	March 31, 2012	December 31, 2011
(Dollars in millions)
Revolving Credit Facility	3.41%	2015	$18.5	$6.4
Senior Notes	7 7/8%	2019	295.8	295.7

Total debt			314.3	302.1
Less short term debt and current maturities of long-term debt			0.0	0.0

Long-term debt			$314.3	$302.1

Revolving Credit Facility

The Koppers Inc. revolving credit facility agreement provides for a revolving credit facility of up to $300.0 million at variable rates. Borrowings under the revolving credit facility are secured by a first priority lien on substantially all of the assets of Koppers Inc. and its material domestic subsidiaries. The revolving credit facility contains certain covenants for Koppers Inc. and its restricted subsidiaries that limit capital expenditures, additional indebtedness, liens, dividends, investments or acquisitions. In addition, such covenants give rise to events of default upon the failure by Koppers Inc. and its restricted subsidiaries to meet certain financial ratios. Commitment fees totaled $0.3 million for each of the three months ended March 31, 2012 and 2011 and are charged to interest expense.

As of March 31, 2012, the Company had $263.6 million of unused revolving credit availability for working capital purposes after restrictions from certain letter of credit commitments and other covenants. As of March 31, 2012, $9.9 million of commitments were utilized by outstanding letters of credit.

Senior Notes

The Koppers Inc. 7  7/8 percent Senior Notes due 2019 (the “Senior Notes”) were issued on December 1, 2009 at an offering price of 98.311 percent of face value, or $294.9 million and have a principal amount at maturity of $300.0 million. The Senior Notes have an effective interest rate yield of 8  1/8 percent per annum. The Senior Notes are unsecured senior obligations that are fully and unconditionally guaranteed by Koppers Holdings and certain of Koppers Inc.’s wholly-owned domestic subsidiaries. The Senior Notes are structurally subordinated to indebtedness under the revolving credit facility.

Interest on the Senior Notes is payable semiannually on December 1 and June 1 each year. On or after December 1, 2014, the Company is entitled to redeem all or a portion of the Senior Notes at a redemption price of 103.938 percent of principal value, declining annually in ratable amounts until the redemption price is equivalent to the principal value on December 1, 2017.

The indenture governing the Senior Notes includes customary covenants that restrict, among other things, the ability of Koppers Inc. and its restricted subsidiaries to incur additional debt, pay dividends or make certain other restricted payments, incur liens, merge or sell all or substantially all of the assets of Koppers Inc. or its subsidiaries or enter into various transactions with affiliates.

13. Debt

Debt at December 31, 2011 and December 31, 2010 was as follows:

			December 31,
	Weighted Average Interest Rate	Maturity	2011	2010
(Dollars in millions, except interest rates)
Revolving Credit Facility	2.55%	2015	$6.4	$0.0
Senior Notes	7 7/8%	2019	295.7	295.3
Other debt, including capital leases	0.0%		0.0	1.1

Total debt			302.1	296.4
Less short-term debt and current maturities of long-term debt			0.0	1.0

Long-term debt (excluding current portion)			$302.1	$295.4

Revolving Credit Facility

The Koppers Inc. revolving credit facility agreement provides for a revolving credit facility of up to $300.0 million at variable rates. Borrowings under the revolving credit facility are secured by a first priority lien on substantially all of the assets of Koppers Inc. and its material domestic subsidiaries. The revolving credit facility contains certain covenants for Koppers Inc. and its restricted subsidiaries that limit capital expenditures, additional indebtedness, liens, dividends, investments or acquisitions. In addition, such covenants give rise to events of default upon the failure by Koppers Inc. and its restricted subsidiaries to meet certain financial ratios. Commitment fees totaled $1.1 million in 2011, $1.3 million in 2010 and $1.8 million in 2009 and are charged to interest expense.

As of December 31, 2011, the Company had $275.8 million of unused revolving credit availability for working capital purposes after restrictions from certain letter of credit commitments and other covenants. As of December 31, 2011, $14.2 million of commitments were utilized by outstanding letters of credit.

Senior Notes

The Koppers Inc. 7  7/8 percent Senior Notes due 2019 (the “Senior Notes”) were issued on December 1, 2009 at an offering price of 98.311 percent of face value, or $294.9 million and have a principal amount at maturity of $300.0 million. The Senior Notes have an effective interest rate yield of 8  1/8 percent per annum. The Senior Notes are unsecured senior obligations that are fully and unconditionally guaranteed by Koppers Holdings and certain of Koppers Inc.’s wholly-owned domestic subsidiaries. The Senior Notes are structurally subordinated to indebtedness under the revolving credit facility.

Interest on the Senior Notes is payable semiannually on December 1 and June 1 each year. On or after December 1, 2014, the Company is entitled to redeem all or a portion of the Senior Notes at a redemption price of 103.938 percent of principal value, declining annually in ratable amounts until the redemption price is equivalent to the principal value on December 1, 2017.

The indenture governing the Senior Notes includes customary covenants that restrict, among other things, the ability of Koppers Inc. and its restricted subsidiaries to incur additional debt, pay dividends or make certain other restricted payments, incur liens, merge or sell all or substantially all of the assets of Koppers Inc. or its subsidiaries or enter into various transactions with affiliates.

Loss on Extinguishment of Debt

All of the outstanding Koppers Inc. 9 7/8 percent Senior Secured Notes due 2013 (the “Senior Secured Notes”) were redeemed on October 15, 2009. The Senior Secured Notes were guaranteed, jointly and severally, on a senior secured basis by certain of the Company’s subsidiaries. The Senior Secured Notes were redeemed at a premium to principal value and accordingly, the Company realized a loss on extinguishment of debt totaling $9.2 million consisting of $6.1 million for bond premium and $3.1 million for the write-off of deferred financing costs in 2009.

The Company had a notional $50.0 million interest rate swap to convert a portion of the Senior Secured Notes from fixed-interest rate debt to floating-interest rate debt. On October 15, 2009 and concurrent with the redemption of the Senior Secured Notes, the swap was terminated which resulted in a gain of $1.6 million which was recorded in interest expense.

All of the outstanding Koppers Holdings’ 9  7/8 percent Senior Discount Notes due 2014 (the “Senior Discount Notes”) were redeemed in December 2009 through a tender offer and call. The Senior Discount Notes had a principal amount $203.0 million. The Senior Discount Notes were redeemed at a premium to principal value and accordingly, the Company in 2009 realized a loss on extinguishment of debt totaling $13.2 million consisting of $10.0 million for bond premium, $2.6 million for the write-off of deferred financing costs and $0.6 million for bond tender expenses.

Debt Maturities and Deferred Financing Costs

At December 31, 2011 the aggregate debt maturities for the next five years are as follows:

(Dollars in millions)
2012	$0.0
2013	0.0
2014	0.0
2015	6.4
2016	0.0
Thereafter	300.0

Total maturities	306.4
Future accretion on Senior Notes	(4.3)

Total debt	$302.1

Unamortized deferred financing costs (net of accumulated amortization of $3.4 million and $2.1 million at December 31, 2011 and 2010, respectively) were $8.3 million and $9.1 million at December 31, 2011 and 2010, respectively, and are included in other assets.

Asset Retirement Obligations	3 Months Ended
Mar. 31, 2012
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations

14. Asset Retirement Obligations

The Company recognizes asset retirement obligations for the removal and disposal of residues; dismantling of certain tanks required by governmental authorities; cleaning and dismantling costs for owned rail cars; and cleaning costs for leased rail cars and barges. The following table reflects changes in the carrying values of asset retirement obligations:

	March 31, 2012	December 31, 2011
(Dollars in millions)
Balance at beginning of year	$21.3	$17.0
Accretion expense	0.2	1.1
Revision in estimated cash flows, net	0.1	6.3
Expenses incurred	(0.4)	(3.1)
Currency translation	0.2	0.0

Balance at end of period	$21.4	$21.3

Deferred Revenue from Extended Product Warranty Liabilities	3 Months Ended
Mar. 31, 2012
Deferred Revenue from Extended Product Warranty Liabilities [Abstract]
Deferred Revenue from Extended Product Warranty Liabilities

15. Deferred Revenue from Extended Product Warranty Liabilities

The Company defers revenues associated with extended product warranty liabilities based on historical loss experience and sales of extended warranties on certain products. The following table reflects changes in the carrying values of deferred revenue:

	March 31, 2012	December 31, 2011
(Dollars in millions)
Balance at beginning of year	$4.8	$5.7
Revenue earned	(0.2)	(0.9)

Balance at end of period	$4.6	$4.8

Commitments and Contingent Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities

16. Commitments and Contingent Liabilities

The Company and its subsidiaries are involved in litigation and various proceedings relating to environmental laws and regulations and toxic tort, product liability and other matters. Certain of these matters are discussed below. The ultimate resolution of these contingencies is subject to significant uncertainty and should the Company or its subsidiaries fail to prevail in any of these legal matters or should several of these legal matters be resolved against the Company or its subsidiaries in the same reporting period, these legal matters could, individually or in the aggregate, be material to the consolidated financial statements.

Legal Proceedings

Coal Tar Pitch Cases. Koppers Inc., along with other defendants, is currently a defendant in lawsuits filed in four states in which the plaintiffs claim they suffered a variety of illnesses (including cancer) as a result of exposure to coal tar pitch sold by the defendants. There are approximately 131 plaintiffs in 74 cases pending as of March 31, 2012 as compared to 131 plaintiffs in 73 cases at December 31, 2011. As of March 31, 2012, there are a total of 67 cases pending in state court in Pennsylvania, four in Arkansas, and one case each pending in state courts in Tennessee, Indiana and Illinois.

The plaintiffs in all 74 pending cases seek to recover compensatory damages, while plaintiffs in 65 cases also seek to recover punitive damages. The plaintiffs in the 67 cases filed in Pennsylvania state court seek unspecified damages in excess of the court’s minimum jurisdictional limit. The plaintiffs in the Arkansas state court cases each seek compensatory damages in excess of $50,000 in addition to punitive damages. The plaintiffs in the case filed in Indiana state court also seek damages in an unspecified amount. The plaintiffs in the Tennessee state court case each seek damages of $15.0 million. The plaintiff in the Illinois state court case seeks compensatory damages in excess of $50,000.

The other defendants in these lawsuits vary from case to case and include companies such as Beazer East, Inc., United States Steel Corporation, Honeywell International Inc., Vertellus Specialties Inc., Dow Chemical Company, Rust-Oleum Corporation, UCAR Carbon Company, Inc., Exxon Mobil Corporation, Chemtura Corporation, SGL Carbon Corporation, Alcoa, Inc., and PPG Industries, Inc. Discovery is proceeding in these cases. No trial dates have been set in any of these cases.

The Company has not provided a reserve for these lawsuits because, at this time, the Company cannot reasonably determine the probability of a loss, and the amount of loss, if any, cannot be reasonably estimated. The timing of resolution of these cases cannot be reasonably determined. Although Koppers Inc. is vigorously defending these cases, an unfavorable resolution of these matters may have a material adverse effect on the Company’s business, financial condition, cash flows and results of operations.

Gainesville. Koppers Inc. operated a utility pole treatment plant in Gainesville from December 29, 1988 until its closure late in 2009. The property upon which the utility pole treatment plant was located was sold by Koppers Inc. to Beazer East, Inc. in the first quarter of 2010.

In November 2010, a class action complaint was filed in the Circuit Court of the Eighth Judicial Circuit located in Alachua County, Florida by residential real property owners located in a neighborhood west of and immediately adjacent to the former utility pole treatment plant in Gainesville. The complaint named Koppers Holdings Inc., Koppers Inc., Beazer East and several other parties as defendants. The complaint alleges that chemicals and dust from the plant have contaminated and impacted plaintiffs’ properties by reducing the fair market value. The complaint seeks injunctive relief and compensatory damages for diminution in property values and for plaintiffs’ loss of use and enjoyment of the properties.

The case was removed to the United States District Court for the Northern District of Florida in December 2010. Koppers Holdings Inc. filed a motion to dismiss alleging that the Court lacks personal jurisdiction over it. The Court has not yet ruled on Koppers Holdings Inc.’s motion to dismiss. The plaintiffs were granted leave to file a supplemental amended complaint which expands the boundaries of the “class affected area” from its original size. The Court recently granted the parties joint motion to stay the proceedings for 120 days so that the parties can explore the possibility of resolving the case. The Court has not yet scheduled a class certification hearing or trial.

The Company has not provided a reserve for this matter because, at this time, it cannot reasonably determine the probability of a loss, and the amount of loss, if any, cannot be reasonably estimated. The timing of resolution of this case cannot be reasonably determined. Although the Company is vigorously defending this case, an unfavorable resolution of this matter may have a material adverse effect on the Company’s business, financial condition, cash flows and results of operations.

Environmental and Other Litigation Matters

The Company and its subsidiaries are subject to federal, state, local and foreign laws and regulations and potential liabilities relating to the protection of the environment and human health and safety including, among other things, the cleanup of contaminated sites, the treatment, storage and disposal of wastes, the discharge of effluent into waterways, the emission of substances into the air and various health and safety matters. The Company’s subsidiaries expect to incur substantial costs for ongoing compliance with such laws and regulations. The Company’s subsidiaries may also face governmental or third-party claims, or otherwise incur costs, relating to cleanup of, or for injuries resulting from, contamination at sites associated with past and present operations. The Company accrues for environmental liabilities when a determination can be made that a liability is probable and reasonably estimable.

Environmental and Other Liabilities Retained or Assumed by Others. The Company’s subsidiaries have agreements with former owners of certain of their operating locations under which the former owners retained, assumed and/or agreed to indemnify such subsidiaries against certain environmental and other liabilities. The most significant of these agreements was entered into at Koppers Inc.’s formation on December 29, 1988 (the “Acquisition”). Under the related asset purchase agreement between Koppers Inc. and Beazer East, subject to certain limitations, Beazer East retained the responsibility for and agreed to indemnify Koppers Inc. against certain liabilities, damages, losses and costs, including, with certain limited exceptions, liabilities under and costs to comply with environmental laws to the extent attributable to acts or omissions occurring prior to the Acquisition and liabilities related to products sold by Beazer East prior to the Acquisition (the “Indemnity”). Beazer Limited, the parent company of Beazer East, unconditionally guaranteed Beazer East’s performance of the Indemnity pursuant to a guarantee (the “Guarantee”). In 1998, the parent company of Beazer East purchased an insurance policy under which the funding and risk of certain environmental and other liabilities relating to the former Koppers Company, Inc. operations of Beazer East (which includes locations purchased from Beazer East by Koppers Inc.) are underwritten by Centre Solutions (a member of the Zurich Group) and Swiss Re. Beazer East is a wholly-owned, indirect subsidiary of Heidelberg Cement AG.

The Indemnity provides different mechanisms, subject to certain limitations, by which Beazer East is obligated to indemnify Koppers Inc. with regard to certain environmental, product and other liabilities and imposes certain conditions on Koppers Inc. before receiving such indemnification, including, in some cases, certain limitations regarding the time period as to which claims for indemnification can be brought. In July 2004, Koppers Inc. and Beazer East agreed to amend the environmental indemnification provisions of the December 29, 1988 asset purchase agreement to extend the indemnification period for pre-closing environmental liabilities through July 2019. As consideration for the amendment, Koppers Inc. paid Beazer East a total of $7.0 million and agreed to share toxic tort litigation defense costs arising from any sites acquired from Beazer East. The July 2004 amendment did not change the provisions of the Indemnity with respect to indemnification for non-environmental claims, such as product liability claims, which claims may continue to be asserted after July 2019.

Qualified expenditures under the Indemnity are not subject to a monetary limit. Qualified expenditures under the Indemnity include (i) environmental cleanup liabilities required by third parties, such as investigation, remediation and closure costs, relating to pre-December 29, 1988, or Pre-Closing, acts or omissions of Beazer East or its predecessors; (ii) environmental claims by third parties for personal injuries, property damages and natural resources damages relating to Pre-Closing acts or omissions of Beazer East or its predecessors; (iii) punitive damages for the acts or omissions of Beazer East and its predecessors without regard to the date of the alleged conduct and (iv) product liability claims for products sold by Beazer East or its predecessors without regard to the date of the alleged conduct. If the third party claims described in sections (i) and (ii) above are not made by July 2019, Beazer East will not be required to pay the costs arising from such claims under the Indemnity. However, with respect to any such claims which are made by July 2019, Beazer East will continue to be responsible for such claims under the Indemnity beyond July 2019. The Indemnity provides for the resolution of issues between Koppers Inc. and Beazer East by an arbitrator on an expedited basis upon the request of either party. The arbitrator could be asked, among other things, to make a determination regarding the allocation of environmental responsibilities between Koppers Inc. and Beazer East. Arbitration decisions under the Indemnity are final and binding on the parties.

Contamination has been identified at most manufacturing and other sites of the Company’s subsidiaries. Two sites currently owned and operated by Koppers Inc. in the United States are listed on the National Priorities List promulgated under the Comprehensive Environmental Response, Compensation, and Liability Act of 1980, as amended (“CERCLA”). Currently, at the properties acquired from Beazer East (which include all of the National Priorities List sites and all but one of the sites permitted under the Resource Conservation and Recovery Act (“RCRA”)), a significant portion of all investigative, cleanup and closure activities are being conducted and paid for by Beazer East pursuant to the terms of the Indemnity. In addition, other of Koppers Inc.’s sites are or have been operated under RCRA and various other environmental permits, and remedial and closure activities are being conducted at some of these sites.

To date, the parties that retained, assumed and/or agreed to indemnify the Company against the liabilities referred to above, including Beazer East, have performed their obligations in all material respects. The Company believes that, for the last three years ended December 31, 2011, amounts paid by Beazer East as a result of its environmental remediation obligations under the Indemnity have averaged in total approximately $15 million per year. Periodically, issues have arisen between Koppers Inc. and Beazer East and/or other indemnitors that have been resolved without arbitration. Koppers Inc. and Beazer East engage in discussions from time to time that involve, among other things, the allocation of environmental costs related to certain operating and closed facilities.

If for any reason (including disputed coverage or financial incapability) one or more of such parties fail to perform their obligations and the Company or its subsidiaries are held liable for or otherwise required to pay all or part of such liabilities without reimbursement, the imposition of such liabilities on the Company or its subsidiaries could have a material adverse effect on its business, financial condition, cash flows and results of operations. Furthermore, the Company could be required to record a contingent liability on its balance sheet with respect to such matters, which could result in a negative impact to the Company’s business, financial condition, cash flows and results of operations.

Domestic Environmental Matters. Koppers Inc. has been named as a potentially responsible party (a “PRP”) at the Portland Harbor CERCLA site located on the Willamette River in Oregon. Koppers Inc. has replied to an EPA Information request and has executed a PRP agreement which outlines the process to develop an allocation of past and future costs. The current estimate for past costs incurred in the remedial investigation/feasibility study is approximately $100 million. Koppers Inc. currently operates a coal tar pitch terminal near the site. Koppers Inc. has accrued its estimated cost of participation in the PRP group. Separate from the EPA activities, a natural resources damages assessment is being conducted by a local trustee group. In September 2009, Koppers Inc. received a general notice letter notifying it that it may be a PRP at the Newark Bay CERCLA site. In January 2010, Koppers Inc. submitted a response to the general notice letter asserting that Koppers Inc. is a de minimus party at this site. Other than the estimated costs of participating in the PRP group at the Portland Harbor and Newark Bay CERCLA sites totaling $0.6 million at March 31, 2012, the Company has not provided a reserve for these matters because, at this time, it cannot reasonably determine the probability of a loss, and the amount of loss, if any, cannot be reasonably estimated. An unfavorable resolution of these matters may have a material adverse effect on the Company’s business, financial condition, cash flows and results of operations.

At the request of the Illinois Environmental Protection Agency, Koppers Inc. conducted a voluntary investigation of soil and groundwater at its Stickney, Illinois carbon materials and chemicals facility. Koppers Inc. also conducted an investigation of soil and groundwater at a leased terminal site located adjacent to the Stickney facility. Koppers Inc. is conducting such investigations in cooperation with Beazer East. The Company’s reserve for this matter was $0.3 million as of March 31, 2012.

Australian Environmental Matters. Soil and groundwater contamination has been detected at certain of the Company’s Australian facilities. At the Company’s tar distillation facility in Newcastle, New South Wales, Australia, soil contamination from an abandoned underground coal tar pipeline and other groundwater contamination have been detected at a property adjacent to the facility. In 2011, the Company and the owner of the adjacent property reached an agreement in which the Company will contribute $1.6 million and the owner of the adjacent property will contribute $7.5 million toward remediation of the property. The agreement provides that the Company will assume responsibility for the management of the remediation effort and will indemnify the current owner for any remediation costs in excess of its agreed contribution. At the completion of the remediation, the agreement provides that the property will be transferred to the Company. The remediation project commenced in the fourth quarter of 2011 and the Company has reserved its expected remaining remediation costs of $6.0 million and has recorded a receivable, net of cash collections, from the owner of the adjacent property of $4.2 million as of March 31, 2012.

In December 2011, the Company ceased manufacturing operations at its Continental Carbon facility located in Kurnell, Australia. This decision was made as a result of deteriorating business conditions including raw material availability and cost, competition in the export markets due to the strength of the Australian dollar and a variety of other factors. The Company has accrued its expected cost of site remediation resulting from the closure of $6.9 million as of March 31, 2012.

Other Australian environmental matters include soil and groundwater remediation at a number of current and former facilities in Australia. The Company has reserved $1.3 million for remediation costs at the remaining Australian sites.

Other Matters. On February 18, 2012, approximately 400 tons of liquid carbon pitch leaked from a storage tank at the Company’s terminal facility in Portland, Victoria, Australia. All of the coal tar pitch was contained within the tank farm area and no release of material to water or soil occurred. Costs directly associated with the leak totaled $1.7 million for the three months ended March 31, 2012 and primarily consisted of inventory losses of $0.4 million, emergency response expenses of $0.5 million, incremental logistics expenses of $0.4 million and estimated material clean-up and removal expenses of $0.4 million. The Company has also received two claims for damages totaling less than $1.0 million from entities who allege that their businesses were adversely affected during the temporary closure of Portland’s harbor. The Company has not provided a reserve for these claims because, at this time, it cannot reasonably determine the probability of a loss, and the amount of the loss, if any, cannot be reasonably estimated.

Environmental Reserves Rollforward. The following table reflects changes in the accrued liability for environmental matters, of which $6.5 million and $8.1 million are classified as current liabilities at March 31, 2012 and December 31, 2011, respectively:

	Period ended
	March 31, 2012	December 31, 2011
(Dollars in millions)
Balance at beginning of year	$17.7	$6.6
Expense	0.6	8.0
Reversal of reserves	(0.1)	(1.6)
Cash expenditures	(2.3)	(2.4)
Assumed remediation liability in exchange for cash	0.0	7.5
Currency translation	0.3	(0.4)

Balance at end of year	$16.2	$17.7

18. Commitments and Contingent Liabilities

The Company and its subsidiaries are involved in litigation and various proceedings relating to environmental laws and regulations and toxic tort, product liability and other matters. Certain of these matters are discussed below. The ultimate resolution of these contingencies is subject to significant uncertainty and should the Company or its subsidiaries fail to prevail in any of these legal matters or should several of these legal matters be resolved against the Company or its subsidiaries in the same reporting period, these legal matters could, individually or in the aggregate, be material to the consolidated financial statements.

Legal Proceedings

Coal Tar Pitch Cases. Koppers Inc., along with other defendants, is currently a defendant in lawsuits filed in four states in which the plaintiffs claim they suffered a variety of illnesses (including cancer) as a result of exposure to coal tar pitch sold by the defendants. There are approximately 131 plaintiffs in 73 cases pending as of December 31, 2011 as compared to 111 plaintiffs in 62 cases at December 31, 2010. As of December 31, 2011, there are a total of 66 cases pending in state court in Pennsylvania, four in Arkansas, and one case each pending in state courts in Tennessee, Indiana and Illinois.

The plaintiffs in all 73 pending cases seek to recover compensatory damages, while plaintiffs in 64 cases also seek to recover punitive damages. The plaintiffs in the 66 cases filed in Pennsylvania state court seek unspecified damages in excess of the court’s minimum jurisdictional limit. The plaintiffs in the Arkansas state court cases each seek compensatory damages in excess of $50,000 in addition to punitive damages. The plaintiffs in the case filed in Indiana state court also seek damages in an unspecified amount. The plaintiffs in the Tennessee state court case each seek damages of $15.0 million. The plaintiff in the Illinois state court case seeks compensatory damages in excess of $50,000.

The other defendants in these lawsuits vary from case to case and include companies such as Beazer East, Inc., United States Steel Corporation, Honeywell International Inc., Vertellus Specialties Inc., Dow Chemical Company, Rust-Oleum Corporation, UCAR Carbon Company, Inc., Exxon Mobil Corporation, Chemtura Corporation, SGL Carbon Corporation, Alcoa, Inc., and PPG Industries, Inc. Discovery is proceeding in these cases. No trial dates have been set in any of these cases.

The Company has not provided a reserve for these lawsuits because, at this time, the Company cannot reasonably determine the probability of a loss, and the amount of loss, if any, cannot be reasonably estimated. The timing of resolution of these cases cannot be reasonably determined. Although Koppers Inc. is vigorously defending these cases, an unfavorable resolution of these matters may have a material adverse effect on the Company’s business, financial condition, cash flows and results of operations.

Somerville Cases. Koppers Inc. has been defending a set of state court cases in Tarrant County and Burleson County, Texas. These cases involved plaintiffs who alleged that they suffered personal injuries resulting from exposure to wood preservative chemicals used at the Somerville, Texas wood treatment plant.

During the fourth quarter of 2011, three sets of state court cases were closed in Burleson County as motions to dismiss were granted by the courts and the Company considers it unlikely that these claims will be re-filed by the plaintiffs. In addition, during the first quarter of 2012, all remaining cases against Koppers Inc. in Tarrant County were dismissed by the plaintiffs. The Company considers it unlikely that these cases will be re-filed by the plaintiffs.

Grenada. Koppers Inc., together with various co-defendants (including Beazer East), was named as a defendant in toxic tort lawsuits in federal court in Mississippi and in state court in Mississippi arising from the operation of the Grenada facility. The complaints alleged that plaintiffs were exposed to harmful levels of various toxic chemicals, including creosote, pentachlorophenol, polycyclic aromatic hydrocarbons and dioxin, as a result of soil, surface water and groundwater contamination and air emissions from the Grenada facility.

Counsel for the plaintiffs in the Grenada state and federal cases and counsel for the Company and Beazer East engaged in mediation in December 2010. As a result of the mediation, a settlement agreement was reached with respect to all outstanding state and federal cases, except for one case pending in state court. The terms of the settlement agreement provide that the pending cases will either be dismissed or, with respect to certain specified cases, plaintiffs’ attorney may withdraw as counsel in lieu of dismissal. As a result of this agreement, the Company included a charge with respect to the state and federal litigation in its financial statements for the year ended December 31, 2010 of $3.0 million. In August 2011, the settlement payment was made by Koppers Inc. As of January 2012, all claims have been dismissed by the courts and all cases are closed.

Gainesville. Koppers Inc. operated a utility pole treatment plant in Gainesville from December 29, 1988 until its closure late in 2009. The property upon which the utility pole treatment plant was located was sold by Koppers Inc. to Beazer East, Inc. in the first quarter of 2010.

In November 2010, a class action complaint was filed in the Circuit Court of the Eighth Judicial Circuit located in Alachua County, Florida by residential real property owners located in a neighborhood west of and immediately adjacent to the former utility pole treatment plant in Gainesville. The complaint named Koppers Holdings Inc., Koppers Inc., Beazer East and several other parties as defendants. The complaint alleges that chemicals and dust from the plant have contaminated and impacted plaintiffs’ properties by reducing the fair market value. The complaint seeks injunctive relief and compensatory damages for diminution in property values and for plaintiffs’ loss of use and enjoyment of the properties. The case was removed to the United States District Court for the Northern District of Florida in December 2010. Koppers Holdings Inc. filed a motion to dismiss alleging that the Court lacks personal jurisdiction over it. The Court has not yet ruled on the Koppers Holdings Inc.’s motion to dismiss. Koppers Inc. also filed a motion to dismiss which was denied by the Court in February 2012. On February 16, 2012, plaintiffs filed a motion for leave to amend the complaint to, among other things, add three new plaintiffs, add twenty-six new defendants, and amend the definition of the putative class to include residential real properties in a larger geographic area surrounding the former Gainesville plant. The Court has not yet scheduled a class certification hearing or trial.

The Company has not provided a reserve for this matter because, at this time, it cannot reasonably determine the probability of a loss, and the amount of loss, if any, cannot be reasonably estimated. The timing of resolution of this case cannot be reasonably determined. Although the Company is vigorously defending this case, an unfavorable resolution of this matter may have a material adverse effect on the Company’s business, financial condition, cash flows and results of operations.

Legal Reserves Rollforward. The following table reflects changes in the accrued liability for legal proceedings:

	Year Ended December 31,
	2011	2010
(Dollars in millions)
Balance at beginning of year	$3.0	$0.0
Accrual of reserves	0.0	3.0
Cash expenditures	(3.0)	0.0

Balance at end of year	$0.0	$3.0

Environmental and Other Litigation Matters

The Company and its subsidiaries are subject to federal, state, local and foreign laws and regulations and potential liabilities relating to the protection of the environment and human health and safety including, among other things, the cleanup of contaminated sites, the treatment, storage and disposal of wastes, the discharge of effluent into waterways, the emission of substances into the air and various health and safety matters. The Company’s subsidiaries expect to incur substantial costs for ongoing compliance with such laws and regulations. The Company’s subsidiaries may also face governmental or third-party claims, or otherwise incur costs, relating to cleanup of, or for injuries resulting from, contamination at sites associated with past and present operations. The Company accrues for environmental liabilities when a determination can be made that a liability is probable and reasonably estimable.

Environmental and Other Liabilities Retained or Assumed by Others. The Company’s subsidiaries have agreements with former owners of certain of their operating locations under which the former owners retained, assumed and/or agreed to indemnify such subsidiaries against certain environmental and other liabilities. The most significant of these agreements was entered into at Koppers Inc.’s formation on December 29, 1988 (the “Acquisition”). Under the related asset purchase agreement between Koppers Inc. and Beazer East, subject to certain limitations, Beazer East retained the responsibility for and agreed to indemnify Koppers Inc. against certain liabilities, damages, losses and costs, including, with certain limited exceptions, liabilities under and costs to comply with environmental laws to the extent attributable to acts or omissions occurring prior to the Acquisition and liabilities related to products sold by Beazer East prior to the Acquisition (the “Indemnity”). Beazer Limited, the parent company of Beazer East, unconditionally guaranteed Beazer East’s performance of the Indemnity pursuant to a guarantee (the “Guarantee”). In 1998, the parent company of Beazer East purchased an insurance policy under which the funding and risk of certain environmental and other liabilities relating to the former Koppers Company, Inc. operations of Beazer East (which includes locations purchased from Beazer East by Koppers Inc.) are underwritten by Centre Solutions (a member of the Zurich Group) and Swiss Re. Beazer East is a wholly-owned, indirect subsidiary of Heidelberg Cement AG.

The Indemnity provides different mechanisms, subject to certain limitations, by which Beazer East is obligated to indemnify Koppers Inc. with regard to certain environmental, product and other liabilities and imposes certain conditions on Koppers Inc. before receiving such indemnification, including, in some cases, certain limitations regarding the time period as to which claims for indemnification can be brought. In July 2004, Koppers Inc. and Beazer East agreed to amend the environmental indemnification provisions of the December 29, 1988 asset purchase agreement to extend the indemnification period for pre-closing environmental liabilities through July 2019. As consideration for the amendment, Koppers Inc. paid Beazer East a total of $7.0 million and agreed to share toxic tort litigation defense costs arising from any sites acquired from Beazer East. The July 2004 amendment did not change the provisions of the Indemnity with respect to indemnification for non-environmental claims, such as product liability claims, which claims may continue to be asserted after July 2019.

Qualified expenditures under the Indemnity are not subject to a monetary limit. Qualified expenditures under the Indemnity include (i) environmental cleanup liabilities required by third parties, such as investigation, remediation and closure costs, relating to pre-December 29, 1988, or Pre-Closing, acts or omissions of Beazer East or its predecessors; (ii) environmental claims by third parties for personal injuries, property damages and natural resources damages relating to Pre-Closing acts or omissions of Beazer East or its predecessors; (iii) punitive damages for the acts or omissions of Beazer East and its predecessors without regard to the date of the alleged conduct and (iv) product liability claims for products sold by Beazer East or its predecessors without regard to the date of the alleged conduct. If the third party claims described in sections (i) and (ii) above are not made by July 2019, Beazer East will not be required to pay the costs arising from such claims under the Indemnity. However, with respect to any such claims which are made by July 2019, Beazer East will continue to be responsible for such claims under the Indemnity beyond July 2019. The Indemnity provides for the resolution of issues between Koppers Inc. and Beazer East by an arbitrator on an expedited basis upon the request of either party. The arbitrator could be asked, among other things, to make a determination regarding the allocation of environmental responsibilities between Koppers Inc. and Beazer East. Arbitration decisions under the Indemnity are final and binding on the parties.

Contamination has been identified at most manufacturing and other sites of the Company’s subsidiaries. Two sites currently owned and operated by Koppers Inc. in the United States are listed on the National Priorities List promulgated under the Comprehensive Environmental Response, Compensation, and Liability Act of 1980, as amended (“CERCLA”). Currently, at the properties acquired from Beazer East (which include all of the National Priorities List sites and all but one of the sites permitted under the Resource Conservation and Recovery Act (“RCRA”)), a significant portion of all investigative, cleanup and closure activities are being conducted and paid for by Beazer East pursuant to the terms of the Indemnity. In addition, other of Koppers Inc.’s sites are or have been operated under RCRA and various other environmental permits, and remedial and closure activities are being conducted at some of these sites.

To date, the parties that retained, assumed and/or agreed to indemnify the Company against the liabilities referred to above, including Beazer East, have performed their obligations in all material respects. The Company believes that, for the last three years ended December 31, 2011, amounts paid by Beazer East as a result of its environmental remediation obligations under the Indemnity have averaged in total approximately $15 million per year. Periodically, issues have arisen between Koppers Inc. and Beazer East and/or other indemnitors that have been resolved without arbitration. Koppers Inc. and Beazer East engage in discussions from time to time that involve, among other things, the allocation of environmental costs related to certain operating and closed facilities.

If for any reason (including disputed coverage or financial incapability) one or more of such parties fail to perform their obligations and the Company or its subsidiaries are held liable for or otherwise required to pay all or part of such liabilities without reimbursement, the imposition of such liabilities on the Company or its subsidiaries could have a material adverse effect on its business, financial condition, cash flows and results of operations. Furthermore, the Company could be required to record a contingent liability on its balance sheet with respect to such matters, which could result in a negative adjustment to the Company’s business, financial condition, cash flows and results of operations.

Domestic Environmental Matters. Koppers Inc. has been named as a potentially responsible party (a “PRP”) at the Portland Harbor CERCLA site located on the Willamette River in Oregon. Koppers Inc. has replied to an EPA Information request and has executed a PRP agreement which outlines the process to develop an allocation of past and future costs. The current estimate for past costs incurred in the remedial investigation/feasibility study is approximately $100 million. Koppers Inc. currently operates a coal tar pitch terminal near the site. Koppers Inc. has accrued its estimated cost of participation in the PRP group. Separate from the EPA activities, a natural resources damages assessment is being conducted by a local trustee group. In September 2009, Koppers Inc. received a general notice letter notifying it that it may be a PRP at the Newark Bay CERCLA site. In January 2010, Koppers Inc. submitted a response to the general notice letter asserting that Koppers Inc. is a de minimus party at this site. Other than the estimated costs of participating in the PRP group at the Portland Harbor and Newark Bay CERCLA sites totaling $0.7 million at December 31, 2011, the Company has not provided a reserve for these matters because, at this time, it cannot reasonably determine the probability of a loss, and the amount of loss, if any, cannot be reasonably estimated. An unfavorable resolution of these matters may have a material adverse effect on the Company’s business, financial condition, cash flows and results of operations.

At the request of the Illinois Environmental Protection Agency, Koppers Inc. conducted a voluntary investigation of soil and groundwater at its Stickney, Illinois carbon materials and chemicals facility. Koppers Inc. also conducted an investigation of soil and groundwater at a leased terminal site located adjacent to the Stickney facility. Koppers Inc. is conducting such investigations in cooperation with Beazer East. The Company’s reserve for this matter was $0.3 million as of December 31, 2011.

Australian Environmental Matters. Soil and groundwater contamination has been detected at certain of the Company’s Australian facilities. At the Company’s tar distillation facility in Newcastle, New South Wales, Australia, soil contamination from an abandoned underground coal tar pipeline and other groundwater contamination have been detected at a property adjacent to the facility. In 2011, the Company and the owner of the adjacent property reached an agreement in which the Company will contribute $1.6 million and the owner of the adjacent property will contribute $7.5 million toward remediation of the property. The agreement provides that the Company will assume responsibility for the management of the remediation effort and will indemnify the current owner for any remediation costs in excess of its agreed contribution. At the completion of the remediation, the agreement provides that the property will be transferred to the Company. The remediation project commenced in the fourth quarter of 2011 and the Company has reserved its expected remaining remediation costs of $8.0 million and has recorded a receivable, net of cash collections, from the owner of the adjacent property of $4.0 million as of December 31, 2011.

In December 2011, the Company ceased manufacturing operations at its Continental Carbon facility located in Kurnell, Australia. This decision was made as a result of deteriorating business conditions including raw material availability and cost, competition in the export markets due to the strength of the Australian dollar and a variety of other factors. The Company accrued its expected cost of site remediation resulting from the closure of $6.7 million in the fourth quarter of 2011.

Other Australian environmental matters include soil and groundwater remediation at a number of current and former facilities in Australia. With respect to a closed facility in Thornton, Australia, the sale of the property was completed in March 2010 and the buyer assumed all remediation liabilities. Accordingly, the accrual for remediation at this site was reduced in 2010 and resulted in a decrease to cost of sales of $2.9 million. The Company has reserved $1.3 million for remediation costs at the remaining Australian sites.

Environmental Reserves Rollforward. The following table reflects changes in the accrued liability for environmental matters, of which $8.1 million is classified as a current liability at December 31, 2011:

	Year Ended December 31,
	2011	2010
(Dollars in millions)
Balance at beginning of year	$6.6	$10.7
Expense	8.0	1.2
Reversal of reserves	(1.6)	(4.3)
Cash expenditures	(2.4)	(1.5)
Assumed remediation liability in exchange for cash	7.5	0.0
Currency translation	(0.4)	0.5

Balance at end of year	$17.7	$6.6

Subsidiary Guarantor Information for Koppers Inc. Senior Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsidiary Guarantor Information for Koppers Inc. Senior Notes [Abstract]
Subsidiary Guarantor Information for Koppers Inc. Senior Notes

17. Subsidiary Guarantor Information for Koppers Inc. Senior Notes

On December 1, 2009, Koppers Inc. issued $300.0 million principal value of Senior Notes. Koppers Holdings and each of Koppers Inc.’s wholly-owned material domestic subsidiaries other than Koppers Assurance, Inc. fully and unconditionally guarantee the payment of principal and interest on the Senior Notes. The domestic guarantor subsidiaries include Koppers World-Wide Ventures Corporation, Koppers Delaware, Inc., Koppers Concrete Products, Inc., Concrete Partners, Inc., Koppers Ventures LLC and Koppers Asia LLC.

Separate condensed consolidating financial statement information for Koppers Holdings Inc. (the parent), Koppers Inc., the domestic guarantor subsidiaries and the non-guarantor subsidiaries as of March 31, 2012 and 2011 and for the three months ended March 31, 2012 and 2011 is as follows:

Condensed Consolidating Statement of Comprehensive Income

For the Three Months Ended March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$211.8	$22.4	$163.2	$(16.5)	$380.9
Cost of sales including depreciation and amortization	0.0	189.4	16.3	143.0	(15.0)	333.7
Selling, general and administrative	0.4	10.5	0.4	6.7	0.0	18.0

Operating profit (loss)	(0.4)	11.9	5.7	13.5	(1.5)	29.2
Other income (expense)	15.9	0.0	0.3	0.4	(15.9)	0.7
Interest expense (income)	0.1	6.8	0.0	1.5	(1.5)	6.9
Income taxes	(0.2)	5.1	0.1	2.2	0.0	7.2

Income from continuing operations	15.6	0.0	5.9	10.2	(15.9)	15.8
Discontinued operations	0.0	(0.1)	0.0	0.2	0.0	0.1
Noncontrolling interests	0.0	0.0	0.0	0.3	0.0	0.3

Net income attributable to Koppers	$15.6	$(0.1)	$5.9	$10.1	$(15.9)	$15.6

Comprehensive income attributable to Koppers	$22.3	$1.1	$7.7	$13.8	$(22.6)	$22.3

Condensed Consolidating Statement of Comprehensive Income

For the Three Months Ended March 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$189.2	$18.9	$145.1	$(11.7)	$341.5
Cost of sales including depreciation and amortization	0.0	175.9	13.5	123.3	(10.2)	302.5
Selling, general and administrative	0.3	9.6	0.5	7.3	0.0	17.7

Operating profit (loss)	(0.3)	3.7	4.9	14.5	(1.5)	21.3
Other income (expense)	9.0	0.0	0.0	0.0	(9.0)	0.0
Interest expense (income)	(0.1)	6.9	0.0	1.4	(1.3)	6.9
Income taxes	(0.1)	2.2	0.0	3.1	0.0	5.2

Income from continuing operations	8.9	(5.4)	4.9	10.0	(9.2)	9.2
Discontinued operations	0.0	0.1	0.0	(0.3)	0.0	(0.2)
Noncontrolling interests	0.0	0.0	0.0	0.1	0.0	0.1

Net income attributable to Koppers	$8.9	$(5.3)	$4.9	$9.6	$(9.2)	$8.9

Comprehensive income attributable to Koppers	$16.6	$(4.4)	$5.8	$15.5	$(16.9)	$16.6

Condensed Consolidating Balance Sheet

March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$42.6	$0.0	$42.6
Accounts receivable, net	5.8	113.1	301.3	100.2	(328.0)	192.4
Inventories, net	0.0	99.0	0.0	79.3	(0.1)	178.2
Deferred tax assets	0.0	10.9	(1.5)	0.2	0.0	9.6
Other current assets	0.0	7.2	0.3	24.4	0.0	31.9

Total current assets	5.8	230.2	300.1	246.7	(328.1)	454.7
Equity investments	111.7	77.1	26.5	4.2	(214.1)	5.4
Property, plant and equipment, net	0.0	100.3	0.0	53.4	0.0	153.7
Goodwill	0.0	39.8	0.0	33.2	0.0	73.0
Deferred tax assets	0.0	41.2	(10.5)	10.8	0.0	41.5
Other noncurrent assets	0.0	17.7	126.9	44.0	(162.8)	25.8

Total assets	$117.5	$506.3	$443.0	$392.3	$(705.0)	$754.1

LIABILITIES AND EQUITY
Accounts payable	$0.1	$353.4	$15.3	$55.5	$(327.7)	$96.6
Accrued liabilities	4.9	30.2	(0.9)	32.3	0.0	66.5

Total current liabilities	5.0	383.6	14.4	87.8	(327.7)	163.1
Long-term debt	0.0	413.0	0.0	64.5	(163.2)	314.3
Other long-term liabilities	0.0	116.6	2.5	32.4	0.0	151.5

Total liabilities	5.0	913.2	16.9	184.7	(490.9)	628.9
Koppers shareholders’ equity	112.5	(406.9)	426.1	194.9	(214.1)	112.5
Noncontrolling interests	0.0	0.0	0.0	12.7	0.0	12.7

Total liabilities and equity	$117.5	$506.3	$443.0	$392.3	$(705.0)	$754.1

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$54.1	$0.0	$54.1
Accounts receivable, net	5.5	112.6	284.0	79.2	(309.8)	171.5
Inventories, net	0.0	74.8	0.0	84.2	0.0	159.0
Deferred tax assets	0.0	10.7	(1.5)	0.1	0.0	9.3
Other current assets	0.0	6.8	0.3	26.4	0.0	33.5

Total current assets	5.5	204.9	282.8	244.0	(309.8)	427.4
Equity investments	93.9	77.1	26.3	3.9	(196.3)	4.9
Property, plant and equipment, net	0.0	102.0	0.0	53.6	0.0	155.6
Goodwill	0.0	39.8	0.0	32.3	0.0	72.1
Deferred tax assets	0.0	43.7	(10.5)	11.1	0.0	44.3
Other noncurrent assets	0.0	18.4	131.3	44.4	(167.7)	26.4

Total assets	$99.4	$485.9	$429.9	$389.3	$(673.8)	$730.7

LIABILITIES AND EQUITY
Accounts payable	$0.1	$344.5	$9.6	$57.5	$(309.8)	$102.1
Accrued liabilities	4.5	27.2	(0.6)	37.4	0.0	68.3
Short-term debt and current portion of long-term debt	0.0	0.0	0.0	0.0	0.0	0.0

Total current liabilities	4.6	371.7	9.0	94.9	(309.8)	170.4
Long-term debt	0.0	400.8	0.0	69.0	(167.7)	302.1
Other long-term liabilities	0.0	116.5	2.5	32.0	0.0	151.0

Total liabilities	4.6	889.0	11.5	195.9	(477.5)	623.5
Koppers shareholders’ equity	94.8	(403.1)	418.4	181.0	(196.3)	94.8
Noncontrolling interests	0.0	0.0	0.0	12.4	0.0	12.4

Total liabilities and equity	$99.4	$485.9	$429.9	$389.3	$(673.8)	$730.7

Condensed Consolidating Statement of Cash Flows

For the Three Months Ended March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$5.6	$(9.4)	$0.0	$(12.0)	$0.0	$(15.8)
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(2.7)	0.0	(0.7)	0.0	(3.4)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.0	0.0	0.2	0.0	0.2

Net cash provided by (used in) investing activities	0.0	(2.7)	0.0	(0.5)	0.0	(3.2)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	12.1	0.0	0.0	0.0	12.1
Dividends paid	(4.5)	0.0	0.0	0.0	0.0	(4.5)
Stock issued (repurchased)	(1.1)	0.0	0.0	0.0	0.0	(1.1)

Net cash provided by (used in) financing activities	(5.6)	12.1	0.0	0.0	0.0	6.5
Effect of exchange rates on cash	0.0	0.0	0.0	1.0	0.0	1.0

Net increase (decrease) in cash and cash equivalents	0.0	0.0	0.0	(11.5)	0.0	(11.5)
Cash and cash equivalents at beginning of year	0.0	0.0	0.0	54.1	0.0	54.1

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$42.6	$0.0	$42.6

Condensed Consolidating Statement of Cash Flows

For the Three Months Ended March 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$4.6	$(28.7)	$0.0	$14.6	$0.0	$(9.5)
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(3.6)	0.0	(1.4)	0.0	(5.0)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.0	0.0	0.0	0.0	0.0

Net cash provided by (used in) investing activities	0.0	(3.6)	0.0	(1.4)	0.0	(5.0)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	(0.1)	24.5	0.0	(0.8)	0.0	23.6
Deferred financing costs	0.0	(0.5)	0.0	0.0	0.0	(0.5)
Dividends paid	(4.5)	0.0	0.0	0.0	0.0	(4.5)
Stock issued (repurchased)	0.0	0.0	0.0	0.0	0.0	0.0

Net cash provided by (used in) financing activities	(4.6)	24.0	0.0	(0.8)	0.0	18.6
Effect of exchange rates on cash	0.0	(0.1)	0.0	1.2	0.0	1.1

Net increase (decrease) in cash and cash equivalents	0.0	(8.4)	0.0	13.6	0.0	5.2
Cash and cash equivalents at beginning of year	0.0	8.4	0.0	26.9	0.0	35.3

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$40.5	$0.0	$40.5

22. Subsidiary Guarantor Information for Koppers Inc. Senior Notes

On December 1, 2009, Koppers Inc. issued $300.0 million principal value of Senior Notes. Koppers Holdings and each of Koppers Inc.’s wholly-owned material domestic subsidiaries other than Koppers Assurance, Inc. fully and unconditionally guarantee the payment of principal and interest on the Senior Notes. The domestic guarantor subsidiaries include World-Wide Ventures Corporation, Koppers Delaware, Inc., Koppers Concrete Products, Inc., Concrete Partners, Inc., and Koppers Asia LLC.

Separate condensed consolidating financial statement information for Koppers Holdings Inc. (the parent), Koppers Inc., domestic guarantor subsidiaries and non-guarantor subsidiaries as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010 and 2009 is as follows:

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$854.1	$72.6	$585.2	$(45.7)	$1,466.2
Cost of sales including depreciation and amortization	(7.8)	762.9	41.6	496.8	(24.3)	1,269.2
Selling, general and administrative	1.2	41.6	1.8	29.7	0.0	74.3

Operating profit (loss)	6.6	49.6	29.2	58.7	(21.4)	122.7
Other income (expense)	29.9	0.3	0.0	0.4	(29.9)	0.7
Interest expense (income)	0.0	27.5	(0.1)	5.4	(5.6)	27.2
Income taxes	(0.4)	7.7	0.8	30.6	0.0	38.7

Income from continuing operations	36.9	14.7	28.5	23.1	(45.7)	57.5
Discontinued operations	0.0	0.0	0.0	(19.9)	0.0	(19.9)
Noncontrolling interests	0.0	0.0	0.0	0.7	0.0	0.7

Net income attributable to Koppers	$36.9	$14.7	$28.5	$2.5	$(45.7)	$36.9

Comprehensive income attributable to Koppers	$18.9	$1.1	$28.0	$(1.4)	$(27.7)	$18.9

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$721.2	$45.8	$462.3	$(38.8)	$1,190.5
Cost of sales including depreciation and amortization	0.0	657.7	19.1	378.8	(25.6)	1,030.0
Selling, general and administrative	1.6	32.2	3.3	25.3	0.0	62.4

Operating profit (loss)	(1.6)	31.3	23.4	58.2	(13.2)	98.1
Other income (expense)	45.0	0.2	(0.4)	2.7	(45.0)	2.5
Interest expense (income)	(0.2)	27.9	0.0	4.4	(5.0)	27.1
Income taxes	(0.5)	1.5	12.2	15.7	0.0	28.9

Income from continuing operations	44.1	2.1	10.8	40.8	(53.2)	44.6
Discontinued operations	0.0	0.0	(0.2)	0.1	0.0	(0.1)
Noncontrolling interests	0.0	0.0	0.0	0.4	0.0	0.4

Net income attributable to Koppers	$44.1	$2.1	$10.6	$40.5	$(53.2)	$44.1

Comprehensive income attributable to Koppers	$54.6	$1.8	$18.9	$43.0	$(63.7)	$54.6

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2009

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$709.1	$33.0	$373.1	$(40.0)	$1,075.2
Cost of sales including depreciation and amortization	0.0	640.9	(3.7)	303.2	(16.2)	924.2
Selling, general and administrative	1.8	28.8	3.0	23.7	0.0	57.3

Operating profit (loss)	(1.8)	39.4	33.7	46.2	(23.8)	93.7
Other income (expense)	40.2	0.5	(0.3)	(0.4)	(40.2)	(0.2)
Interest expense (income)	31.1	28.5	0.0	4.1	(5.0)	58.7
Income taxes	(11.5)	2.0	11.0	11.9	0.0	13.4

Income from continuing operations	18.8	9.4	22.4	29.8	(59.0)	21.4
Discontinued operations	0.0	(0.3)	0.0	0.3	0.0	0.0
Noncontrolling interests	0.0	0.0	0.0	2.6	0.0	2.6

Net income attributable to Koppers	$18.8	$9.1	$22.4	$27.5	$(59.0)	$18.8

Comprehensive income attributable to Koppers	$43.5	$12.2	$35.0	$36.5	$(83.7)	$43.5

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$54.1	$0.0	$54.1
Accounts receivable, net	5.5	112.6	284.0	79.2	(309.8)	171.5
Inventories, net	0.0	74.8	0.0	84.2	0.0	159.0
Deferred tax assets	0.0	10.7	(1.5)	0.1	0.0	9.3
Other current assets	0.0	6.8	0.3	26.4	0.0	33.5

Total current assets	5.5	204.9	282.8	244.0	(309.8)	427.4
Equity investments	93.9	77.1	26.3	3.9	(196.3)	4.9
Property, plant and equipment, net	0.0	102.0	0.0	53.6	0.0	155.6
Goodwill	0.0	39.8	0.0	32.3	0.0	72.1
Deferred tax assets	0.0	43.7	(10.5)	11.1	0.0	44.3
Other noncurrent assets	0.0	18.4	131.3	44.4	(167.7)	26.4

Total assets	$99.4	$485.9	$429.9	$389.3	$(673.8)	$730.7

LIABILITIES AND EQUITY
Accounts payable	$0.1	$344.5	$9.6	$57.5	$(309.8)	$102.1
Accrued liabilities	4.5	27.2	(0.6)	37.4	0.0	68.3
Short-term debt and current portion of long-term debt	0.0	0.0	0.0	0.0	0.0	0.0

Total current liabilities	4.6	371.7	9.0	94.9	(309.8)	170.4
Long-term debt	0.0	400.8	0.0	69.0	(167.7)	302.1
Other long-term liabilities	0.0	116.5	2.5	32.0	0.0	151.0

Total liabilities	4.6	889.0	11.5	195.9	(477.5)	623.5
Koppers shareholders’ equity	94.8	(403.1)	418.4	181.0	(196.3)	94.8
Noncontrolling interests	0.0	0.0	0.0	12.4	0.0	12.4

Total liabilities and equity	$99.4	$485.9	$429.9	$389.3	$(673.8)	$730.7

Condensed Consolidating Balance Sheet

December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$8.4	$0.0	$26.9	$0.0	$35.3
S-T investments & restricted cash	0.0	0.0	0.0	0.0	0.0	0.0
Accounts receivable, net	16.6	80.3	460.9	107.2	(524.2)	140.8
Inventories, net	0.0	78.3	1.2	85.9	0.0	165.4
Deferred tax assets	0.0	7.4	(1.5)	0.0	0.0	5.9
Other current assets	0.0	6.9	0.3	15.8	0.0	23.0

Total current assets	16.6	181.3	460.9	235.8	(524.2)	370.4
Equity investments	76.7	77.1	26.2	3.8	(179.1)	4.7
Property, plant and equipment, net	0.0	94.7	0.0	73.5	0.0	168.2
Goodwill	0.0	39.5	0.0	32.6	0.0	72.1
Deferred tax assets	0.0	65.4	(43.8)	4.5	0.0	26.1
Other noncurrent assets	0.0	21.6	0.0	6.2	(0.1)	27.7

Total assets	$93.3	$479.6	$443.3	$356.4	$(703.4)	$669.2

LIABILITIES AND EQUITY
Accounts payable	$0.0	$492.5	$15.1	$104.5	$(524.2)	$87.9
Accrued liabilities	4.6	(6.3)	34.8	27.4	0.0	60.5
Short-term debt and current portion of long-term debt	0.0	0.1	0.0	0.9	0.0	1.0

Total current liabilities	4.6	486.3	49.9	132.8	(524.2)	149.4
Long-term debt	0.0	295.4	0.0	0.0	0.0	295.4
Other long-term liabilities	0.0	99.6	3.0	21.9	0.0	124.5

Total liabilities	4.6	881.3	52.9	154.7	(524.2)	569.3
Koppers shareholders’ equity	88.7	(401.7)	390.4	190.5	(179.2)	88.7
Noncontrolling interests	0.0	0.0	0.0	11.2	0.0	11.2

Total liabilities and equity	$93.3	$479.6	$443.3	$356.4	$(703.4)	$669.2

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$18.1	$9.5	$0.0	$49.3	$0.0	$76.9
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(24.5)	0.0	(9.3)	0.0	(33.8)
Loan to related party	0.0	0.0	0.0	(11.7)	0.0	(11.7)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.7	0.0	0.1	0.0	0.8

Net cash (used in) investing activities	0.0	(23.8)	0.0	(20.9)	0.0	(44.7)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	6.3	0.0	(0.9)	0.0	5.4
Deferred financing costs	0.0	(0.5)	0.0	0.0	0.0	(0.5)
Dividends paid	(18.1)	0.0	0.0	(0.1)	0.0	(18.2)

Net cash provided by (used in) financing activities	(18.1)	5.8	0.0	(1.0)	0.0	(13.3)
Effect of exchange rates on cash	0.0	0.1	0.0	(0.2)	0.0	(0.1)

Net increase (decrease) in cash and cash equivalents	0.0	(8.4)	0.0	27.2	0.0	18.8
Cash and cash equivalents at beginning of year	0.0	8.4	0.0	26.9	0.0	35.3

Cash and cash equivalents at end of period	0.0	$0.0	0.0	$54.1	0.0	$54.1

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$18.7	$75.2	$0.0	$15.9	$(4.5)	$105.3
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(35.0)	0.0	(30.4)	0.0	(65.4)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.2	0.0	1.8	0.0	2.0

Net cash (used in) investing activities	0.0	(34.8)	0.0	(28.6)	0.0	(63.4)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	(40.2)	0.0	0.0	0.0	(40.2)
Deferred financing costs	0.0	(0.4)	0.0	0.0	0.0	(0.4)
Dividends paid	(18.1)	(4.5)	0.0	(5.0)	4.5	(23.1)
Stock issued (repurchased)	(0.8)	0.2	0.0	0.0	0.0	(0.6)

Net cash provided by (used in) financing activities	(18.9)	(44.9)	0.0	(5.0)	4.5	(64.3)
Effect of exchange rates on cash	0.0	0.0	0.0	(0.7)	0.0	(0.7)

Net increase (decrease) in cash and cash equivalents	(0.2)	(4.5)	0.0	(18.4)	0.0	(23.1)
Cash and cash equivalents at beginning of year	0.2	12.9	0.0	45.3	0.0	58.4

Cash and cash equivalents at end of period	0.0	$8.4	0.0	$26.9	0.0	$35.3

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2009

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$231.8	$90.7	$0.0	$22.5	$(232.7)	$112.3
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(15.0)	0.0	(5.2)	0.0	(20.2)
Net cash proceeds (payments) from divestitures and asset sales	0.0	(0.7)	0.0	0.1	0.0	(0.6)

Net cash (used in) investing activities	0.0	(15.7)	0.0	(5.1)	0.0	(20.8)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	(213.6)	142.8	0.0	0.0	0.0	(70.8)
Deferred financing costs	0.0	(8.1)	0.0	0.0	0.0	(8.1)
Dividends paid	(18.0)	(232.7)	0.0	0.0	232.7	(18.0)

Net cash provided by (used in) financing activities	(231.6)	(98.0)	0.0	0.0	232.7	(96.9)
Effect of exchange rates on cash	0.0	(1.6)	0.0	2.3	0.0	0.7

Net increase (decrease) in cash and cash equivalents	0.2	(24.6)	0.0	19.7	0.0	(4.7)
Cash and cash equivalents at beginning of year	0.0	37.5	0.0	25.6	0.0	63.1

Cash and cash equivalents at end of period	$0.2	$12.9	$0.0	$45.3	$0.0	$58.4

Subsidiary Guarantor Information for Shelf Registration	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsidiary Guarantor Information for Shelf Registration [Abstract]
Subsidiary Guarantor Information for Shelf Registration

18. Subsidiary Guarantor Information for Shelf Registration

Under a registration statement on Form S-3, Koppers Holdings may sell a combination of securities, including common stock, debt securities, preferred stock, depository shares, warrants and units, from time to time in one or more offerings with an aggregate offering price of up to $325 million. In addition, Koppers Inc. may sell debt securities from time to time under the registration statement. Debt securities may be fully and unconditionally guaranteed, on a joint and several basis, by Koppers Holdings, Koppers Inc. and/or other guarantor subsidiaries which will correspond to certain subsidiaries in the United States, Europe and Australia. The non-guarantor subsidiaries consist of certain subsidiaries in the United States, China, India and Mauritius. The guarantor subsidiaries that issue guarantees, if any, will be determined when a debt offering actually occurs under the registration statement and accordingly, the condensed consolidated financial information for subsidiary guarantors will be revised to identify the subsidiaries that actually provided guarantees.

Separate condensed consolidating financial statement information for the parent, Koppers Inc., domestic guarantor subsidiaries, foreign guarantor subsidiaries and non-guarantor subsidiaries as of March 31, 2012 and 2011 and for the three months ended March 31, 2012 and 2011 is as follows:

Condensed Consolidating Statement of Comprehensive Income

For the Three Months Ended March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$211.8	$22.4	$52.1	$113.1	$(18.5)	$380.9
Cost of sales including depreciation and amortization	0.0	189.4	16.3	41.2	103.7	(16.9)	333.7
Selling, general and administrative	0.4	10.5	0.4	2.5	4.2	0.0	18.0

Operating profit (loss)	(0.4)	11.9	5.7	8.4	5.2	(1.6)	29.2
Other income (expense)	15.9	0.0	0.3	0.0	0.4	(15.9)	0.7
Interest expense (income)	0.1	6.8	0.0	1.1	0.5	(1.6)	6.9
Income taxes	(0.2)	5.1	0.1	2.0	0.2	0.0	7.2

Income from continuing operations	15.6	0.0	5.9	5.3	4.9	(15.9)	15.8
Discontinued operations	0.0	(0.1)	0.0	0.2	0.0	0.0	0.1
Noncontrolling interests	0.0	0.0	0.0	0.0	0.3	0.0	0.3

Net income attributable to Koppers	$15.6	$(0.1)	$5.9	$5.5	$4.6	$(15.9)	$15.6

Comprehensive income attributable to Koppers	$22.3	$1.1	$7.7	$8.9	$5.8	$(23.5)	$22.3

Condensed Consolidating Statement of Comprehensive Income

For the Three Months Ended March 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$189.2	$18.9	$90.2	$56.1	$(12.9)	$341.5
Cost of sales including depreciation and amortization	0.0	175.9	13.6	73.5	50.4	(10.9)	302.5
Selling, general and administrative	0.3	9.6	0.5	5.1	2.2	0.0	17.7

Operating profit (loss)	(0.3)	3.7	4.8	11.6	3.5	(2.0)	21.3
Other income (expense)	9.0	0.0	0.0	(0.1)	0.1	(9.0)	0.0
Interest expense (income)	(0.1)	6.9	0.0	1.3	0.6	(1.8)	6.9
Income taxes	(0.1)	2.2	0.0	2.9	0.2	0.0	5.2

Income from continuing operations	8.9	(5.4)	4.8	7.3	2.8	(9.2)	9.2
Discontinued operations	0.0	0.1	0.0	(0.3)	0.0	0.0	(0.2)
Noncontrolling interests	0.0	0.0	0.0	0.0	0.1	0.0	0.1

Net income attributable to Koppers	$8.9	$(5.3)	$4.8	$7.0	$2.7	$(9.2)	$8.9

Comprehensive income attributable to Koppers	$16.6	$(4.4)	$5.7	$13.0	$3.6	$(17.9)	$16.6

Condensed Consolidating Balance Sheet

March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$11.3	$31.3	$0.0	$42.6
Accounts receivable, net	5.8	113.1	300.8	86.1	75.2	(388.6)	192.4
Inventories, net	0.0	99.0	0.0	40.8	38.5	(0.1)	178.2
Deferred tax assets	0.0	10.9	(1.5)	0.0	0.2	0.0	9.6
Other current assets	0.0	7.2	0.3	7.4	17.0	0.0	31.9

Total current assets	5.8	230.2	299.6	145.6	162.2	(388.7)	454.7
Equity investments	111.7	77.1	26.5	19.8	14.1	(243.8)	5.4
Property, plant and equipment, net	0.0	100.3	0.0	26.6	26.8	0.0	153.7
Goodwill	0.0	39.8	0.0	26.0	7.2	0.0	73.0
Deferred tax assets	0.0	41.2	(10.5)	12.4	(1.6)	0.0	41.5
Other noncurrent assets	0.0	17.7	126.8	20.2	40.3	(179.2)	25.8

Total assets	$117.5	$506.3	$442.4	$250.6	$249.0	$(811.7)	$754.1

LIABILITIES AND EQUITY
Accounts payable	$0.1	$353.4	$14.9	$19.6	$96.8	$(388.2)	$96.6
Accrued liabilities	4.9	30.2	(0.9)	24.6	7.7	0.0	66.5

Total current liabilities	5.0	383.6	14.0	44.2	104.5	(388.2)	163.1
Long-term debt	0.0	413.0	0.0	64.5	16.4	(179.6)	314.3
Other long-term liabilities	0.0	116.6	2.6	20.3	12.1	(0.1)	151.5

Total liabilities	5.0	913.2	16.6	129.0	133.0	(567.9)	628.9
Koppers shareholders’ equity	112.5	(406.9)	425.8	121.6	103.3	(243.8)	112.5
Noncontrolling interests	0.0	0.0	0.0	0.0	12.7	0.0	12.7

Total liabilities and equity	$117.5	$506.3	$442.4	$250.6	$249.0	$(811.7)	$754.1

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$28.4	$25.7	$0.0	$54.1
Accounts receivable, net	5.5	112.6	283.5	70.7	54.1	(354.9)	171.5
Inventories, net	0.0	74.8	0.0	49.0	35.2	0.0	159.0
Deferred tax assets	0.0	10.7	(1.5)	0.0	0.1	0.0	9.3
Other current assets	0.0	6.8	0.3	8.7	17.7	0.0	33.5

Total current assets	5.5	204.9	282.3	156.8	132.8	(354.9)	427.4
Equity investments	93.9	77.1	26.3	19.3	13.5	(225.2)	4.9
Property, plant and equipment, net	0.0	102.0	0.0	26.5	27.1	0.0	155.6
Goodwill	0.0	39.8	0.0	25.2	7.1	0.0	72.1
Deferred tax assets	0.0	43.7	(10.5)	12.1	(1.0)	0.0	44.3
Other noncurrent assets	0.0	18.4	131.2	15.7	40.9	(179.8)	26.4

Total assets	$99.4	$485.9	$429.3	$255.6	$220.4	$(759.9)	$730.7

LIABILITIES AND EQUITY
Accounts payable	$0.1	$344.5	$9.5	$28.6	$74.3	$(354.9)	$102.1
Accrued liabilities	4.5	27.2	(0.9)	31.7	5.8	0.0	68.3

Total current liabilities	4.6	371.7	8.6	60.3	80.1	(354.9)	170.4
Long-term debt	0.0	400.8	0.0	62.7	18.5	(179.9)	302.1
Other long-term liabilities	0.0	116.5	2.5	19.9	12.1	0.0	151.0

Total liabilities	4.6	889.0	11.1	142.9	110.7	(534.8)	623.5
Koppers shareholders’ equity	94.8	(403.1)	418.2	112.7	97.3	(225.1)	94.8
Noncontrolling interests	0.0	0.0	0.0	0.0	12.4	0.0	12.4

Total liabilities and equity	$99.4	$485.9	$429.3	$255.6	$220.4	$(759.9)	$730.7

Condensed Consolidating Statement of Cash Flows

For the Three Months Ended March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$5.6	$(9.4)	$0.0	$(19.4)	$7.4	$0.0	$(15.8)
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(2.7)	0.0	(0.6)	(0.1)	0.0	(3.4)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.0	0.0	0.2	0.0	0.0	0.2

Net cash provided by (used in) investing activities	0.0	(2.7)	0.0	(0.4)	(0.1)	0.0	(3.2)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	12.1	0.0	0.0	0.0	0.0	12.1
Dividends paid	(4.5)	0.0	0.0	0.0	0.0	0.0	(4.5)
Stock issued (repurchased)	(1.1)	0.0	0.0	0.0	0.0	0.0	(1.1)

Net cash provided by (used in) financing activities	(5.6)	12.1	0.0	0.0	0.0	0.0	6.5
Effect of exchange rates on cash	0.0	0.0	0.0	2.7	(1.7)	0.0	1.0

Net increase (decrease) in cash and cash equivalents	0.0	0.0	0.0	(17.1)	5.6	0.0	(11.5)
Cash and cash equivalents at beginning of year	0.0	0.0	0.0	28.4	25.7	0.0	54.1

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$11.3	$31.3	$0.0	$42.6

Condensed Consolidating Statement of Cash Flows

For the Three Months Ended March 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$4.6	$(28.7)	$0.0	$12.1	$2.5	$0.0	$(9.5)
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(3.6)	0.0	(1.1)	(0.3)	0.0	(5.0)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Net cash provided by (used in) investing activities	0.0	(3.6)	0.0	(1.1)	(0.3)	0.0	(5.0)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	(0.1)	24.5	0.0	0.0	(0.8)	0.0	23.6
Deferred financing costs	0.0	(0.5)	0.0	0.0	0.0	0.0	(0.5)
Dividends paid	(4.5)	0.0	0.0	0.0	0.0	0.0	(4.5)
Stock issued (repurchased)	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Net cash provided by (used in) financing activities	(4.6)	24.0	0.0	0.0	(0.8)	0.0	18.6
Effect of exchange rates on cash	0.0	(0.1)	0.0	3.1	(1.9)	0.0	1.1

Net increase (decrease) in cash and cash equivalents	0.0	(8.4)	0.0	14.1	(0.5)	0.0	5.2
Cash and cash equivalents at beginning of year	0.0	8.4	0.0	14.7	12.2	0.0	35.3

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$28.8	$11.7	$0.0	$40.5

23. Subsidiary Guarantor Information for Shelf Registration

Under a registration statement on Form S-3, Koppers Holdings may sell a combination of securities, including common stock, debt securities, preferred stock, depository shares, warrants and units, from time to time in one or more offerings with an aggregate offering price of up to $325 million. In addition, Koppers Inc. may sell debt securities from time to time under the registration statement. Debt securities may be fully and unconditionally guaranteed, on a joint and several basis, by Koppers Holdings, Koppers Inc. and/or other guarantor subsidiaries which will correspond to certain subsidiaries in the United States, Europe and Australia. The non-guarantor subsidiaries consist of certain subsidiaries in the United States, China, India and Mauritius. The guarantor subsidiaries that issue guarantees, if any, will be determined when a debt offering actually occurs under the registration statement and accordingly, the condensed consolidated financial information for subsidiary guarantors will be revised to identify the subsidiaries that actually provided guarantees.

Separate condensed consolidating financial statement information for the parent, Koppers Inc., domestic guarantor subsidiaries, foreign guarantor subsidiaries and non-guarantor subsidiaries as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010 and 2009 is as follows:

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$854.1	$72.6	$358.6	$264.6	$(83.7)	$1,466.2
Cost of sales including depreciation and amortization	(7.8)	762.9	41.6	292.4	220.7	(40.6)	1,269.2
Selling, general and administrative	1.2	41.6	1.8	19.1	10.6	0.0	74.3

Operating profit (loss)	6.6	49.6	29.2	47.1	33.3	(43.1)	122.7
Other income (expense)	29.9	0.3	0.0	(0.2)	0.6	(29.9)	0.7
Interest expense (income)	0.0	27.5	0.0	5.3	1.1	(6.7)	27.2
Income taxes	(0.4)	7.7	0.8	23.5	7.1	0.0	38.7

Income from continuing operations	36.9	14.7	28.4	18.1	25.7	(66.3)	57.5
Discontinued operations	0.0	0.0	0.0	(19.9)	0.0	0.0	(19.9)
Noncontrolling interests	0.0	0.0	0.0	0.0	0.7	0.0	0.7

Net income attributable to Koppers	$36.9	$14.7	$28.4	$(1.8)	$25.0	$(66.3)	$36.9

Comprehensive income attributable to Koppers	$18.9	$1.1	$27.9	$(3.1)	$22.0	$(47.9)	$18.9

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$721.2	$45.8	$311.7	$156.1	$(44.3)	$1,190.5
Cost of sales including depreciation and amortization	0.0	657.7	19.3	242.0	140.4	(29.4)	1,030.0
Selling, general and administrative	1.6	32.2	3.3	18.6	6.7	0.0	62.4

Operating profit (loss)	(1.6)	31.3	23.2	51.1	9.0	(14.9)	98.1
Other income (expense)	45.0	0.2	(0.4)	2.3	0.4	(45.0)	2.5
Interest expense (income)	(0.2)	27.9	(0.1)	5.2	1.0	(6.7)	27.1
Income taxes	(0.5)	1.5	12.2	13.2	2.5	0.0	28.9

Income from continuing operations	44.1	2.1	10.7	35.0	5.9	(53.2)	44.6
Discontinued operations	0.0	0.0	(0.2)	0.1	0.0	0.0	(0.1)
Noncontrolling interests	0.0	0.0	0.0	0.0	0.4	0.0	0.4

Net income attributable to Koppers	$44.1	$2.1	$10.5	$35.1	$5.5	$(53.2)	$44.1

Comprehensive income attributable to Koppers	$54.6	$1.8	$18.8	$39.5	$5.7	$(65.8)	$54.6

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2009

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$709.1	$33.0	$306.4	$79.3	$(52.6)	$1,075.2
Cost of sales including depreciation and amortization	0.0	640.9	(3.7)	248.8	67.0	(28.8)	924.2
Selling, general and administrative	1.8	28.8	3.0	19.7	4.0	0.0	57.3

Operating profit (loss)	(1.8)	39.4	33.7	37.9	8.3	(23.8)	93.7
Other income (expense)	40.2	0.5	(0.3)	0.9	(1.3)	(40.2)	(0.2)
Interest expense (income)	31.1	28.5	0.0	4.2	(0.1)	(5.0)	58.7
Income taxes	(11.5)	2.0	11.0	9.7	2.2	0.0	13.4

Income from continuing operations	18.8	9.4	22.4	24.9	4.9	(59.0)	21.4
Discontinued operations	0.0	(0.3)	0.0	0.3	0.0	0.0	0.0
Noncontrolling interests	0.0	0.0	0.0	0.0	2.6	0.0	2.6

Net income attributable to Koppers	$18.8	$9.1	$22.4	$25.2	$2.3	$(59.0)	$18.8

Comprehensive income attributable to Koppers	$43.5	$12.2	$35.0	$39.1	$1.4	$(87.7)	$43.5

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$28.4	$25.7	$0.0	$54.1
Accounts receivable, net	5.5	112.6	283.5	70.7	54.1	(354.9)	171.5
Inventories, net	0.0	74.8	0.0	49.0	35.2	0.0	159.0
Deferred tax assets	0.0	10.7	(1.5)	0.0	0.1	0.0	9.3
Other current assets	0.0	6.8	0.3	8.7	17.7	0.0	33.5

Total current assets	5.5	204.9	282.3	156.8	132.8	(354.9)	427.4
Equity investments	93.9	77.1	26.3	19.3	13.5	(225.2)	4.9
Property, plant and equipment, net	0.0	102.0	0.0	26.5	27.1	0.0	155.6
Goodwill	0.0	39.8	0.0	25.2	7.1	0.0	72.1
Deferred tax assets	0.0	43.7	(10.5)	12.1	(1.0)	0.0	44.3
Other noncurrent assets	0.0	18.4	131.2	15.7	40.9	(179.8)	26.4

Total assets	$99.4	$485.9	$429.3	$255.6	$220.4	$(759.9)	$730.7

LIABILITIES AND EQUITY
Accounts payable	$0.1	$344.5	$9.5	$28.6	$74.3	$(354.9)	$102.1
Accrued liabilities	4.5	27.2	(0.9)	31.7	5.8	0.0	68.3

Total current liabilities	4.6	371.7	8.6	60.3	80.1	(354.9)	170.4
Long-term debt	0.0	400.8	0.0	62.7	18.5	(179.9)	302.1
Other long-term liabilities	0.0	116.5	2.5	19.9	12.1	0.0	151.0

Total liabilities	4.6	889.0	11.1	142.9	110.7	(534.8)	623.5
Koppers shareholders’ equity	94.8	(403.1)	418.2	112.7	97.3	(225.1)	94.8
Noncontrolling interests	0.0	0.0	0.0	0.0	12.4	0.0	12.4

Total liabilities and equity	$99.4	$485.9	$429.3	$255.6	$220.4	$(759.9)	$730.7

Condensed Consolidating Balance Sheet

December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$8.4	$0.0	$14.7	$12.2	$0.0	$35.3
S-T investments & restricted cash	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Accounts receivable, net	16.6	80.3	457.4	81.3	67.2	(562.0)	140.8
Inventories, net	0.0	78.3	1.2	71.3	14.6	0.0	165.4
Deferred tax assets	0.0	7.4	(1.5)	0.0	0.0	0.0	5.9
Other current assets	0.0	6.9	0.3	8.8	7.0	0.0	23.0

Total current assets	16.6	181.3	457.4	176.1	101.0	(562.0)	370.4
Equity investments	76.7	77.1	26.2	19.4	13.7	(208.4)	4.7
Property, plant and equipment, net	0.0	94.7	0.0	46.9	26.6	0.0	168.2
Goodwill	0.0	39.5	0.0	25.4	7.2	0.0	72.1
Deferred tax assets	0.0	65.4	(43.8)	5.3	(0.8)	0.0	26.1
Other noncurrent assets	0.0	21.6	0.0	0.9	5.1	0.1	27.7

Total assets	$93.3	$479.6	$439.8	$274.0	$152.8	$(770.3)	$669.2

LIABILITIES AND EQUITY
Accounts payable	$0.0	$492.5	$11.8	$95.9	$49.7	$(562.0)	$87.9
Accrued liabilities	4.6	(6.3)	34.8	20.4	7.0	0.0	60.5
Short-term debt and current portion of long-term debt	0.0	0.1	0.0	0.0	0.9	0.0	1.0

Total current liabilities	4.6	486.3	46.6	116.3	57.6	(562.0)	149.4
Long-term debt	0.0	295.4	0.0	0.0	0.0	0.0	295.4
Other long-term liabilities	0.0	99.6	2.9	13.3	8.7	0.0	124.5

Total liabilities	4.6	881.3	49.5	129.6	66.3	(562.0)	569.3
Koppers shareholders’ equity	88.7	(401.7)	390.3	144.4	75.3	(208.3)	88.7
Noncontrolling interests	0.0	0.0	0.0	0.0	11.2	0.0	11.2

Total liabilities and equity	$93.3	$479.6	$439.8	$274.0	$152.8	$(770.3)	$669.2

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$18.1	$9.5	$0.0	$20.5	$28.8	$0.0	$76.9
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(24.5)	0.0	(6.2)	(3.1)	0.0	(33.8)
Loan to related party	0.0	0.0	0.0	0.0	(11.7)	0.0	(11.7)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.7	0.0	0.1	0.0	0.0	0.8

Net cash (used in) investing activities	0.0	(23.8)	0.0	(6.1)	(14.8)	0.0	(44.7)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	6.3	0.0	0.0	(0.9)	0.0	5.4
Deferred financing costs	0.0	(0.5)	0.0	0.0	0.0	0.0	(0.5)
Dividends paid	(18.1)	0.0	0.0	0.0	(0.1)	0.0	(18.2)

Net cash provided by (used in) financing activities	(18.1)	5.8	0.0	0.0	(1.0)	0.0	(13.3)
Effect of exchange rates on cash	0.0	0.1	0.0	(0.7)	0.5	0.0	(0.1)

Net increase (decrease) in cash and cash equivalents	0.0	(8.4)	0.0	13.7	13.5	0.0	18.8
Cash and cash equivalents at beginning of year	0.0	8.4	0.0	14.7	12.2	0.0	35.3

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$28.4	$25.7	$0.0	$54.1

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$18.7	$75.2	$0.0	$(15.3)	$31.2	$(4.5)	$105.3
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(35.0)	0.0	(7.0)	(23.4)	0.0	(65.4)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.2	0.0	1.7	0.1	0.0	2.0

Net cash (used in) investing activities	0.0	(34.8)	0.0	(5.3)	(23.3)	0.0	(63.4)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	(40.2)	0.0	0.0	0.0	0.0	(40.2)
Deferred financing costs	0.0	(0.4)	0.0	0.0	0.0	0.0	(0.4)
Dividends paid	(18.1)	(4.5)	0.0	0.0	(5.0)	4.5	(23.1)
Stock issued (repurchased)	(0.8)	0.2	0.0	0.0	0.0	0.0	(0.6)

Net cash provided by (used in) financing activities	(18.9)	(44.9)	0.0	0.0	(5.0)	4.5	(64.3)
Effect of exchange rates on cash	0.0	0.0	0.0	(1.6)	0.9	0.0	(0.7)

Net increase (decrease) in cash and cash equivalents	(0.2)	(4.5)	0.0	(22.2)	3.8	0.0	(23.1)
Cash and cash equivalents at beginning of year	0.2	12.9	0.0	36.9	8.4	0.0	58.4

Cash and cash equivalents at end of period	$0.0	$8.4	$0.0	$14.7	$12.2	$0.0	$35.3

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2009

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$231.8	$90.7	$0.0	$19.5	$3.0	$(232.7)	$112.3
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(15.0)	0.0	(3.7)	(1.5)	0.0	(20.2)
Net cash proceeds (payments) from divestitures and asset sales	0.0	(0.7)	0.0	0.1	0.0	0.0	(0.6)

Net cash (used in) investing activities	0.0	(15.7)	0.0	(3.6)	(1.5)	0.0	(20.8)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	(213.6)	142.8	0.0	0.0	0.0	0.0	(70.8)
Deferred financing costs	0.0	(8.1)	0.0	0.0	0.0	0.0	(8.1)
Dividends paid	(18.0)	(232.7)	0.0	0.0	0.0	232.7	(18.0)

Net cash provided by (used in) financing activities	(231.6)	(98.0)	0.0	0.0	0.0	232.7	(96.9)
Effect of exchange rates on cash	0.0	(1.6)	0.0	2.3	0.0	0.0	0.7

Net increase (decrease) in cash and cash equivalents	0.2	(24.6)	0.0	18.2	1.5	0.0	(4.7)
Cash and cash equivalents at beginning of year	0.0	37.5	0.0	18.7	6.9	0.0	63.1

Cash and cash equivalents at end of period	$0.2	$12.9	$0.0	$36.9	$8.4	$0.0	$58.4

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions	19. Related Party Transactions In November 2011, the Company loaned $11.7 million to TKK, a 30-percent owned company in China. The loan is repayable in November 2012.

19. Related Party Transactions

In November 2011, the Company loaned $11.7 million to TKK, a 30-percent owned company in China. The loan is repayable in November 2012.

In connection with the issuance of the Senior Notes in December 2009, Walter W. Turner, President and Chief Executive Officer of Koppers Holdings Inc. and Koppers Inc., purchased $500,000 aggregate principal amount of Senior Notes at the offering price of 98.311 percent, or $491,555. The offering price for this purchase represents the same offering price paid by the purchasers for the remaining $295.0 million of Senior Notes.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

20. Subsequent Event

On or about June 27, 2012, the Company expects to file a registration statement on Form S-3 with the Securities and Exchange Commission. Under this registration statement, Koppers Holdings may sell a combination of securities, including common stock, debt securities, preferred stock, depository shares, warrants and units, from time to time in one or more offerings. In addition, Koppers Inc. may sell debt securities from time to time under the registration statement. Debt securities may be fully and unconditionally guaranteed, on a joint and several basis, by Koppers Holdings, Koppers Inc. and/or other guarantor subsidiaries which will correspond to certain subsidiaries in the United States, Europe and Australia. The non-guarantor subsidiaries consist of certain subsidiaries in the United States, China, India and Mauritius. The guarantor subsidiaries that issue guarantees, if any, will be determined when a debt offering actually occurs under the registration statement and accordingly, the condensed consolidated financial information for subsidiary guarantors will be revised to identify the subsidiaries that actually provided guarantees.

Separate condensed consolidating financial statement information for the parent, Koppers Inc., domestic guarantor subsidiaries, foreign guarantor subsidiaries and non-guarantor subsidiaries as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010 and 2009 is as follows:

Condensed Consolidating Statement of Comprehensive Income

For the Three Months Ended March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$211.8	$22.4	$124.4	$38.8	$(16.5)	$380.9
Cost of sales including depreciation and amortization	0.0	189.5	16.3	106.5	36.4	(15.0)	333.7
Selling, general and administrative	0.4	10.5	0.4	5.8	0.9	0.0	18.0

Operating profit (loss)	(0.4)	11.8	5.7	12.1	1.5	(1.5)	29.2
Other income (expense)	15.9	0.0	0.3	0.0	0.4	(15.9)	0.7
Interest expense (income)	0.1	6.7	0.0	1.0	0.6	(1.5)	6.9
Income taxes	(0.2)	5.1	0.1	2.0	0.2	0.0	7.2

Income from continuing operations	15.6	0.0	5.9	9.1	1.1	(15.9)	15.8
Discontinued operations	0.0	(0.1)	0.0	0.2	0.0	0.0	0.1
Noncontrolling interests	0.0	0.0	0.0	0.0	0.3	0.0	0.3

Net income attributable to Koppers	$15.6	$(0.1)	$5.9	$9.3	$0.8	$(15.9)	$15.6

Comprehensive income attributable to Koppers	$22.3	$1.1	$7.7	$13.5	$0.9	$(23.2)	$22.3

Condensed Consolidating Statement of Comprehensive Income

For the Three Months Ended March 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$189.2	$18.9	$108.8	$36.3	$(11.7)	$341.5
Cost of sales including depreciation and amortization	0.0	175.9	13.5	89.4	33.9	(10.2)	302.5
Selling, general and administrative	0.3	9.6	0.5	6.4	0.9	0.0	17.7

Operating profit (loss)	(0.3)	3.7	4.9	13.0	1.5	(1.5)	21.3
Other income (expense)	9.0	0.0	0.0	(0.1)	0.1	(9.0)	0.0
Interest expense (income)	(0.1)	6.9	0.0	1.1	0.3	(1.3)	6.9
Income taxes	(0.1)	2.1	0.0	3.1	0.1	0.0	5.2

Income from continuing operations	8.9	(5.3)	4.9	8.7	1.2	(9.2)	9.2
Discontinued operations	0.0	0.0	0.0	(0.2)	0.0	0.0	(0.2)
Noncontrolling interests	0.0	0.0	0.0	0.0	0.1	0.0	0.1

Net income attributable to Koppers	$8.9	$(5.3)	$4.9	$8.5	$1.1	$(9.2)	$8.9

Comprehensive income attributable to Koppers	$16.6	$(4.4)	$5.8	$14.5	$1.3	$(17.2)	$16.6

Condensed Consolidating Balance Sheet

March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$40.0	$2.6	$0.0	$42.6
Accounts receivable, net	5.8	113.1	301.3	81.1	19.1	(328.0)	192.4
Inventories, net	0.0	99.0	0.0	71.1	8.2	(0.1)	178.2
Deferred tax assets	0.0	10.9	(1.5)	0.0	0.2	0.0	9.6
Other current assets	0.0	7.2	0.3	9.9	14.5	0.0	31.9

Total current assets	5.8	230.2	300.1	202.1	44.6	(328.1)	454.7
Equity investments	111.7	77.1	26.5	19.8	4.2	(233.9)	5.4
Property, plant and equipment, net	0.0	100.3	0.0	38.0	15.4	0.0	153.7
Goodwill	0.0	39.8	0.0	31.9	1.3	0.0	73.0
Deferred tax assets	0.0	41.2	(10.5)	12.4	(1.6)	0.0	41.5
Other noncurrent assets	0.0	17.7	126.9	6.8	37.2	(162.8)	25.8

Total assets	$117.5	$506.3	$443.0	$311.0	$101.1	$(724.8)	$754.1

LIABILITIES AND EQUITY
Accounts payable	$0.1	$353.4	$15.3	$36.7	$18.8	$(327.7)	$96.6
Accrued liabilities	4.9	30.2	(0.9)	26.4	5.9	0.0	66.5

Total current liabilities	5.0	383.6	14.4	63.1	24.7	(327.7)	163.1
Long-term debt	0.0	413.0	0.0	64.5	0.0	(163.2)	314.3
Other long-term liabilities	0.0	116.6	2.5	26.1	6.3	0.0	151.5

Total liabilities	5.0	913.2	16.9	153.7	31.0	(490.9)	628.9
Koppers shareholders’ equity	112.5	(406.9)	426.1	157.3	57.4	(233.9)	112.5
Noncontrolling interests	0.0	0.0	0.0	0.0	12.7	0.0	12.7

Total liabilities and equity	$117.5	$506.3	$443.0	$311.0	$101.1	$(724.8)	$754.1

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$45.1	$9.0	$0.0	$54.1
Accounts receivable, net	5.5	112.6	284.0	65.5	13.7	(309.8)	171.5
Inventories, net	0.0	74.8	0.0	77.2	7.0	0.0	159.0
Deferred tax assets	0.0	10.7	(1.5)	0.0	0.1	0.0	9.3
Other current assets	0.0	6.8	0.3	12.0	14.4	0.0	33.5

Total current assets	5.5	204.9	282.8	199.8	44.2	(309.8)	427.4
Equity investments	93.9	77.1	26.3	19.3	3.9	(215.6)	4.9
Property, plant and equipment, net	0.0	102.0	0.0	37.8	15.8	0.0	155.6
Goodwill	0.0	39.8	0.0	31.0	1.3	0.0	72.1
Deferred tax assets	0.0	43.7	(10.5)	12.7	(1.6)	0.0	44.3
Other noncurrent assets	0.0	18.4	131.3	6.7	37.7	(167.7)	26.4

Total assets	$99.4	$485.9	$429.9	$307.3	$101.3	$(693.1)	$730.7

LIABILITIES AND EQUITY
Accounts payable	$0.1	$344.5	$9.8	$44.4	$13.2	$(309.9)	$102.1
Accrued liabilities	4.5	27.2	(0.8)	30.5	6.9	0.0	68.3

Total current liabilities	4.6	371.7	9.0	74.9	20.1	(309.9)	170.4
Long-term debt	0.0	400.8	0.0	62.7	6.3	(167.7)	302.1
Other long-term liabilities	0.0	116.5	2.5	25.8	6.1	0.1	151.0

Total liabilities	4.6	889.0	11.5	163.4	32.5	(477.5)	623.5
Koppers shareholders’ equity	94.8	(403.1)	418.4	143.9	56.4	(215.6)	94.8
Noncontrolling interests	0.0	0.0	0.0	0.0	12.4	0.0	12.4

Total liabilities and equity	$99.4	$485.9	$429.9	$307.3	$101.3	$(693.1)	$730.7

Condensed Consolidating Statement of Cash Flows

For the Three Months Ended March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$5.6	$(9.4)	$0.0	$(5.6)	$(6.4)	$0.0	$(15.8)
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(2.7)	0.0	(0.7)	0.0	0.0	(3.4)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.0	0.0	0.2	0.0	0.0	0.2

Net cash provided by (used in) investing activities	0.0	(2.7)	0.0	(0.5)	0.0	0.0	(3.2)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	12.1	0.0	0.0	0.0	0.0	12.1
Dividends paid	(4.5)	0.0	0.0	0.0	0.0	0.0	(4.5)
Stock issued (repurchased)	(1.1)	0.0	0.0	0.0	0.0	0.0	(1.1)

Net cash provided by (used in) financing activities	(5.6)	12.1	0.0	0.0	0.0	0.0	6.5
Effect of exchange rates on cash	0.0	0.0	0.0	1.0	0.0	0.0	1.0

Net increase (decrease) in cash and cash equivalents	0.0	0.0	0.0	(5.1)	(6.4)	0.0	(11.5)
Cash and cash equivalents at beginning of year	0.0	0.0	0.0	45.1	9.0	0.0	54.1

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$40.0	$2.6	$0.0	$42.6

Condensed Consolidating Statement of Cash Flows

For the Three Months Ended March 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$4.6	$(28.7)	$0.0	$17.7	$(3.1)	$0.0	$(9.5)
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(3.6)	0.0	(1.4)	0.0	0.0	(5.0)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Net cash provided by (used in) investing activities	0.0	(3.6)	0.0	(1.4)	0.0	0.0	(5.0)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	(0.1)	24.5	0.0	(0.9)	0.1	0.0	23.6
Deferred financing costs	0.0	(0.5)	0.0	0.0	0.0	0.0	(0.5)
Dividends paid	(4.5)	0.0	0.0	0.0	0.0	0.0	(4.5)
Stock issued (repurchased)	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Net cash provided by (used in) financing activities	(4.6)	24.0	0.0	(0.9)	0.1	0.0	18.6
Effect of exchange rates on cash	0.0	(0.1)	0.0	1.1	0.1	0.0	1.1

Net increase (decrease) in cash and cash equivalents	0.0	(8.4)	0.0	16.5	(2.9)	0.0	5.2
Cash and cash equivalents at beginning of year	0.0	8.4	0.0	17.0	9.9	0.0	35.3

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$33.5	$7.0	$0.0	$40.5

21. Subsequent events

On February 18, 2012, a leak of material from a storage tank containing coal tar pitch was detected at its terminal facility in Portland, Victoria, Australia. All of the coal tar pitch was contained within the tank farm area and no release of material to water or soil occurred. The Company currently estimates the financial effect of the event is approximately $5.0 million. The facility is part of the Carbon Materials & Chemicals segment.

On February 14, 2012, the Company announced its intention to close its wood treating facility in Grenada, Mississippi effective on or around July 31, 2012. The Company estimates that it will incur charges of approximately $2.5 million over the next two years to close this facility which is part of the Railroad & Utility Products segment.

On or about June 27, 2012, the Company expects to file a registration statement on Form S-3 with the Securities and Exchange Commission. Under this registration statement, Koppers Holdings may sell a combination of securities, including common stock, debt securities, preferred stock, depository shares, warrants and units from time to time in one or more offerings. In addition, Koppers Inc. may sell debt securities from time to time under the registration statement. Debt securities may be fully and unconditionally guaranteed, on a joint and several basis, by Koppers Holdings, Koppers Inc. and/or other guarantor subsidiaries which will correspond to certain subsidiaries in the United States, Europe and Australia. The non-guarantor subsidiaries consist of certain subsidiaries in the United States, China, India and Mauritius. The guarantor subsidiaries that issue guarantees, if any, will be determined when a debt offering actually occurs under the registration statement and accordingly, the condensed consolidated financial information for subsidiary guarantors will be revised to identify the subsidiaries that actually provided guarantees.

Separate condensed consolidating financial statement information for the parent, Koppers Inc., domestic guarantor subsidiaries, foreign guarantor subsidiaries and non-guarantor subsidiaries as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010 and 2009 is as follows:

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$854.1	$72.6	$443.6	$147.0	$(51.1)	$1,466.2
Cost of sales including depreciation and amortization	(7.8)	762.9	41.6	363.7	138.5	(29.7)	1,269.2
Selling, general and administrative	1.2	41.6	1.8	26.2	3.5	0.0	74.3

Operating profit (loss)	6.6	49.6	29.2	53.7	5.0	(21.4)	122.7
Other income (expense)	29.9	0.3	0.0	(0.3)	0.7	(29.9)	0.7
Interest expense (income)	0.0	27.5	(0.1)	4.9	0.5	(5.6)	27.2
Income taxes	(0.4)	7.7	0.8	28.7	1.9	0.0	38.7

Income from continuing operations	36.9	14.7	28.5	19.8	3.3	(45.7)	57.5
Discontinued operations	0.0	0.0	0.0	(19.9)	0.0	0.0	(19.9)
Noncontrolling interests	0.0	0.0	0.0	0.0	0.7	0.0	0.7

Net income attributable to Koppers	$36.9	$14.7	$28.5	$(0.1)	$2.6	$(45.7)	$36.9

Comprehensive income attributable to Koppers	$18.9	$1.1	$28.0	$(5.1)	$3.5	$(27.5)	$18.9

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$721.2	$45.8	$358.5	$105.9	$(40.9)	$1,190.5
Cost of sales including depreciation and amortization	0.0	657.7	19.1	286.0	94.9	(27.7)	1,030.0
Selling, general and administrative	1.6	32.2	3.3	21.4	3.9	0.0	62.4

Operating profit (loss)	(1.6)	31.3	23.4	51.1	7.1	(13.2)	98.1
Other income (expense)	45.0	0.2	(0.4)	2.4	0.3	(45.0)	2.5
Interest expense (income)	(0.2)	27.9	0.0	4.4	0.0	(5.0)	27.1
Income taxes	(0.5)	1.5	12.2	13.3	2.4	0.0	28.9

Income from continuing operations	44.1	2.1	10.8	35.8	5.0	(53.2)	44.6
Discontinued operations	0.0	0.0	(0.2)	0.1	0.0	0.0	(0.1)
Noncontrolling interests	0.0	0.0	0.0	0.0	0.4	0.0	0.4

Net income attributable to Koppers	$44.1	$2.1	$10.6	$35.9	$4.6	$(53.2)	$44.1

Comprehensive income attributable to Koppers	$54.6	$1.8	$18.9	$40.3	$5.1	$(66.1)	$54.6

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2009

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$709.1	$33.0	$306.4	$79.3	$(52.6)	$1,075.2
Cost of sales including depreciation and amortization	0.0	640.9	(3.7)	248.8	67.0	(28.8)	924.2
Selling, general and administrative	1.8	28.8	3.0	19.7	4.0	0.0	57.3

Operating profit (loss)	(1.8)	39.4	33.7	37.9	8.3	(23.8)	93.7
Other income (expense)	40.2	0.5	(0.3)	0.9	(1.3)	(40.2)	(0.2)
Interest expense (income)	31.1	28.5	0.0	4.2	(0.1)	(5.0)	58.7
Income taxes	(11.5)	2.0	11.0	9.7	2.2	0.0	13.4

Income from continuing operations	18.8	9.4	22.4	24.9	4.9	(59.0)	21.4
Discontinued operations	0.0	(0.3)	0.0	0.3	0.0	0.0	0.0
Noncontrolling interests	0.0	0.0	0.0	0.0	2.6	0.0	2.6

Net income attributable to Koppers	$18.8	$9.1	$22.4	$25.2	$2.3	$(59.0)	$18.8

Comprehensive income attributable to Koppers	$43.5	$12.2	$35.0	$39.1	$1.4	$(87.7)	$43.5

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$45.1	$9.0	$0.0	$54.1
Accounts receivable, net	5.5	112.6	284.0	65.5	13.7	(309.8)	171.5
Inventories, net	0.0	74.8	0.0	77.2	7.0	0.0	159.0
Deferred tax assets	0.0	10.7	(1.5)	0.0	0.1	0.0	9.3
Other current assets	0.0	6.8	0.3	12.0	14.4	0.0	33.5

Total current assets	5.5	204.9	282.8	199.8	44.2	(309.8)	427.4
Equity investments	93.9	77.1	26.3	19.3	3.9	(215.6)	4.9
Property, plant and equipment, net	0.0	102.0	0.0	37.8	15.8	0.0	155.6
Goodwill	0.0	39.8	0.0	31.0	1.3	0.0	72.1
Deferred tax assets	0.0	43.7	(10.5)	12.7	(1.6)	0.0	44.3
Other noncurrent assets	0.0	18.4	131.3	6.7	37.7	(167.7)	26.4

Total assets	$99.4	$485.9	$429.9	$307.3	$101.3	$(693.1)	$730.7

LIABILITIES AND EQUITY
Accounts payable	$0.1	$344.5	$9.8	$44.4	$13.2	$(309.9)	$102.1
Accrued liabilities	4.5	27.2	(0.8)	30.5	6.9	0.0	68.3

Total current liabilities	4.6	371.7	9.0	74.9	20.1	(309.9)	170.4
Long-term debt	0.0	400.8	0.0	62.7	6.3	(167.7)	302.1
Other long-term liabilities	0.0	116.5	2.5	25.8	6.1	0.1	151.0

Total liabilities	4.6	889.0	11.5	163.4	32.5	(477.5)	623.5
Koppers shareholders’ equity	94.8	(403.1)	418.4	143.9	56.4	(215.6)	94.8
Noncontrolling interests	0.0	0.0	0.0	0.0	12.4	0.0	12.4

Total liabilities and equity	$99.4	$485.9	$429.9	$307.3	$101.3	$(693.1)	$730.7

Condensed Consolidating Balance Sheet

December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$8.4	$0.0	$17.0	$9.9	$0.0	$35.3
S-T investments & restricted cash	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Accounts receivable, net	16.6	80.3	460.9	63.3	44.2	(524.5)	140.8
Inventories, net	0.0	78.3	1.2	76.4	9.5	0.0	165.4
Deferred tax assets	0.0	7.4	(1.5)	0.0	0.0	0.0	5.9
Other current assets	0.0	6.9	0.3	14.3	1.5	0.0	23.0

Total current assets	16.6	181.3	460.9	171.0	65.1	(524.5)	370.4
Equity investments	76.7	77.1	26.2	19.4	3.9	(198.6)	4.7
Property, plant and equipment, net	0.0	94.7	0.0	57.6	15.9	0.0	168.2
Goodwill	0.0	39.5	0.0	31.3	1.3	0.0	72.1
Deferred tax assets	0.0	65.4	(43.8)	5.9	(1.4)	0.0	26.1
Other noncurrent assets	0.0	21.6	0.0	4.7	1.3	0.1	27.7

Total assets	$93.3	$479.6	$443.3	$289.9	$86.1	$(723.0)	$669.2

LIABILITIES AND EQUITY
Accounts payable	$0.0	$492.5	$15.1	$94.7	$10.0	$(524.4)	$87.9
Accrued liabilities	4.6	(6.3)	34.8	21.7	5.7	0.0	60.5
Short-term debt and current portion of long-term debt	0.0	0.1	0.0	0.8	0.1	0.0	1.0

Total current liabilities	4.6	486.3	49.9	117.2	15.8	(524.4)	149.4
Long-term debt	0.0	295.4	0.0	0.0	0.0	0.0	295.4
Other long-term liabilities	0.0	99.6	3.0	15.7	6.2	0.0	124.5

Total liabilities	4.6	881.3	52.9	132.9	22.0	(524.4)	569.3
Koppers shareholders’ equity	88.7	(401.7)	390.4	157.0	52.9	(198.6)	88.7
Noncontrolling interests	0.0	0.0	0.0	0.0	11.2	0.0	11.2

Total liabilities and equity	$93.3	$479.6	$443.3	$289.9	$86.1	$(723.0)	$669.2

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$18.1	$9.5	$0.0	$37.9	$11.4	$0.0	$76.9
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(24.5)	0.0	(8.6)	(0.7)	0.0	(33.8)
Loan to related party	0.0	0.0	0.0	0.0	(11.7)	0.0	(11.7)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.7	0.0	0.1	0.0	0.0	0.8

Net cash (used in) investing activities	0.0	(23.8)	0.0	(8.5)	(12.4)	0.0	(44.7)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	6.3	0.0	(0.9)	0.0	0.0	5.4
Deferred financing costs	0.0	(0.5)	0.0	0.0	0.0	0.0	(0.5)
Dividends paid	(18.1)	0.0	0.0	0.0	(0.1)	0.0	(18.2)

Net cash provided by (used in) financing activities	(18.1)	5.8	0.0	(0.9)	(0.1)	0.0	(13.3)
Effect of exchange rates on cash	0.0	0.1	0.0	(0.4)	0.2	0.0	(0.1)

Net increase (decrease) in cash and cash equivalents	0.0	(8.4)	0.0	28.1	(0.9)	0.0	18.8
Cash and cash equivalents at beginning of year	0.0	8.4	0.0	17.0	9.9	0.0	35.3

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$45.1	$9.0	$0.0	$54.1

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$18.7	$75.2	$0.0	$9.1	$6.8	$(4.5)	$105.3
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(35.0)	0.0	(30.0)	(0.4)	0.0	(65.4)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.2	0.0	1.7	0.1	0.0	2.0

Net cash (used in) investing activities	0.0	(34.8)	0.0	(28.3)	(0.3)	0.0	(63.4)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	(40.2)	0.0	0.0	0.0	0.0	(40.2)
Deferred financing costs	0.0	(0.4)	0.0	0.0	0.0	0.0	(0.4)
Dividends paid	(18.1)	(4.5)	0.0	0.0	(5.0)	4.5	(23.1)
Stock issued (repurchased)	(0.8)	0.2	0.0	0.0	0.0	0.0	(0.6)

Net cash provided by (used in) financing activities	(18.9)	(44.9)	0.0	0.0	(5.0)	4.5	(64.3)
Effect of exchange rates on cash	0.0	0.0	0.0	(0.7)	0.0	0.0	(0.7)

Net increase (decrease) in cash and cash equivalents	(0.2)	(4.5)	0.0	(19.9)	1.5	0.0	(23.1)
Cash and cash equivalents at beginning of year	0.2	12.9	0.0	36.9	8.4	0.0	58.4

Cash and cash equivalents at end of period	$0.0	$8.4	$0.0	$17.0	$9.9	$0.0	$35.3

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2009

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$231.8	$90.7	$0.0	$19.5	$3.0	$(232.7)	$112.3
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(15.0)	0.0	(3.7)	(1.5)	0.0	(20.2)
Net cash proceeds (payments) from divestitures and asset sales	0.0	(0.7)	0.0	0.1	0.0	0.0	(0.6)

Net cash (used in) investing activities	0.0	(15.7)	0.0	(3.6)	(1.5)	0.0	(20.8)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	(213.6)	142.8	0.0	0.0	0.0	0.0	(70.8)
Deferred financing costs	0.0	(8.1)	0.0	0.0	0.0	0.0	(8.1)
Dividends paid	(18.0)	(232.7)	0.0	0.0	0.0	232.7	(18.0)

Net cash provided by (used in) financing activities	(231.6)	(98.0)	0.0	0.0	0.0	232.7	(96.9)
Effect of exchange rates on cash	0.0	(1.6)	0.0	2.3	0.0	0.0	0.7

Net increase (decrease) in cash and cash equivalents	0.2	(24.6)	0.0	18.2	1.5	0.0	(4.7)
Cash and cash equivalents at beginning of year	0.0	37.5	0.0	18.7	6.9	0.0	63.1

Cash and cash equivalents at end of period	$0.2	$12.9	$0.0	$36.9	$8.4	$0.0	$58.4

Description of Business	12 Months Ended
Dec. 31, 2011
Description of Business [Abstract]
Description of Business

1. Description of Business

Parent company of Koppers Inc. – In these financial statements, unless otherwise indicated or the context requires otherwise, when the terms “Koppers,” the “Company,” “we,” “our” or “us,” are used, they mean Koppers Holdings Inc. (“Koppers Holdings”) and its subsidiaries on a consolidated basis. The use of these terms is not intended to imply that Koppers Holdings and Koppers Inc. are not separate and distinct legal entities from each other and from their respective subsidiaries. Koppers Holdings has no direct operations and no significant assets other than the stock of Koppers Inc. It depends on the dividends from the earnings of Koppers Inc. and its subsidiaries to generate the funds necessary to meet its financial obligations. The terms of Koppers Inc.’s revolving credit facility prohibit Koppers Inc. from paying dividends and otherwise transferring assets except for certain limited dividends. Further, the terms of the indenture governing Koppers Inc.’s Senior Notes significantly restrict Koppers Inc. from paying dividends and otherwise transferring assets to Koppers Holdings.

Business description – The Company is a global integrated producer of carbon compounds and treated and untreated wood products and services for use in a variety of markets including the aluminum, railroad, specialty chemical, utility, concrete and steel industries. The Company’s business is operated through two business segments, Carbon Materials & Chemicals and Railroad & Utility Products.

The Company’s Carbon Materials & Chemicals segment is primarily a manufacturer of carbon pitch, naphthalene, phthalic anhydride, creosote and carbon black feedstock. Carbon pitch is a critical raw material used in the production of aluminum and for the production of steel in electric arc furnaces. Naphthalene is used for the production of phthalic anhydride and as a surfactant in the production of concrete. Phthalic anhydride is used in the production of plasticizers, polyester resins and alkyd paints. Creosote is used in the treatment of wood and carbon black feedstock is used in the production of carbon black.

The Company’s Railroad & Utility Products segment sells treated and untreated wood products, rail joint bars and services primarily to the railroad industry and treated wood products to the utility industry. Railroad products include procuring and treating items such as crossties, switch ties and various types of lumber used for railroad bridges and crossings and the manufacture of rail joint bars. Utility products include transmission and distribution poles and pilings. The segment also produces concrete crossties through a joint venture.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of presentation – The consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries for which the Company is deemed to exercise control over its operations. All significant intercompany transactions have been eliminated in consolidation. The Company’s investments in 20 percent to 50 percent-owned companies in which it has the ability to exercise significant influence over operating and financial policies are accounted for using the equity method of accounting. Accordingly, the Company’s share of the earnings of these companies is included in the accompanying consolidated statement of income.

Use of estimates – Accounting principles generally accepted in the U.S. require management to make estimates and judgments that affect the reported amounts of assets and liabilities and the disclosure of contingencies on the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Estimates have been prepared on the basis of the most current and best available information and actual results could differ materially from these estimates.

Foreign currency translation – For consolidated entities outside of the U.S. that prepare financial statements in currencies other than the U.S. dollar, results of operations and cash flows are translated at average exchange rates during the period, and asset and liabilities are translated at end-of-period exchange rates. Cumulative translation adjustments are included as a separate component of accumulated other comprehensive loss in shareholders’ equity. Amounts credited (charged) to cumulative translation adjustments for intercompany loans totaled $(0.5) million in 2011, $7.2 million in 2010 and $12.7 million in 2009.

Foreign currency transaction gains and losses result from transactions denominated in a currency which is different than the currency used by the entity to prepare its financial statements. Foreign currency transaction losses were $0.5 million, $2.3 million and $1.9 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Revenue recognition – The Company recognizes revenue when the risks and rewards of ownership and title to the product have transferred to the customer. Revenue recognition generally occurs at the point of shipment; however in certain circumstances as shipping terms dictate, revenue is recognized at the point of destination. Shipping and handling costs are included as a component of cost of sales.

The Company recognizes revenue related to the procurement of certain untreated railroad crossties upon transfer of title to the customer, which occurs upon delivery to the Company’s plant and acceptance by the customer. Service revenue, consisting primarily of wood treating services, is recognized at the time the service is provided. Payment on sales of untreated railroad crossties and wood treating services are generally due within 30 days of the invoice date. The Company’s recognition of revenue with respect to untreated crossties meets all the recognition criteria of Securities and Exchange Commission Staff Accounting Bulletin Topic 13.A.3., including transfer of title and risk of ownership, the existence of fixed purchase commitments and delivery schedules established by the customer, and the completion of all performance obligations by the Company. Revenue recognized for untreated crosstie sales for the years ended December 31, 2011, 2010 and 2009 amounted to $116.5 million, $106.4 million and $119.1 million, respectively.

Research & development – Research and development costs are expensed as incurred and are included in selling, general and administrative expenses. These costs totaled $1.9 million in 2011, $2.1 million in 2010 and $2.0 million in 2009.

Cash and cash equivalents – Cash and cash equivalents include cash on hand and on deposit and investments in highly liquid investments with an original maturity of 90 days or less.

Accounts receivable – The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. In circumstances where the Company becomes aware of a specific customer’s inability to meet its financial obligations to Koppers, a specific reserve for bad debts is recorded against amounts due. If the financial condition of the Company’s customers were to deteriorate, resulting in an inability to make payments, additional allowances may be required.

Inventories – Inventories are carried at lower of cost or market on a worldwide basis. In the U.S., inventory cost (excluding miscellaneous types of inventory) is determined primarily utilizing the last-in, first-out (“LIFO”) basis. Inventory cost outside the U.S. is determined utilizing the first-in, first-out (“FIFO”) basis. Market represents replacement cost for raw materials and net realizable value for work in process and finished goods. LIFO inventories constituted approximately 59 percent of the FIFO inventory value at December 31, 2011 and 2010.

Property, plant & equipment – Property, plant and equipment are recorded at purchased cost and include improvements which significantly increase capacities or extend useful lives of existing plant and equipment. Depreciation expense is calculated by applying the straight-line method over estimated useful lives. Estimated useful lives for buildings generally range from 10 to 20 years and depreciable lives for machinery and equipment generally range from 3 to 10 years. Net gains and losses related to asset disposals are recognized in earnings in the period in which the disposal occurs. Routine repairs, replacements and maintenance are expensed as incurred.

The Company periodically evaluates whether current facts and circumstances indicate that the carrying value of its depreciable long-lived assets may not be recoverable. If an asset, or logical grouping of assets, is determined to be impaired, the asset is written down to its fair value using discounted future cash flows and, if available, quoted market prices.

Goodwill & other intangible assets – Goodwill and other purchased intangible assets are included in the identifiable assets of the business segment to which they have been assigned. The Company performs impairment tests annually for goodwill, and more often as circumstances require. When it is determined that impairment has occurred, an appropriate charge to earnings is recorded. The Company performed its annual impairment test in the fourth quarters of 2011 and 2010 and determined that the estimated fair values substantially exceeded the carrying values of all the reporting units and accordingly, there was no impairment of goodwill.

Identifiable intangible assets, other than goodwill, are recorded at cost. Identifiable intangible assets that do not have indefinite lives are amortized on a straight-line basis over their estimated useful lives.

Deferred income taxes – Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. The effect on deferred tax assets and liabilities of a change in tax laws is recognized in earnings in the period the new laws are enacted. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it is more likely than not that such assets will be realized. Deferred tax liabilities have not been recognized for the undistributed earnings of certain foreign subsidiaries because management intends to permanently reinvest such earnings in foreign operations.

Self-insured liabilities – The Company is self-insured for property, casualty and workers’ compensation exposures up to various stop-loss coverage amounts. Losses are accrued based upon the Company’s estimates of the liability for the related deductibles of claims incurred. Such estimates utilize actuarial methods based on various assumptions, which include but are not limited to, the Company’s historical loss experience and projected loss development factors. In 2011 and 2010, reversals of self-insured liabilities occurred as a result of favorable loss trends related to self-insured claims.

	2011	2010
(Dollars in millions)
Self-insured liabilities at beginning of year	$7.9	$12.1
Expense	2.1	2.5
Reversal of self-insured liabilities	(1.0)	(4.5)
Cash expenditures	(1.6)	(2.2)

Self-insured liabilities at end of year	$7.4	$7.9

Derivative financial instruments – The Company uses forward exchange contracts to hedge exposure to currency exchange rate changes on transactions and other commitments denominated in a foreign currency. Contracts are generally written on a short-term basis and are not held for trading or speculative purposes. The Company recognizes the fair value of the forward contracts as an asset or liability at each reporting date. Because the Company has not elected to designate the forward exchange contracts for hedge accounting treatment, changes in the fair value of the forward exchange contracts are recognized immediately in earnings.

During 2004, the Company entered into an interest rate swap agreement to convert the fixed rate on a portion ($50.0 million) of Koppers Inc.’s Senior Secured Notes to a floating rate based on six-month LIBOR rates plus a specified spread. On October 15, 2009 and concurrent with the redemption of the Senior Secured Notes, the swap was terminated which resulted in a gain of $1.6 million. The swap agreement required semiannual cash settlements of interest paid or received. The differential between the interest paid or interest received from semi-annual settlements were recorded as an adjustment to interest expense. The effect of the swap for the year ended December 31, 2009, including the gain on termination, was a decrease in interest expense of approximately $2.3 million.

The swap hedged the Company’s exposure related to changes in interest rates on the fair value of the Company’s fixed rate debt. The swap was accounted for as a fair value hedge and has been determined to have no ineffectiveness as the critical terms of the swap were aligned with the hedged item. Any changes in the fair value of the swap were offset by an equal and opposite change in the fair value of the hedged item; therefore there was no net impact on reported earnings.

Asset retirement obligations – Asset retirement obligations are initially recorded at fair value and are capitalized as part of the cost of the related long-lived asset when sufficient information is available to estimate fair value. The capitalized costs are subsequently charged to depreciation expense over the estimated useful life of the related long-lived asset. The fair value of the obligation is determined by calculating the discounted value of expected future cash flows and accretion expense is recorded each month to ultimately increase this obligation to full value.

The Company recognizes asset retirement obligations for the removal and disposal of residues; dismantling of certain tanks required by governmental authorities; cleaning and dismantling costs for owned rail cars; cleaning costs for leased rail cars and barges; and site demolition.

The following table describes changes to the Company’s asset retirement obligation liabilities at December 31, 2011 and 2010:

	2011	2010
(Dollars in millions)
Asset retirement obligation at beginning of year	$17.0	$16.6
Accretion expense	1.1	1.3
Revision in estimated cash flows	6.3	1.5
Cash expenditures	(3.1)	(2.4)
Acquisitions	0.0	0.3
Currency translation	0.0	(0.3)

Asset retirement obligation at end of year	$21.3	$17.0

In 2011, the Company incurred $6.2 million of expense related to the closure of its carbon black facility in Kurnell, Australia.

Litigation & contingencies – Amounts associated with litigation and contingencies are accrued when management, after taking into consideration the facts and circumstances of each matter including any settlement offers, has determined that it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Legal costs for litigation are expensed as incurred.

Other current assets – Included in other current assets are prepaid expenses totaling $9.9 million and $7.6 million at December 31, 2011 and December 31, 2010, respectively.

Environmental liabilities – The Company accrues for remediation costs and penalties when the responsibility to remediate is probable and the amount of related cost is reasonably estimable. If only a range of potential liability can be estimated and no amount within the range is more probable than another, the accrual is recorded at the low end of that range. Remediation liabilities are discounted if the amount and timing of the cash disbursements are readily determinable.

Deferred revenue from extended product warranty liabilities – The Company defers revenues associated with extended product warranty liabilities based on historical loss experience and sales of extended warranties on certain products. The following table describes changes to the Company’s deferred revenue at December 31, 2011 and 2010:

	2011	2010
(Dollars in millions)
Deferred revenue at beginning of year	$5.7	$6.7
Revenue earned	(0.9)	(1.0)

Deferred revenue at end of year	$4.8	$5.7

Stock-based compensation – The Company records compensation cost over the vesting period for share-based payments to employees at an amount equivalent to the grant date fair value of the stock award. No compensation cost is recognized for any stock awards that are forfeited in the event the recipient fails to meet the vesting requirements.

Business Acquisitions	12 Months Ended
Dec. 31, 2011
Business Acquisitions [Abstract]
Business Acquisitions

3. Business Acquisitions

Koppers Netherlands – On March 1, 2010, the Company acquired 100 percent of the outstanding shares of privately-owned Cindu Chemicals B.V. (“Cindu”), a Dutch company which operates a 140,000 metric ton coal tar distillation plant in Uithoorn, Netherlands. Concurrent with the acquisition, the Company entered into a long-term tar supply agreement with Tata Steel, who supplies the majority of the Uithoorn plant’s raw material requirements. The acquisition strengthens the Company’s presence in Europe and increases the Company’s ability to service its export markets. Cindu was subsequently renamed Koppers Netherlands B.V. (“Koppers Netherlands”).

The acquired company contributed revenues of $48.4 million and operating profit of $0.8 million for the year ended December 31, 2010. Depreciation and amortization associated with Koppers Netherlands totaled $1.2 million for the year ended December 31, 2010.

The acquisition was funded with cash on hand and the acquisition price was $21.6 million. The identifiable assets acquired and liabilities assumed upon the acquisition of Koppers Netherlands are shown in the table below.

March 1, 2010
(Dollars in millions)
Cash and cash equivalents	$2.1
Accounts receivable	6.5
Inventory	7.1
Other current assets	2.8
Property, plant and equipment	8.7
Intangibles	4.4
Goodwill	6.1

Total assets acquired	37.7
Accounts payable	9.8
Accrued liabilities	3.0
Long-term debt	0.6
Deferred tax liability	2.2
Long-term liabilities	0.5

Net assets acquired	$21.6

All assets acquired and liabilities assumed were recorded at estimated fair value. Goodwill of $6.1 million was allocated to the Carbon Materials & Chemicals segment and is not deductible for income tax purposes under Dutch law. Net assets acquired included intangible assets with respect to a coal tar supply agreement of $2.9 million and customer relationships of $0.7 million which will be amortized over a period of ten years and a favorable lease agreement of $0.8 million which will be amortized over a period of three years. The intangible assets other than goodwill are classified in other assets in the consolidated balance sheet. Acquisition expenses were $1.8 million and $1.7 million for the years ended December 31, 2010 and 2009, respectively, and are charged to selling, general and administrative expenses.

Portec – On December 22, 2010, the Company acquired the rail joint bar business of Portec Rail Products, Inc. located in Huntington, West Virginia. The purchase price was cash of $10.7 million. The allocation of purchase price to acquired assets consisted of inventory totaling $7.1 million, plant and equipment totaling $2.7 million, intangible assets consisting primarily of customer relationships totaling $0.6 million and tax deductible goodwill of $0.3 million. The goodwill is allocated to the Railroad & Utility Products segment.

Other acquisitions – On October 31, 2010, the Company acquired the midwestern United States refined tar business of Stella Jones Inc. for cash of $6.1 million. The allocation of purchase price to acquired assets consisted of inventory totaling $1.6 million, intangible assets consisting primarily of customer relationships totaling $1.7 million and tax deductible goodwill of $2.8 million. The goodwill is allocated to the Carbon Materials & Chemicals segment.

Pro-forma information – The consolidated pro forma results of operations if the acquisitions had been completed as of the beginning of the year in 2010 would have been pro forma revenue of $1,280.4 million and operating profit of $100.1 million for the year ended December 31, 2010. The consolidated pro forma results of operations if the acquisitions had been completed as of the beginning of the year in 2009 would have been revenues of $1,191.9 million and operating profit of $91.0 million for the year ended December 31, 2009.

Restructuring	12 Months Ended
Dec. 31, 2011
Restructuring [Abstract]
Restructuring

4. Restructuring

In December 2011, the Company ceased manufacturing operations at its carbon black facility located in Kurnell, Australia. This decision was made as a result of deteriorating business conditions including raw material availability and cost, competition in the export markets due to the strength of the Australian dollar and a variety of other factors. The costs related to this closure totaled $41.0 million in the fourth quarter of 2011. The Company estimates that total future closure costs related to this facility will be approximately $1.7 million, net of proceeds from inventory liquidation. The closure is expected to be completed by 2014. The results of operations of the carbon black facility have been reclassified to discontinued operations for all periods presented as run-off activities were completed in the first quarter of 2012. The facility is part of the Carbon Materials & Chemicals segment. Net sales from this discontinued operation totaled $72.7 million, $55.0 million and $49.2 million for the years ended December 31, 2011, 2010 and 2009, respectively. Operating profit (loss) from this discontinued operation totaled $(43.7) million, $0.9 million and $1.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Details of the restructuring activities and related reserves for 2011 are as follows:

	Severance and employee benefits	Environmental remediation	Asset impairment	Inventory writedowns	Site demolition	Other	Total
(Dollars in millions)
Reserve at January 1, 2011	$0.0	$0.0	$0.0	$0.0	$0.0	$0.0	$0.0
Charges	3.4	6.7	20.2	3.3	6.2	1.2	41.0
Costs charged against assets	0.0	0.0	(20.2)	(3.3)	0.0	0.0	(23.5)
Cash paid	(1.6)	0.0	0.0	0.0	0.0	0.0	(1.6)

Reserve at December 31, 2011	$1.8	$6.7	$0.0	$0.0	$6.2	$1.2	$15.9

Equity Investments	12 Months Ended
Dec. 31, 2011
Equity Investments [Abstract]
Equity Investments

10. Equity Investments

The Company holds two investments in unconsolidated companies. KSA Limited Partnership is a 50 percent owned concrete crosstie operation located in Portsmouth, Ohio. Tangshan Koppers Kailuan Carbon Chemical Company Limited (“TKK”) commenced operation of a new tar distillation facility in the Hebei Province of China. The Company holds a 30 percent investment in TKK. Equity in earnings (losses) and total dividends received for the three years ended December 31, 2011 were as follows:

	Equity income (loss)	Dividends received
(Dollars in millions)
2011	$0.2	$0.0
2010	0.0	0.0
2009	(1.5)	0.5

Goodwill and Other Identifiable Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other Identifiable Intangible Assets [Abstract]
Goodwill and Other Identifiable Intangible Assets

12. Goodwill and Other Identifiable Intangible Assets

The change in the carrying amount of goodwill attributable to each business segment for the years ended December 31, 2011 and December 31, 2010 was as follows:

	Carbon Materials & Chemicals	Railroad & Utility Products	Total
(Dollars in millions)
Balance at December 31, 2009	$59.4	$2.2	$61.6
Acquisitions	8.6	0.0	8.6
Currency translation	1.6	0.3	1.9

Balance at December 31, 2010	69.6	2.5	72.1
Acquisitions	0.1	0.3	0.4
Currency translation	(0.3)	(0.1)	(0.4)

Balance at December 31, 2011	$69.4	$2.7	$72.1

The Company’s identifiable intangible assets with finite lives are being amortized over their estimated useful lives and are summarized below:

	December 31,
	2011			2010
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
(Dollars in millions)
Customer contracts	$12.3	$6.8	$5.5	$13.2	$5.9	$7.3
Supply contracts	2.7	0.5	2.2	2.8	0.2	2.6
Favorable lease agreements	0.8	0.5	0.3	0.8	0.2	0.6
Non-compete agreements	1.2	1.2	0.0	1.2	1.2	0.0

Total	$17.0	$9.0	$8.0	$18.0	$7.5	$10.5

In 2011, the gross carrying value of identifiable intangible assets decreased by $0.8 million due to the finalization of purchase price adjustments from prior year acquisitions and by $0.2 million due to foreign currency translation. In 2010, the gross carrying value of identifiable intangible assets increased by $7.4 million from acquisitions and decreased by $0.2 million due to foreign currency translation. The customer contracts and supply contracts have estimated useful lives of 10 years and the favorable lease agreements and non-compete agreements have estimated useful lives of 3 years. Total amortization expense related to these identifiable intangible assets was $1.5 million, $1.2 million and $0.8 million for the years ended December 31, 2011, 2010 and 2009, respectively. Estimated amortization expense for the next five years is summarized below:

Estimated annual amortization
(Dollars in millions)
2012	$1.5
2013	1.3
2014	1.2
2015	1.2
2016	0.8

Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases

14. Leases

Future minimum commitments for operating leases having non-cancelable lease terms in excess of one year are as follows:

(Dollars in millions)
2012	$38.1
2013	27.9
2014	13.5
2015	7.9
2016	6.3
Thereafter	31.1

Total	$124.8

Operating lease expense for 2011, 2010 and 2009 was $43.8 million, $42.5 million and $41.5 million, respectively.

Common Stock and Senior Convertible Preferred Stock	12 Months Ended
Dec. 31, 2011
Common Stock and Senior Convertible Preferred Stock [Abstract]
Common Stock and Senior Convertible Preferred Stock

16. Common Stock and Senior Convertible Preferred Stock

Changes in senior convertible preferred stock, common stock and treasury stock for the three years ended December 31, 2011 are as follows:

	Year Ended December 31,
	2011	2010	2009
(Shares in thousands)
Senior Convertible Preferred Stock:
Balance at beginning and end of year	0	0	0

Common Stock:
Balance at beginning of year	21,278	21,124	21,097
Issued for employee stock plans	31	154	27

Balance at end of year	21,309	21,278	21,124

Treasury Stock:
Balance at beginning of year	(700)	(669)	(669)
Shares repurchased	(6)	(31)	0

Balance at end of year	(706)	(700)	(669)

Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data (Unaudited) [Abstract]
Selected Quarterly Financial Data

20. Selected Quarterly Financial Data (Unaudited)

The following is a summary of the quarterly results of operations for the years ended December 31, 2011 and 2010:

	Year Ended December 31, 2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Fiscal Year
(Dollars in millions, except per share amounts)
Statement of operations data:
Net sales	$341.5	$374.5	$381.2	$369.0	$1,466.2
Operating profit	21.3	38.3	40.1	23.0	122.7
Income from continuing operations	9.2	20.4	22.5	5.4	57.5
Net income (loss)(a)	9.0	19.9	22.7	(14.0)	37.6
Net income (loss) attributable to Koppers (a)	8.9	19.8	22.4	(14.2)	36.9
Common stock data:
Earnings (loss) per common share attributable to Koppers common shareholders:
Basic –
Continuing operations	$0.44	$0.99	$1.07	$0.25	$2.75
Discontinued operations(a)	(0.01)	(0.03)	0.01	(0.94)	(0.96)

Earnings per basic common share	$0.43	$0.96	$1.08	$(0.69)	$1.79

Diluted –
Continuing operations	$0.44	$0.99	$1.07	$0.24	$2.72
Discontinued operations(a)	(0.01)	(0.03)	0.01	(0.93)	(0.95)

Earnings per diluted common share	$0.43	$0.96	$1.08	$(0.69)	$1.77

Dividends declared per common share	$0.22	$0.22	$0.22	$0.22	$0.88
Price range of common stock:
High	$42.88	$46.14	$39.23	$36.53	$46.14
Low	34.76	34.63	23.59	24.75	23.59

(a)	In the fourth quarter of 2011, the Company ceased manufacturing operations at its carbon black facility located in Kurnell, Australia. The costs related to this closure totaled $41.0 million in the fourth quarter of 2011. The results of operations of the carbon black facility have been reclassified to discontinued operations for all periods presented as run-off activities were completed in the first quarter of 2012.

	Year Ended December 31, 2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Fiscal Year
(Dollars in millions, except per share amounts)
Statement of operations data:
Net sales	$259.2	$316.5	$321.7	$293.1	$1,190.5
Operating profit	17.0	32.8	33.1	15.2	98.1
Income from continuing operations	7.5	16.4	15.8	4.9	44.6
Net income	7.4	16.1	15.8	5.2	44.5
Net income attributable to Koppers	7.3	16.1	15.6	5.1	44.1
Common stock data:
Earnings (loss) per common share attributable to Koppers common shareholders:
Basic –
Continuing operations	$0.37	$0.79	$0.76	$0.23	$2.14
Discontinued operations	(0.01)	(0.01)	0.00	0.01	0.00

Earnings per basic common share	$0.36	$0.78	$0.76	$0.24	$2.14

Diluted –
Continuing operations	$0.37	$0.79	$0.75	$0.23	$2.13
Discontinued operations	(0.01)	(0.01)	0.00	0.01	0.00

Earnings per diluted common share	$0.36	$0.78	$0.75	$0.24	$2.13

Dividends declared per common share	$0.22	$0.22	$0.22	$0.22	$0.88
Price range of common stock:
High	$33.32	$33.56	$27.19	$36.47	$36.47
Low	25.58	22.42	19.77	25.69	19.77

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

KOPPERS HOLDINGS INC.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

For the Years Ended December 31, 2011, 2010 and 2009

	Balance at Beginning of Year	Increase (Decrease) to Expense	Net (Write- Offs) Recoveries	Currency Translation	Balance at End of Year
(Dollars in millions)
2011
Allowance for doubtful accounts	$0.1	$0.3	$(0.1)	$0.0	$0.3

Inventory obsolescence reserves	$2.1	$4.2	$(4.9)	$0.0	$1.4

Deferred tax valuation allowance	$11.4	$(1.2)	$0.0	$0.0	$10.2

2010
Allowance for doubtful accounts	$0.5	$(0.3)	$0.0	$(0.1)	$0.1

Inventory obsolescence reserves	$3.9	$(1.7)	$0.0	$(0.1)	$2.1

Deferred tax valuation allowance	$11.2	$0.2	$0.0	$0.0	$11.4

2009
Allowance for doubtful accounts	$0.5	$0.0	$(0.1)	$0.1	$0.5

Inventory obsolescence reserves	$1.5	$2.3	$(0.2)	$0.1	$3.9

Deferred tax valuation allowance	$8.2	$3.0	$0.0	$0.0	$11.2

Basis of Presentation and New Accounting Standards (Policies)	3 Months Ended
Mar. 31, 2012
Basis of Presentation and New Accounting Standards [Abstract]
Comprehensive Income

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05). The amendments in ASU 2011-05 require entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 is effective for interim and annual periods beginning after December 15, 2011.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of presentation – The consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries for which the Company is deemed to exercise control over its operations. All significant intercompany transactions have been eliminated in consolidation. The Company’s investments in 20 percent to 50 percent-owned companies in which it has the ability to exercise significant influence over operating and financial policies are accounted for using the equity method of accounting. Accordingly, the Company’s share of the earnings of these companies is included in the accompanying consolidated statement of income.

Use of Estimates

Use of estimates – Accounting principles generally accepted in the U.S. require management to make estimates and judgments that affect the reported amounts of assets and liabilities and the disclosure of contingencies on the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Estimates have been prepared on the basis of the most current and best available information and actual results could differ materially from these estimates.

Foreign Currency Translation

Foreign currency translation – For consolidated entities outside of the U.S. that prepare financial statements in currencies other than the U.S. dollar, results of operations and cash flows are translated at average exchange rates during the period, and asset and liabilities are translated at end-of-period exchange rates. Cumulative translation adjustments are included as a separate component of accumulated other comprehensive loss in shareholders’ equity. Amounts credited (charged) to cumulative translation adjustments for intercompany loans totaled $(0.5) million in 2011, $7.2 million in 2010 and $12.7 million in 2009.

Foreign currency transaction gains and losses result from transactions denominated in a currency which is different than the currency used by the entity to prepare its financial statements. Foreign currency transaction losses were $0.5 million, $2.3 million and $1.9 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Revenue Recognition

Revenue recognition – The Company recognizes revenue when the risks and rewards of ownership and title to the product have transferred to the customer. Revenue recognition generally occurs at the point of shipment; however in certain circumstances as shipping terms dictate, revenue is recognized at the point of destination. Shipping and handling costs are included as a component of cost of sales.

The Company recognizes revenue related to the procurement of certain untreated railroad crossties upon transfer of title to the customer, which occurs upon delivery to the Company’s plant and acceptance by the customer. Service revenue, consisting primarily of wood treating services, is recognized at the time the service is provided. Payment on sales of untreated railroad crossties and wood treating services are generally due within 30 days of the invoice date. The Company’s recognition of revenue with respect to untreated crossties meets all the recognition criteria of Securities and Exchange Commission Staff Accounting Bulletin Topic 13.A.3., including transfer of title and risk of ownership, the existence of fixed purchase commitments and delivery schedules established by the customer, and the completion of all performance obligations by the Company. Revenue recognized for untreated crosstie sales for the years ended December 31, 2011, 2010 and 2009 amounted to $116.5 million, $106.4 million and $119.1 million, respectively.

Research & Development

Research & development – Research and development costs are expensed as incurred and are included in selling, general and administrative expenses. These costs totaled $1.9 million in 2011, $2.1 million in 2010 and $2.0 million in 2009.

Cash and Cash Equivalents	Cash and cash equivalents – Cash and cash equivalents include cash on hand and on deposit and investments in highly liquid investments with an original maturity of 90 days or less.
Accounts Receivable

Accounts receivable – The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. In circumstances where the Company becomes aware of a specific customer’s inability to meet its financial obligations to Koppers, a specific reserve for bad debts is recorded against amounts due. If the financial condition of the Company’s customers were to deteriorate, resulting in an inability to make payments, additional allowances may be required.

Inventories

Inventories – Inventories are carried at lower of cost or market on a worldwide basis. In the U.S., inventory cost (excluding miscellaneous types of inventory) is determined primarily utilizing the last-in, first-out (“LIFO”) basis. Inventory cost outside the U.S. is determined utilizing the first-in, first-out (“FIFO”) basis. Market represents replacement cost for raw materials and net realizable value for work in process and finished goods. LIFO inventories constituted approximately 59 percent of the FIFO inventory value at December 31, 2011 and 2010.

Property, Plant & Equipment

Property, plant & equipment – Property, plant and equipment are recorded at purchased cost and include improvements which significantly increase capacities or extend useful lives of existing plant and equipment. Depreciation expense is calculated by applying the straight-line method over estimated useful lives. Estimated useful lives for buildings generally range from 10 to 20 years and depreciable lives for machinery and equipment generally range from 3 to 10 years. Net gains and losses related to asset disposals are recognized in earnings in the period in which the disposal occurs. Routine repairs, replacements and maintenance are expensed as incurred.

The Company periodically evaluates whether current facts and circumstances indicate that the carrying value of its depreciable long-lived assets may not be recoverable. If an asset, or logical grouping of assets, is determined to be impaired, the asset is written down to its fair value using discounted future cash flows and, if available, quoted market prices.

Goodwill & Other Intangible Assets

Goodwill & other intangible assets – Goodwill and other purchased intangible assets are included in the identifiable assets of the business segment to which they have been assigned. The Company performs impairment tests annually for goodwill, and more often as circumstances require. When it is determined that impairment has occurred, an appropriate charge to earnings is recorded. The Company performed its annual impairment test in the fourth quarters of 2011 and 2010 and determined that the estimated fair values substantially exceeded the carrying values of all the reporting units and accordingly, there was no impairment of goodwill.

Identifiable intangible assets, other than goodwill, are recorded at cost. Identifiable intangible assets that do not have indefinite lives are amortized on a straight-line basis over their estimated useful lives.

Deferred Income Taxes

Deferred income taxes – Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. The effect on deferred tax assets and liabilities of a change in tax laws is recognized in earnings in the period the new laws are enacted. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it is more likely than not that such assets will be realized. Deferred tax liabilities have not been recognized for the undistributed earnings of certain foreign subsidiaries because management intends to permanently reinvest such earnings in foreign operations.

Self-Insured Liabilities

Self-insured liabilities – The Company is self-insured for property, casualty and workers’ compensation exposures up to various stop-loss coverage amounts. Losses are accrued based upon the Company’s estimates of the liability for the related deductibles of claims incurred. Such estimates utilize actuarial methods based on various assumptions, which include but are not limited to, the Company’s historical loss experience and projected loss development factors. In 2011 and 2010, reversals of self-insured liabilities occurred as a result of favorable loss trends related to self-insured claims.

	2011	2010
(Dollars in millions)
Self-insured liabilities at beginning of year	$7.9	$12.1
Expense	2.1	2.5
Reversal of self-insured liabilities	(1.0)	(4.5)
Cash expenditures	(1.6)	(2.2)

Self-insured liabilities at end of year	$7.4	$7.9

Derivative Financial Instruments

Derivative financial instruments – The Company uses forward exchange contracts to hedge exposure to currency exchange rate changes on transactions and other commitments denominated in a foreign currency. Contracts are generally written on a short-term basis and are not held for trading or speculative purposes. The Company recognizes the fair value of the forward contracts as an asset or liability at each reporting date. Because the Company has not elected to designate the forward exchange contracts for hedge accounting treatment, changes in the fair value of the forward exchange contracts are recognized immediately in earnings.

During 2004, the Company entered into an interest rate swap agreement to convert the fixed rate on a portion ($50.0 million) of Koppers Inc.’s Senior Secured Notes to a floating rate based on six-month LIBOR rates plus a specified spread. On October 15, 2009 and concurrent with the redemption of the Senior Secured Notes, the swap was terminated which resulted in a gain of $1.6 million. The swap agreement required semiannual cash settlements of interest paid or received. The differential between the interest paid or interest received from semi-annual settlements were recorded as an adjustment to interest expense. The effect of the swap for the year ended December 31, 2009, including the gain on termination, was a decrease in interest expense of approximately $2.3 million.

The swap hedged the Company’s exposure related to changes in interest rates on the fair value of the Company’s fixed rate debt. The swap was accounted for as a fair value hedge and has been determined to have no ineffectiveness as the critical terms of the swap were aligned with the hedged item. Any changes in the fair value of the swap were offset by an equal and opposite change in the fair value of the hedged item; therefore there was no net impact on reported earnings.

Asset Retirement Obligations

Asset retirement obligations – Asset retirement obligations are initially recorded at fair value and are capitalized as part of the cost of the related long-lived asset when sufficient information is available to estimate fair value. The capitalized costs are subsequently charged to depreciation expense over the estimated useful life of the related long-lived asset. The fair value of the obligation is determined by calculating the discounted value of expected future cash flows and accretion expense is recorded each month to ultimately increase this obligation to full value.

The Company recognizes asset retirement obligations for the removal and disposal of residues; dismantling of certain tanks required by governmental authorities; cleaning and dismantling costs for owned rail cars; cleaning costs for leased rail cars and barges; and site demolition.

The following table describes changes to the Company’s asset retirement obligation liabilities at December 31, 2011 and 2010:

	2011	2010
(Dollars in millions)
Asset retirement obligation at beginning of year	$17.0	$16.6
Accretion expense	1.1	1.3
Revision in estimated cash flows	6.3	1.5
Cash expenditures	(3.1)	(2.4)
Acquisitions	0.0	0.3
Currency translation	0.0	(0.3)

Asset retirement obligation at end of year	$21.3	$17.0

In 2011, the Company incurred $6.2 million of expense related to the closure of its carbon black facility in Kurnell, Australia.

Litigation & Contingencies

Litigation & contingencies – Amounts associated with litigation and contingencies are accrued when management, after taking into consideration the facts and circumstances of each matter including any settlement offers, has determined that it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Legal costs for litigation are expensed as incurred.

Other Current Assets	Other current assets – Included in other current assets are prepaid expenses totaling $9.9 million and $7.6 million at December 31, 2011 and December 31, 2010, respectively.
Environmental Liabilities

Environmental liabilities – The Company accrues for remediation costs and penalties when the responsibility to remediate is probable and the amount of related cost is reasonably estimable. If only a range of potential liability can be estimated and no amount within the range is more probable than another, the accrual is recorded at the low end of that range. Remediation liabilities are discounted if the amount and timing of the cash disbursements are readily determinable.

Deferred Revenue from Extended Product Warranty Liabilities

Deferred revenue from extended product warranty liabilities – The Company defers revenues associated with extended product warranty liabilities based on historical loss experience and sales of extended warranties on certain products. The following table describes changes to the Company’s deferred revenue at December 31, 2011 and 2010:

	2011	2010
(Dollars in millions)
Deferred revenue at beginning of year	$5.7	$6.7
Revenue earned	(0.9)	(1.0)

Deferred revenue at end of year	$4.8	$5.7

Stock-Based Compensation

Stock-based compensation – The Company records compensation cost over the vesting period for share-based payments to employees at an amount equivalent to the grant date fair value of the stock award. No compensation cost is recognized for any stock awards that are forfeited in the event the recipient fails to meet the vesting requirements.

Discontinued operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Discontinued operations [Abstract]
Summary of Restructuring Activities and Related Reserves

	Severance and employee benefits	Environmental remediation	Inventory writedowns	Site demolition	Other	Total
(Dollars in millions)
Reserve at December 31, 2011	$1.8	$6.7	$0.0	$6.2	$1.2	$15.9
Charges	0.0	0.0	0.3	0.0	0.0	0.3
Costs charged against assets	0.0	0.0	(0.3)	0.0	0.0	(0.3)
Reversals	(0.1)	0.0	0.0	0.0	0.0	(0.1)
Cash paid	(0.9)	0.0	0.0	0.0	(0.2)	(1.1)
Currency translation	0.0	0.2	0.0	0.2	0.0	0.4

Reserve at March 31, 2012	$0.8	$6.9	$0.0	$6.4	$1.0	$15.1

	Severance and employee benefits	Environmental remediation	Asset impairment	Inventory writedowns	Site demolition	Other	Total
(Dollars in millions)
Reserve at January 1, 2011	$0.0	$0.0	$0.0	$0.0	$0.0	$0.0	$0.0
Charges	3.4	6.7	20.2	3.3	6.2	1.2	41.0
Costs charged against assets	0.0	0.0	(20.2)	(3.3)	0.0	0.0	(23.5)
Cash paid	(1.6)	0.0	0.0	0.0	0.0	0.0	(1.6)

Reserve at December 31, 2011	$1.8	$6.7	$0.0	$0.0	$6.2	$1.2	$15.9

Summary of Net Sales and Operating Profit from Discontinued Operations

	Three Months Ended March 31,
	2012	2011
Net sales	$5.1	$17.6
Operating profit	0.3	(0.5)

Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Schedule of Company's Financial Instruments

	March 31, 2012		December 31, 2011
	Fair Value	Carrying Value	Fair Value	Carrying Value
(Dollars in millions)
Financial assets:
Cash and cash equivalents, including restricted cash	$42.6	$42.6	$54.1	$54.1
Investments and other assets (a)	1.3	1.3	1.3	1.3
Financial liabilities:
Long-term debt (including current portion)	$340.3	$314.3	$324.4	$302.1

(a)	Excludes equity method investments.

	December 31, 2011		December 31, 2010
	Fair Value	Carrying Value	Fair Value	Carrying Value
(Dollars in millions)
Financial assets:
Cash and cash equivalents	$54.1	$54.1	$35.3	$35.3
Investments and other assets (a)	1.3	1.3	1.3	1.3
Financial liabilities:
Long-term debt (including current portion)	$324.4	$302.1	$324.5	$296.4

(a)	Excludes equity method investments.

Comprehensive Income and Equity (Tables)	3 Months Ended
Mar. 31, 2012
Comprehensive Income and Equity [Abstract]
Schedule of Comprehensive Income

	Three Months Ended March 31,
	2012	2011
(Dollars in millions)
Net income	$15.9	$9.0
Other comprehensive income (loss):
Change in currency translation adjustment	5.5	6.9
Change in unrecognized pension net loss, net of tax	1.3	0.9
Change in unrecognized transition asset, net of tax	(0.1)	0.0

Total comprehensive income	22.6	16.8
Less: comprehensive income attributable to noncontrolling interests	0.3	0.2

Comprehensive income attributable to Koppers	$22.3	$16.6

Schedule of Change in Equity

(Dollars in millions)	Total Koppers Shareholders’ Equity’	Noncontrolling Interests	Total Equity
Balance at December 31, 2011	$94.8	$12.4	$107.2
Net income	15.6	0.3	15.9
Issuance of common stock	0.6	0.0	0.6
Employee stock plans	1.6	0.0	1.6
Other comprehensive income	6.7	0.0	6.7
Dividends	(5.1)	0.0	(5.1)
Repurchases of common stock	(1.7)	0.0	(1.7)

Balance at March 31, 2012	$112.5	$12.7	$125.2

(Dollars in millions)	Total Koppers Shareholders’ Equity’	Noncontrolling Interests	Total Equity
Balance at December 31, 2010	$88.7	$11.2	$99.9
Net income	8.9	0.1	9.0
Issuance of common stock	0.2	0.0	0.2
Employee stock plans	0.9	0.0	0.9
Other comprehensive income	7.7	0.1	7.8
Dividends	(4.6)	0.0	(4.6)
Repurchases of common stock	(0.2)	0.0	(0.2)

Balance at March 31, 2011	$101.6	$11.4	$113.0

Earnings And Dividends Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Earnings And Dividends Per Common Share [Abstract]
Schedule of Basic and Diluted Earnings per Common Share

	Three Months Ended March 31,
	2012	2011
(Dollars in millions, except share amounts, in thousands, and per share amounts)
Net income attributable to Koppers	$15.6	$8.9
Less: Income (loss) from discontinued operations	0.1	$(0.2)

Income from continuing operations attributable to Koppers	$15.5	$9.1

Weighted average common shares outstanding:
Basic	20,669	20,588
Effect of dilutive securities	234	136

Diluted	20,903	20,724

Earnings per common share – continuing operations:
Basic earnings per common share	$0.74	$0.44
Diluted earnings per common share	0.74	0.44

Other data:
Antidilutive securities excluded from computation of diluted earnings per common share	181	95

	Year Ended December 31,
	2011	2010	2009
(Dollars in millions, except share amounts, in thousands, and per share amounts)
Net income attributable to Koppers	$36.9	$44.1	$18.8
Less: discontinued operations	(19.9)	(0.1)	0.0

Income from continuing operations attributable to Koppers	$56.8	$44.2	$18.8

Weighted average common shares outstanding:
Basic	20,599	20,543	20,446
Effect of dilutive securities	234	133	115

Diluted	20,833	20,676	20,561

Earnings per common share – continuing operations:
Basic earnings per common share	$2.75	$2.14	$0.92
Diluted earnings per common share	2.72	2.13	0.91

Other data:
Antidilutive securities excluded from computation of diluted earnings per common share	106	154	103

Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock-Based Compensation [Abstract]
Summary of Performance Stock Units

Performance Period	Minimum Shares	Target Shares	Maximum Shares
2011 – 2012	0	88,010	132,015
2012 – 2014	0	104,598	156,897

Performance Period	Minimum Shares	Target Shares	Maximum Shares
2009 – 2011	0	134,928	202,392
2010 – 2011	0	65,411	98,117
2011 – 2012	0	89,056	133,584

Summary of Non-Vested Stock Activity

	Restricted Stock Units	Performance Stock Units	Total Stock Units	Weighted Average Grant Date Fair Value per Unit
Non-vested at January 1, 2012	156,665	297,715	454,380	$26.43
Granted	52,046	104,598	156,644	$38.21
Credited from dividends	3,358	7,072	10,430	$35.74
Performance stock unit adjustment	0	(40,112)	(40,112)	$10.68
Vested	(69,243)	(87,013)	(156,256)	$16.42
Forfeited	(1,022)	(1,523)	(2,545)	$36.43
Non-vested at March 31, 2012	141,804	280,737	422,541	$36.16

	Restricted Stock Units	Performance Stock Units	Total Stock Units	Weighted Average Grant Date Fair Value per Unit
Non-vested at January 1, 2011	121,397	257,002	378,399	$23.31
Granted	60,501	93,115	153,616	$40.41
Credited from dividends	3,627	7,693	11,320	$27.31
Performance stock unit adjustment	0	(50,600)	(50,600)	$38.92
Vested	(23,580)	0	(23,580)	$38.92
Forfeited	(5,280)	(9,495)	(14,775)	$29.96

Non-vested at December 31, 2011	156,665	297,715	454,380	$26.43

Stock Options Fair Value Assumptions

	February 2012 Grant	February 2011 Grant	August 2010 Grant	February 2010 Grant
Grant date price per share of option award	$38.21	$40.26	$20.00	$28.10
Expected dividend yield per share	2.75%	2.50%	2.50%	2.50%
Expected life in years	6.5	6.5	6.5	6.5
Expected volatility	55.06%	60.00%	62.00%	62.00%
Risk-free interest rate	1.34%	3.02%	3.05%	3.05%
Grant date fair value per share of option awards	$15.82	$19.28	$9.82	$13.81

	February 2011 Grant	August 2010 Grant	February 2010 Grant	February 2009 Grant
Grant date price per share of option award	$40.26	$20.00	$28.10	$15.26
Expected dividend yield per share	2.50%	2.50%	2.50%	2.50%
Expected life in years	6.5	6.5	6.5	6.5
Expected volatility	60.00%	62.00%	62.00%	51.00%
Risk-free interest rate	3.02%	3.05%	3.05%	2.05%
Grant date fair value per share of option awards	$19.28	$9.82	$13.81	$6.19

Stock Options Activity

	Options	Weighted Average Exercise Price per Option	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at January 1, 2012	353,452	$27.65
Granted	95,899	$38.21
Exercised	(39,562)	$15.26
Outstanding at March 31, 2012	409,789	$31.32	7.71	$3.2
Exercisable at March 31, 2012	183,419	$25.39	6.04	$2.5

	Options	Weighted Average Exercise Price per Option	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at January 1, 2011	291,591	$24.63
Granted	73,910	$40.26
Exercised	(7,150)	$29.97
Forfeited	(4,899)	$34.64

Outstanding at December 31, 2011	353,452	$27.65	7.27	$3.0

Exercisable at December 31, 2011	95,568	$34.70	5.51	$0.2

Stock-Based Compensation Expense

	Three Months Ended March 31,
	2012	2011
(Dollars in millions)
Stock-based compensation expense recognized:
Selling, general and administrative expenses	$1.5	$0.8
Less related income tax benefit	0.6	0.3

	$0.9	$0.5

	Year Ended December 31,
	2011	2010	2009
(Dollars in millions)
Stock-based compensation expense recognized:
Selling, general and administrative expenses	$5.3	$3.3	$2.5
Less related income tax benefit	2.0	1.3	1.0

Decrease in net income attributable to Koppers	$3.3	$2.0	$1.5

Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Information [Abstract]
Summary of Results of Segment Operations

	Three Months Ended March 31,
	2012	2011
(Dollars in millions)
Revenues from external customers:
Carbon Materials & Chemicals	$249.5	$218.6
Railroad & Utility Products	131.4	122.9

Total	$380.9	$341.5

Intersegment revenues:
Carbon Materials & Chemicals	$30.0	$27.5

Depreciation and amortization expense:
Carbon Materials & Chemicals	$4.1	$4.3
Railroad & Utility Products	2.7	2.1

Total	$6.8	$6.4

Operating profit:
Carbon Materials & Chemicals	$20.5	$14.1
Railroad & Utility Products	9.1	7.5
Corporate	(0.4)	(0.3)

Total	$29.2	$21.3

	Year Ended December 31,
	2011	2010	2009
(Dollars in millions)
Revenues from external customers:
Carbon Materials & Chemicals	$943.1	$740.6	$606.0
Railroad & Utility Products	523.1	449.9	469.2

Total	$1,466.2	$1,190.5	$1,075.2

Intersegment revenues:
Carbon Materials & Chemicals	$95.2	$97.2	$91.5

Depreciation & amortization:
Carbon Materials & Chemicals	$17.4	$17.2	$15.9
Railroad & Utility Products	9.5	9.4	7.3

Total	$26.9	$26.6	$23.2

Operating profit:
Carbon Materials & Chemicals	$89.1	$76.7	$57.3
Railroad & Utility Products	34.8	23.0	38.2
Corporate(a)	(1.2)	(1.6)	(1.8)

Total	$122.7	$98.1	$93.7

Capital expenditures (including acquisitions):
Carbon Materials & Chemicals	$23.0	$44.9	$10.7
Railroad & Utility Products	10.2	20.2	8.5
Corporate	0.6	0.3	1.0

Total	$33.8	$65.4	$20.2

Summary of Assets and Goodwill by Segment

	March 31, 2012	December 31, 2011
(Dollars in millions)
Segment assets:
Carbon Materials & Chemicals	$510.2	$495.2
Railroad & Utility Products	185.1	164.6
All other	58.8	70.9

Total	$754.1	$730.7

Goodwill:
Carbon Materials & Chemicals	$70.2	$69.4
Railroad & Utility Products	2.8	2.7

Total	$73.0	$72.1

	December 31,
	2011	2010
(Dollars in millions)
Assets:
Carbon Materials & Chemicals	$495.2	$447.4
Railroad & Utility Products	164.6	154.8

Segment assets	659.8	602.2
Cash & cash equivalents	0.2	8.5
Income tax receivable	10.6	11.9
Deferred taxes	41.8	27.1
Deferred financing costs	8.2	9.1
Deferred charges	3.5	4.0
Other	6.6	6.4

Total	$730.7	$669.2

Goodwill:
Carbon Materials & Chemicals	$69.4	$69.6
Railroad & Utility Products	2.7	2.5

Total	$72.1	$72.1

Schedule of Revenues and Long-Lived Assets by Geographic Area

	Year	Revenue	Long-lived assets
(Dollars in millions)
United States	2011	$787.5	$161.6
	2010	672.5	157.1
	2009	649.1	149.1
Australasia	2011	276.6	58.7
	2010	221.9	79.8
	2009	190.2	73.4
Europe	2011	248.0	35.7
	2010	194.0	35.8
	2009	144.1	14.9
Other countries	2011	154.1	0.0
	2010	102.1	0.0
	2009	91.8	0.0

Total	2011	$1,466.2	$256.0
	2010	$1,190.5	$272.7
	2009	$1,075.2	$237.4

Schedule of Segment Revenues for Significant Product Lines

	Year Ended December 31,
	2011	2010	2009
(Dollars in millions)
Carbon Materials & Chemicals:
Carbon pitch	$431.1	$325.6	$302.9
Creosote and carbon black feedstock	162.0	104.4	76.3
Phthalic anhydride	112.4	93.9	67.3
Naphthalene	72.3	68.0	49.8
Other products	165.3	148.7	109.7

	943.1	740.6	606.0
Railroad & Utility Products:
Railroad crossties	324.9	282.5	298.1
Utility poles	84.2	73.3	66.8
Creosote	52.7	57.9	60.6
Rail joint bars	24.7	0.1	0.0
Other products	36.6	36.1	43.7

	523.1	449.9	469.2

Total	$1,466.2	$1,190.05	$1,075.2

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Summary of Income Tax Provision

	Years Ended December 31,
	2011	2010	2009
(Dollars in millions)
Current:
Federal	$24.7	$10.0	$(21.3)
State	1.1	0.4	0.1
Foreign	21.5	13.3	11.4

Total current tax provision (benefit)	47.3	23.7	(9.8)
Deferred:
Federal	(6.7)	4.1	22.7
State	0.1	0.3	(0.7)
Foreign	(2.0)	0.8	1.2

Total deferred tax provision	(8.6)	5.2	23.2

Total income tax provision	$38.7	$28.9	$13.4

Summary of Income Taxes Reconciled with the Federal Statutory Rates

	Years Ended December 31,
	2011	2010	2009
Federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	0.7	0.7	(1.2)
Foreign earnings taxed at different rates	1.4	2.4	4.9
Domestic production activities deduction	(1.3)	(0.7)	0.0
Non-deductible fines and penalties	0.2	0.0	1.1
Deferred tax adjustments	0.1	0.0	(0.9)
Change in tax contingency reserves	3.8	0.2	0.3
Other	0.3	1.7	(0.7)

	40.2%	39.3%	38.5%

Summary of Deferred Tax Assets and Liabilities

	December 31,
	2011	2010
(Dollars in millions)
Deferred tax assets:
Pension and other postretirement benefits obligations	$38.7	$30.9
Reserves, including insurance, environmental and deferred revenue	29.8	12.0
Net operating loss benefit	11.2	10.6
Accrued employee compensation	10.7	8.6
Asset retirement obligations	5.1	4.9
Book/tax inventory accounting differences	1.6	1.8
Capital loss benefit	1.5	2.0
Tax credits	0.4	0.3
Excess tax basis on Koppers Australia assets	0.2	0.9
Other	2.4	4.1
Valuation allowance	(10.2)	(11.4)

Total deferred tax assets	91.4	64.7
Deferred tax liabilities:
Tax over book depreciation and amortization	27.6	23.1
Unremitted earnings of foreign subsidiaries	6.1	5.9
Tax/book inventory accounting differences	1.7	1.9
Other	5.5	4.3

Total deferred tax liabilities	40.9	35.2

Net deferred tax assets	$50.5	$29.5

Summary of Unrecognized Tax Benefits

	December 31,
	2011	2010	2009
(Dollars in millions)
Balance at beginning of year	$6.5	$4.0	$4.0
Additions based on tax provisions related to the current year	4.0	0.4	0.5
Additions for tax provisions of prior years	0.0	2.6	0.0
Reductions as a result of a lapse of the applicable statute of limitations	(0.6)	(0.5)	(0.5)

Balance at end of year	$9.9	$6.5	$4.0

Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Components of Inventories

	March 31, 2012	December 31, 2011
(Dollars in millions)
Raw materials	$105.2	$91.5
Work in process	22.1	20.1
Finished goods	99.4	95.1

	226.7	206.7
Less revaluation to LIFO	48.5	47.7

Net	$178.2	$159.0

	December 31,
	2011	2010
(Dollars in millions)
Raw materials	$91.5	$107.6
Work in process	20.1	7.6
Finished goods	95.1	95.0

	206.7	210.2
Less revaluation to LIFO	47.7	44.8

Net	$159.0	$165.4

Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

	March 31, 2012	December 31, 2011
(Dollars in millions)
Land	$6.7	$6.6
Buildings	35.1	34.7
Machinery and equipment	599.3	593.5

	641.1	634.8
Less accumulated depreciation	487.4	479.2

Net	$153.7	$155.6

	December 31,
	2011	2010
(Dollars in millions)
Land	$6.6	$7.6
Buildings	34.7	36.5
Machinery and equipment	593.5	605.5

	634.8	649.6
Less accumulated depreciation	479.2	481.4

Net	$155.6	$168.2

Pensions and Postretirement Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Pensions and Postretirement Benefit Plans [Abstract]
Schedule of Net Benefit Cost

	Three Months Ended March 31,
	2012	2011
(Dollars in millions)
Service cost	$0.9	$0.8
Interest cost	2.8	2.9
Expected return on plan assets	(2.7)	(2.8)
Amortization of net loss	2.0	1.6
Amortization of transition asset	(0.1)	(0.1)

Net periodic benefit cost for defined benefit plans	$2.9	$2.4

Defined contribution plan expense	$1.5	$1.5
Other postretirement benefit plan expense	0.2	0.2
Multi-employer pension plan expense	0.2	0.2

	December 31,
	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
(Dollars in millions)
Components of net periodic benefit cost:
Service cost	$3.3	$3.1	$2.8	$0.2	$0.2	$0.2
Interest cost	11.1	11.4	10.8	0.6	0.7	0.8
Expected return on plan assets	(11.0)	(9.9)	(8.5)	0.0	0.0	0.0
Amortization of prior service cost	0.1	0.2	0.2	(0.1)	(0.1)	(0.3)
Amortization of net loss	6.3	5.2	6.3	0.0	0.0	0.0
Amortization of transition asset	(0.3)	(0.3)	(0.3)	0.0	0.0	0.0
Settlements and curtailments	0.2	0.5	0.0	0.0	0.0	0.0

Net periodic benefit cost	$9.7	$10.2	$11.3	$0.7	$0.8	$0.7

Schedule of Change in the Funded Status of the Pension and Post-Retirement Plans

	December 31,
	Pension Benefits		Other Benefits
	2011	2010	2011	2010
(Dollars in millions)
Change in benefit obligation:
Benefit obligation at beginning of year	$215.9	$201.9	$12.8	$13.6
Service cost	3.3	3.1	0.1	0.2
Interest cost	11.2	11.4	0.6	0.7
Plan participants’ contributions	0.2	0.2	0.0	0.0
Actuarial losses (gains)	20.2	12.9	(0.5)	(0.5)
Settlements	(0.8)	(2.4)	0.0	0.0
Curtailments	0.0	(1.1)	0.0	0.0
Currency translation	(0.3)	(0.7)	0.0	0.0
Benefits paid	(10.2)	(9.4)	(0.5)	(1.2)

Benefit obligation at end of year	239.5	215.9	12.5	12.8

Change in plan assets:
Fair value of plan assets at beginning of year	141.6	132.8	0.0	0.0
Actual return on plan assets	0.1	14.3	0.0	0.0
Employer contribution	15.9	6.3	0.5	1.2
Plan participants’ contributions	0.2	0.2	0.0	0.0
Settlements	(0.8)	(2.4)	0.0	0.0
Currency translation	(0.2)	(0.2)	0.0	0.0
Benefits paid	(10.2)	(9.4)	(0.5)	(1.2)

Fair value of plan assets at end of year	146.6	141.6	0.0	0.0

Funded status of the plan	$(92.9)	$(74.3)	$(12.5)	$(12.8)

Amounts recognized in the balance sheet consist of:
Noncurrent assets	$0.3	$0.9	$0.0	$0.0
Current liabilities	0.7	0.6	1.0	1.3
Noncurrent liabilities	92.5	74.6	11.5	11.5

Pension plans with benefit obligations in excess of plan assets:
Benefit obligation	$231.5	$208.1
Fair value of plan assets	138.3	132.9

Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	$224.1	$201.6
Fair value of plan assets	138.3	132.9

Schedule of Projected Benefit Payments

	Pension Benefits	Other Benefits
(Dollars in millions)
2012	$12.1	$1.0
2013	10.8	0.9
2014	11.6	0.9
2015	11.9	0.9
2016	13.1	0.9
2017 – 2021	72.0	4.6

Schedule of Weighted-Average Assumptions

	December 31,
	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Discount rate	4.55%	5.28%	4.37%	5.09%
Expected return on plan assets	7.68	7.65
Rate of compensation increase	3.09	3.10
Initial medical trend rate			7.80	8.00

Schedule of Weighted Average Asset Allocation for the Company's Pension Plans

	December 31,
	2011	2010
Equity securities	64%	67%
Debt securities	30	27
Other	6	6

	100%	100%

Schedule of Pension Plan Assets at Fair Value

	As of December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
(Dollars in millions)
U.S. equity securities	$0.0	$71.8	$0.0	$71.8
International equity securities	0.0	22.6	0.0	22.6
U.S. debt securities	0.0	22.0	0.0	22.0
International debt securities	0.0	22.4	0.0	22.4
Real estate and other investments	0.0	1.6	0.0	1.6
Cash and cash equivalents	0.0	6.2	0.0	6.2

	$0.0	$146.6	$0.0	$146.6

	As of December 31, 2010
	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
(Dollars in millions)
U.S. equity securities	$0.0	$70.3	$0.0	$70.3
International equity securities	0.0	25.3	0.0	25.3
U.S. debt securities	0.0	18.5	0.0	18.5
International debt securities	0.0	19.3	0.0	19.3
Real estate and other investments	0.0	1.6	0.0	1.6
Cash and cash equivalents	0.0	6.6	0.0	6.6

	$0.0	$141.6	$0.0	$141.6

Schedule of Health Care Cost Trend Rates

	1% Increase	1% Decrease
(Dollars in millions)
Increase (decrease) from change in health care cost trend rates:
Postretirement benefit expense	$0.0	$0.0
Postretirement benefit liability	0.3	(0.3)

Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt [Abstract]
Schedule of Debt

	Weighted Average Interest Rate	Maturity	March 31, 2012	December 31, 2011
(Dollars in millions)
Revolving Credit Facility	3.41%	2015	$18.5	$6.4
Senior Notes	7 7/8%	2019	295.8	295.7

Total debt			314.3	302.1
Less short term debt and current maturities of long-term debt			0.0	0.0

Long-term debt			$314.3	$302.1

			December 31,
	Weighted Average Interest Rate	Maturity	2011	2010
(Dollars in millions, except interest rates)
Revolving Credit Facility	2.55%	2015	$6.4	$0.0
Senior Notes	7 7/8%	2019	295.7	295.3
Other debt, including capital leases	0.0%		0.0	1.1

Total debt			302.1	296.4
Less short-term debt and current maturities of long-term debt			0.0	1.0

Long-term debt (excluding current portion)			$302.1	$295.4

Schedule of Debt Maturities

(Dollars in millions)
2012	$0.0
2013	0.0
2014	0.0
2015	6.4
2016	0.0
Thereafter	300.0

Total maturities	306.4
Future accretion on Senior Notes	(4.3)

Total debt	$302.1

Asset Retirement Obligations (Tables)	3 Months Ended
Mar. 31, 2012
Asset Retirement Obligations [Abstract]
Changes in Carrying Values of Asset Retirement Obligations

	March 31, 2012	December 31, 2011
(Dollars in millions)
Balance at beginning of year	$21.3	$17.0
Accretion expense	0.2	1.1
Revision in estimated cash flows, net	0.1	6.3
Expenses incurred	(0.4)	(3.1)
Currency translation	0.2	0.0

Balance at end of period	$21.4	$21.3

Deferred Revenue from Extended Product Warranty Liabilities (Tables)	3 Months Ended
Mar. 31, 2012
Deferred Revenue from Extended Product Warranty Liabilities [Abstract]
Summary of Changes to Deferred Revenue

	March 31, 2012	December 31, 2011
(Dollars in millions)
Balance at beginning of year	$4.8	$5.7
Revenue earned	(0.2)	(0.9)

Balance at end of period	$4.6	$4.8

Commitments and Contingent Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Changes in Accrued Liability for Legal Proceedings

	Year Ended December 31,
	2011	2010
(Dollars in millions)
Balance at beginning of year	$3.0	$0.0
Accrual of reserves	0.0	3.0
Cash expenditures	(3.0)	0.0

Balance at end of year	$0.0	$3.0

Changes in Accrued Liability for Environmental Matters

	Period ended
	March 31, 2012	December 31, 2011
(Dollars in millions)
Balance at beginning of year	$17.7	$6.6
Expense	0.6	8.0
Reversal of reserves	(0.1)	(1.6)
Cash expenditures	(2.3)	(2.4)
Assumed remediation liability in exchange for cash	0.0	7.5
Currency translation	0.3	(0.4)

Balance at end of year	$16.2	$17.7

	Year Ended December 31,
	2011	2010
(Dollars in millions)
Balance at beginning of year	$6.6	$10.7
Expense	8.0	1.2
Reversal of reserves	(1.6)	(4.3)
Cash expenditures	(2.4)	(1.5)
Assumed remediation liability in exchange for cash	7.5	0.0
Currency translation	(0.4)	0.5

Balance at end of year	$17.7	$6.6

Subsidiary Guarantor Information for Koppers Inc. Senior Notes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsidiary Guarantor Information for Koppers Inc. Senior Notes [Abstract]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income

Condensed Consolidating Statement of Comprehensive Income

For the Three Months Ended March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$211.8	$22.4	$163.2	$(16.5)	$380.9
Cost of sales including depreciation and amortization	0.0	189.4	16.3	143.0	(15.0)	333.7
Selling, general and administrative	0.4	10.5	0.4	6.7	0.0	18.0

Operating profit (loss)	(0.4)	11.9	5.7	13.5	(1.5)	29.2
Other income (expense)	15.9	0.0	0.3	0.4	(15.9)	0.7
Interest expense (income)	0.1	6.8	0.0	1.5	(1.5)	6.9
Income taxes	(0.2)	5.1	0.1	2.2	0.0	7.2

Income from continuing operations	15.6	0.0	5.9	10.2	(15.9)	15.8
Discontinued operations	0.0	(0.1)	0.0	0.2	0.0	0.1
Noncontrolling interests	0.0	0.0	0.0	0.3	0.0	0.3

Net income attributable to Koppers	$15.6	$(0.1)	$5.9	$10.1	$(15.9)	$15.6

Comprehensive income attributable to Koppers	$22.3	$1.1	$7.7	$13.8	$(22.6)	$22.3

Condensed Consolidating Statement of Comprehensive Income

For the Three Months Ended March 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$189.2	$18.9	$145.1	$(11.7)	$341.5
Cost of sales including depreciation and amortization	0.0	175.9	13.5	123.3	(10.2)	302.5
Selling, general and administrative	0.3	9.6	0.5	7.3	0.0	17.7

Operating profit (loss)	(0.3)	3.7	4.9	14.5	(1.5)	21.3
Other income (expense)	9.0	0.0	0.0	0.0	(9.0)	0.0
Interest expense (income)	(0.1)	6.9	0.0	1.4	(1.3)	6.9
Income taxes	(0.1)	2.2	0.0	3.1	0.0	5.2

Income from continuing operations	8.9	(5.4)	4.9	10.0	(9.2)	9.2
Discontinued operations	0.0	0.1	0.0	(0.3)	0.0	(0.2)
Noncontrolling interests	0.0	0.0	0.0	0.1	0.0	0.1

Net income attributable to Koppers	$8.9	$(5.3)	$4.9	$9.6	$(9.2)	$8.9

Comprehensive income attributable to Koppers	$16.6	$(4.4)	$5.8	$15.5	$(16.9)	$16.6

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$854.1	$72.6	$585.2	$(45.7)	$1,466.2
Cost of sales including depreciation and amortization	(7.8)	762.9	41.6	496.8	(24.3)	1,269.2
Selling, general and administrative	1.2	41.6	1.8	29.7	0.0	74.3

Operating profit (loss)	6.6	49.6	29.2	58.7	(21.4)	122.7
Other income (expense)	29.9	0.3	0.0	0.4	(29.9)	0.7
Interest expense (income)	0.0	27.5	(0.1)	5.4	(5.6)	27.2
Income taxes	(0.4)	7.7	0.8	30.6	0.0	38.7

Income from continuing operations	36.9	14.7	28.5	23.1	(45.7)	57.5
Discontinued operations	0.0	0.0	0.0	(19.9)	0.0	(19.9)
Noncontrolling interests	0.0	0.0	0.0	0.7	0.0	0.7

Net income attributable to Koppers	$36.9	$14.7	$28.5	$2.5	$(45.7)	$36.9

Comprehensive income attributable to Koppers	$18.9	$1.1	$28.0	$(1.4)	$(27.7)	$18.9

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$721.2	$45.8	$462.3	$(38.8)	$1,190.5
Cost of sales including depreciation and amortization	0.0	657.7	19.1	378.8	(25.6)	1,030.0
Selling, general and administrative	1.6	32.2	3.3	25.3	0.0	62.4

Operating profit (loss)	(1.6)	31.3	23.4	58.2	(13.2)	98.1
Other income (expense)	45.0	0.2	(0.4)	2.7	(45.0)	2.5
Interest expense (income)	(0.2)	27.9	0.0	4.4	(5.0)	27.1
Income taxes	(0.5)	1.5	12.2	15.7	0.0	28.9

Income from continuing operations	44.1	2.1	10.8	40.8	(53.2)	44.6
Discontinued operations	0.0	0.0	(0.2)	0.1	0.0	(0.1)
Noncontrolling interests	0.0	0.0	0.0	0.4	0.0	0.4

Net income attributable to Koppers	$44.1	$2.1	$10.6	$40.5	$(53.2)	$44.1

Comprehensive income attributable to Koppers	$54.6	$1.8	$18.9	$43.0	$(63.7)	$54.6

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2009

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$709.1	$33.0	$373.1	$(40.0)	$1,075.2
Cost of sales including depreciation and amortization	0.0	640.9	(3.7)	303.2	(16.2)	924.2
Selling, general and administrative	1.8	28.8	3.0	23.7	0.0	57.3

Operating profit (loss)	(1.8)	39.4	33.7	46.2	(23.8)	93.7
Other income (expense)	40.2	0.5	(0.3)	(0.4)	(40.2)	(0.2)
Interest expense (income)	31.1	28.5	0.0	4.1	(5.0)	58.7
Income taxes	(11.5)	2.0	11.0	11.9	0.0	13.4

Income from continuing operations	18.8	9.4	22.4	29.8	(59.0)	21.4
Discontinued operations	0.0	(0.3)	0.0	0.3	0.0	0.0
Noncontrolling interests	0.0	0.0	0.0	2.6	0.0	2.6

Net income attributable to Koppers	$18.8	$9.1	$22.4	$27.5	$(59.0)	$18.8

Comprehensive income attributable to Koppers	$43.5	$12.2	$35.0	$36.5	$(83.7)	$43.5

Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$42.6	$0.0	$42.6
Accounts receivable, net	5.8	113.1	301.3	100.2	(328.0)	192.4
Inventories, net	0.0	99.0	0.0	79.3	(0.1)	178.2
Deferred tax assets	0.0	10.9	(1.5)	0.2	0.0	9.6
Other current assets	0.0	7.2	0.3	24.4	0.0	31.9

Total current assets	5.8	230.2	300.1	246.7	(328.1)	454.7
Equity investments	111.7	77.1	26.5	4.2	(214.1)	5.4
Property, plant and equipment, net	0.0	100.3	0.0	53.4	0.0	153.7
Goodwill	0.0	39.8	0.0	33.2	0.0	73.0
Deferred tax assets	0.0	41.2	(10.5)	10.8	0.0	41.5
Other noncurrent assets	0.0	17.7	126.9	44.0	(162.8)	25.8

Total assets	$117.5	$506.3	$443.0	$392.3	$(705.0)	$754.1

LIABILITIES AND EQUITY
Accounts payable	$0.1	$353.4	$15.3	$55.5	$(327.7)	$96.6
Accrued liabilities	4.9	30.2	(0.9)	32.3	0.0	66.5

Total current liabilities	5.0	383.6	14.4	87.8	(327.7)	163.1
Long-term debt	0.0	413.0	0.0	64.5	(163.2)	314.3
Other long-term liabilities	0.0	116.6	2.5	32.4	0.0	151.5

Total liabilities	5.0	913.2	16.9	184.7	(490.9)	628.9
Koppers shareholders’ equity	112.5	(406.9)	426.1	194.9	(214.1)	112.5
Noncontrolling interests	0.0	0.0	0.0	12.7	0.0	12.7

Total liabilities and equity	$117.5	$506.3	$443.0	$392.3	$(705.0)	$754.1

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$54.1	$0.0	$54.1
Accounts receivable, net	5.5	112.6	284.0	79.2	(309.8)	171.5
Inventories, net	0.0	74.8	0.0	84.2	0.0	159.0
Deferred tax assets	0.0	10.7	(1.5)	0.1	0.0	9.3
Other current assets	0.0	6.8	0.3	26.4	0.0	33.5

Total current assets	5.5	204.9	282.8	244.0	(309.8)	427.4
Equity investments	93.9	77.1	26.3	3.9	(196.3)	4.9
Property, plant and equipment, net	0.0	102.0	0.0	53.6	0.0	155.6
Goodwill	0.0	39.8	0.0	32.3	0.0	72.1
Deferred tax assets	0.0	43.7	(10.5)	11.1	0.0	44.3
Other noncurrent assets	0.0	18.4	131.3	44.4	(167.7)	26.4

Total assets	$99.4	$485.9	$429.9	$389.3	$(673.8)	$730.7

LIABILITIES AND EQUITY
Accounts payable	$0.1	$344.5	$9.6	$57.5	$(309.8)	$102.1
Accrued liabilities	4.5	27.2	(0.6)	37.4	0.0	68.3
Short-term debt and current portion of long-term debt	0.0	0.0	0.0	0.0	0.0	0.0

Total current liabilities	4.6	371.7	9.0	94.9	(309.8)	170.4
Long-term debt	0.0	400.8	0.0	69.0	(167.7)	302.1
Other long-term liabilities	0.0	116.5	2.5	32.0	0.0	151.0

Total liabilities	4.6	889.0	11.5	195.9	(477.5)	623.5
Koppers shareholders’ equity	94.8	(403.1)	418.4	181.0	(196.3)	94.8
Noncontrolling interests	0.0	0.0	0.0	12.4	0.0	12.4

Total liabilities and equity	$99.4	$485.9	$429.9	$389.3	$(673.8)	$730.7

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$54.1	$0.0	$54.1
Accounts receivable, net	5.5	112.6	284.0	79.2	(309.8)	171.5
Inventories, net	0.0	74.8	0.0	84.2	0.0	159.0
Deferred tax assets	0.0	10.7	(1.5)	0.1	0.0	9.3
Other current assets	0.0	6.8	0.3	26.4	0.0	33.5

Total current assets	5.5	204.9	282.8	244.0	(309.8)	427.4
Equity investments	93.9	77.1	26.3	3.9	(196.3)	4.9
Property, plant and equipment, net	0.0	102.0	0.0	53.6	0.0	155.6
Goodwill	0.0	39.8	0.0	32.3	0.0	72.1
Deferred tax assets	0.0	43.7	(10.5)	11.1	0.0	44.3
Other noncurrent assets	0.0	18.4	131.3	44.4	(167.7)	26.4

Total assets	$99.4	$485.9	$429.9	$389.3	$(673.8)	$730.7

LIABILITIES AND EQUITY
Accounts payable	$0.1	$344.5	$9.6	$57.5	$(309.8)	$102.1
Accrued liabilities	4.5	27.2	(0.6)	37.4	0.0	68.3
Short-term debt and current portion of long-term debt	0.0	0.0	0.0	0.0	0.0	0.0

Total current liabilities	4.6	371.7	9.0	94.9	(309.8)	170.4
Long-term debt	0.0	400.8	0.0	69.0	(167.7)	302.1
Other long-term liabilities	0.0	116.5	2.5	32.0	0.0	151.0

Total liabilities	4.6	889.0	11.5	195.9	(477.5)	623.5
Koppers shareholders’ equity	94.8	(403.1)	418.4	181.0	(196.3)	94.8
Noncontrolling interests	0.0	0.0	0.0	12.4	0.0	12.4

Total liabilities and equity	$99.4	$485.9	$429.9	$389.3	$(673.8)	$730.7

Condensed Consolidating Balance Sheet

December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$8.4	$0.0	$26.9	$0.0	$35.3
S-T investments & restricted cash	0.0	0.0	0.0	0.0	0.0	0.0
Accounts receivable, net	16.6	80.3	460.9	107.2	(524.2)	140.8
Inventories, net	0.0	78.3	1.2	85.9	0.0	165.4
Deferred tax assets	0.0	7.4	(1.5)	0.0	0.0	5.9
Other current assets	0.0	6.9	0.3	15.8	0.0	23.0

Total current assets	16.6	181.3	460.9	235.8	(524.2)	370.4
Equity investments	76.7	77.1	26.2	3.8	(179.1)	4.7
Property, plant and equipment, net	0.0	94.7	0.0	73.5	0.0	168.2
Goodwill	0.0	39.5	0.0	32.6	0.0	72.1
Deferred tax assets	0.0	65.4	(43.8)	4.5	0.0	26.1
Other noncurrent assets	0.0	21.6	0.0	6.2	(0.1)	27.7

Total assets	$93.3	$479.6	$443.3	$356.4	$(703.4)	$669.2

LIABILITIES AND EQUITY
Accounts payable	$0.0	$492.5	$15.1	$104.5	$(524.2)	$87.9
Accrued liabilities	4.6	(6.3)	34.8	27.4	0.0	60.5
Short-term debt and current portion of long-term debt	0.0	0.1	0.0	0.9	0.0	1.0

Total current liabilities	4.6	486.3	49.9	132.8	(524.2)	149.4
Long-term debt	0.0	295.4	0.0	0.0	0.0	295.4
Other long-term liabilities	0.0	99.6	3.0	21.9	0.0	124.5

Total liabilities	4.6	881.3	52.9	154.7	(524.2)	569.3
Koppers shareholders’ equity	88.7	(401.7)	390.4	190.5	(179.2)	88.7
Noncontrolling interests	0.0	0.0	0.0	11.2	0.0	11.2

Total liabilities and equity	$93.3	$479.6	$443.3	$356.4	$(703.4)	$669.2

Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow

Condensed Consolidating Statement of Cash Flows

For the Three Months Ended March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$5.6	$(9.4)	$0.0	$(12.0)	$0.0	$(15.8)
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(2.7)	0.0	(0.7)	0.0	(3.4)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.0	0.0	0.2	0.0	0.2

Net cash provided by (used in) investing activities	0.0	(2.7)	0.0	(0.5)	0.0	(3.2)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	12.1	0.0	0.0	0.0	12.1
Dividends paid	(4.5)	0.0	0.0	0.0	0.0	(4.5)
Stock issued (repurchased)	(1.1)	0.0	0.0	0.0	0.0	(1.1)

Net cash provided by (used in) financing activities	(5.6)	12.1	0.0	0.0	0.0	6.5
Effect of exchange rates on cash	0.0	0.0	0.0	1.0	0.0	1.0

Net increase (decrease) in cash and cash equivalents	0.0	0.0	0.0	(11.5)	0.0	(11.5)
Cash and cash equivalents at beginning of year	0.0	0.0	0.0	54.1	0.0	54.1

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$42.6	$0.0	$42.6

Condensed Consolidating Statement of Cash Flows

For the Three Months Ended March 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$4.6	$(28.7)	$0.0	$14.6	$0.0	$(9.5)
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(3.6)	0.0	(1.4)	0.0	(5.0)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.0	0.0	0.0	0.0	0.0

Net cash provided by (used in) investing activities	0.0	(3.6)	0.0	(1.4)	0.0	(5.0)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	(0.1)	24.5	0.0	(0.8)	0.0	23.6
Deferred financing costs	0.0	(0.5)	0.0	0.0	0.0	(0.5)
Dividends paid	(4.5)	0.0	0.0	0.0	0.0	(4.5)
Stock issued (repurchased)	0.0	0.0	0.0	0.0	0.0	0.0

Net cash provided by (used in) financing activities	(4.6)	24.0	0.0	(0.8)	0.0	18.6
Effect of exchange rates on cash	0.0	(0.1)	0.0	1.2	0.0	1.1

Net increase (decrease) in cash and cash equivalents	0.0	(8.4)	0.0	13.6	0.0	5.2
Cash and cash equivalents at beginning of year	0.0	8.4	0.0	26.9	0.0	35.3

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$40.5	$0.0	$40.5

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$18.1	$9.5	$0.0	$49.3	$0.0	$76.9
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(24.5)	0.0	(9.3)	0.0	(33.8)
Loan to related party	0.0	0.0	0.0	(11.7)	0.0	(11.7)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.7	0.0	0.1	0.0	0.8

Net cash (used in) investing activities	0.0	(23.8)	0.0	(20.9)	0.0	(44.7)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	6.3	0.0	(0.9)	0.0	5.4
Deferred financing costs	0.0	(0.5)	0.0	0.0	0.0	(0.5)
Dividends paid	(18.1)	0.0	0.0	(0.1)	0.0	(18.2)

Net cash provided by (used in) financing activities	(18.1)	5.8	0.0	(1.0)	0.0	(13.3)
Effect of exchange rates on cash	0.0	0.1	0.0	(0.2)	0.0	(0.1)

Net increase (decrease) in cash and cash equivalents	0.0	(8.4)	0.0	27.2	0.0	18.8
Cash and cash equivalents at beginning of year	0.0	8.4	0.0	26.9	0.0	35.3

Cash and cash equivalents at end of period	0.0	$0.0	0.0	$54.1	0.0	$54.1

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$18.7	$75.2	$0.0	$15.9	$(4.5)	$105.3
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(35.0)	0.0	(30.4)	0.0	(65.4)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.2	0.0	1.8	0.0	2.0

Net cash (used in) investing activities	0.0	(34.8)	0.0	(28.6)	0.0	(63.4)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	(40.2)	0.0	0.0	0.0	(40.2)
Deferred financing costs	0.0	(0.4)	0.0	0.0	0.0	(0.4)
Dividends paid	(18.1)	(4.5)	0.0	(5.0)	4.5	(23.1)
Stock issued (repurchased)	(0.8)	0.2	0.0	0.0	0.0	(0.6)

Net cash provided by (used in) financing activities	(18.9)	(44.9)	0.0	(5.0)	4.5	(64.3)
Effect of exchange rates on cash	0.0	0.0	0.0	(0.7)	0.0	(0.7)

Net increase (decrease) in cash and cash equivalents	(0.2)	(4.5)	0.0	(18.4)	0.0	(23.1)
Cash and cash equivalents at beginning of year	0.2	12.9	0.0	45.3	0.0	58.4

Cash and cash equivalents at end of period	0.0	$8.4	0.0	$26.9	0.0	$35.3

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2009

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$231.8	$90.7	$0.0	$22.5	$(232.7)	$112.3
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(15.0)	0.0	(5.2)	0.0	(20.2)
Net cash proceeds (payments) from divestitures and asset sales	0.0	(0.7)	0.0	0.1	0.0	(0.6)

Net cash (used in) investing activities	0.0	(15.7)	0.0	(5.1)	0.0	(20.8)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	(213.6)	142.8	0.0	0.0	0.0	(70.8)
Deferred financing costs	0.0	(8.1)	0.0	0.0	0.0	(8.1)
Dividends paid	(18.0)	(232.7)	0.0	0.0	232.7	(18.0)

Net cash provided by (used in) financing activities	(231.6)	(98.0)	0.0	0.0	232.7	(96.9)
Effect of exchange rates on cash	0.0	(1.6)	0.0	2.3	0.0	0.7

Net increase (decrease) in cash and cash equivalents	0.2	(24.6)	0.0	19.7	0.0	(4.7)
Cash and cash equivalents at beginning of year	0.0	37.5	0.0	25.6	0.0	63.1

Cash and cash equivalents at end of period	$0.2	$12.9	$0.0	$45.3	$0.0	$58.4

Subsidiary Guarantor Information for Shelf Registration (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsidiary Guarantor Information for Shelf Registration [Abstract]
Condensed Consolidating Statement of Income

Condensed Consolidating Statement of Comprehensive Income

For the Three Months Ended March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$211.8	$22.4	$52.1	$113.1	$(18.5)	$380.9
Cost of sales including depreciation and amortization	0.0	189.4	16.3	41.2	103.7	(16.9)	333.7
Selling, general and administrative	0.4	10.5	0.4	2.5	4.2	0.0	18.0

Operating profit (loss)	(0.4)	11.9	5.7	8.4	5.2	(1.6)	29.2
Other income (expense)	15.9	0.0	0.3	0.0	0.4	(15.9)	0.7
Interest expense (income)	0.1	6.8	0.0	1.1	0.5	(1.6)	6.9
Income taxes	(0.2)	5.1	0.1	2.0	0.2	0.0	7.2

Income from continuing operations	15.6	0.0	5.9	5.3	4.9	(15.9)	15.8
Discontinued operations	0.0	(0.1)	0.0	0.2	0.0	0.0	0.1
Noncontrolling interests	0.0	0.0	0.0	0.0	0.3	0.0	0.3

Net income attributable to Koppers	$15.6	$(0.1)	$5.9	$5.5	$4.6	$(15.9)	$15.6

Comprehensive income attributable to Koppers	$22.3	$1.1	$7.7	$8.9	$5.8	$(23.5)	$22.3

Condensed Consolidating Statement of Comprehensive Income

For the Three Months Ended March 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$189.2	$18.9	$90.2	$56.1	$(12.9)	$341.5
Cost of sales including depreciation and amortization	0.0	175.9	13.6	73.5	50.4	(10.9)	302.5
Selling, general and administrative	0.3	9.6	0.5	5.1	2.2	0.0	17.7

Operating profit (loss)	(0.3)	3.7	4.8	11.6	3.5	(2.0)	21.3
Other income (expense)	9.0	0.0	0.0	(0.1)	0.1	(9.0)	0.0
Interest expense (income)	(0.1)	6.9	0.0	1.3	0.6	(1.8)	6.9
Income taxes	(0.1)	2.2	0.0	2.9	0.2	0.0	5.2

Income from continuing operations	8.9	(5.4)	4.8	7.3	2.8	(9.2)	9.2
Discontinued operations	0.0	0.1	0.0	(0.3)	0.0	0.0	(0.2)
Noncontrolling interests	0.0	0.0	0.0	0.0	0.1	0.0	0.1

Net income attributable to Koppers	$8.9	$(5.3)	$4.8	$7.0	$2.7	$(9.2)	$8.9

Comprehensive income attributable to Koppers	$16.6	$(4.4)	$5.7	$13.0	$3.6	$(17.9)	$16.6

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$854.1	$72.6	$358.6	$264.6	$(83.7)	$1,466.2
Cost of sales including depreciation and amortization	(7.8)	762.9	41.6	292.4	220.7	(40.6)	1,269.2
Selling, general and administrative	1.2	41.6	1.8	19.1	10.6	0.0	74.3

Operating profit (loss)	6.6	49.6	29.2	47.1	33.3	(43.1)	122.7
Other income (expense)	29.9	0.3	0.0	(0.2)	0.6	(29.9)	0.7
Interest expense (income)	0.0	27.5	0.0	5.3	1.1	(6.7)	27.2
Income taxes	(0.4)	7.7	0.8	23.5	7.1	0.0	38.7

Income from continuing operations	36.9	14.7	28.4	18.1	25.7	(66.3)	57.5
Discontinued operations	0.0	0.0	0.0	(19.9)	0.0	0.0	(19.9)
Noncontrolling interests	0.0	0.0	0.0	0.0	0.7	0.0	0.7

Net income attributable to Koppers	$36.9	$14.7	$28.4	$(1.8)	$25.0	$(66.3)	$36.9

Comprehensive income attributable to Koppers	$18.9	$1.1	$27.9	$(3.1)	$22.0	$(47.9)	$18.9

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$721.2	$45.8	$311.7	$156.1	$(44.3)	$1,190.5
Cost of sales including depreciation and amortization	0.0	657.7	19.3	242.0	140.4	(29.4)	1,030.0
Selling, general and administrative	1.6	32.2	3.3	18.6	6.7	0.0	62.4

Operating profit (loss)	(1.6)	31.3	23.2	51.1	9.0	(14.9)	98.1
Other income (expense)	45.0	0.2	(0.4)	2.3	0.4	(45.0)	2.5
Interest expense (income)	(0.2)	27.9	(0.1)	5.2	1.0	(6.7)	27.1
Income taxes	(0.5)	1.5	12.2	13.2	2.5	0.0	28.9

Income from continuing operations	44.1	2.1	10.7	35.0	5.9	(53.2)	44.6
Discontinued operations	0.0	0.0	(0.2)	0.1	0.0	0.0	(0.1)
Noncontrolling interests	0.0	0.0	0.0	0.0	0.4	0.0	0.4

Net income attributable to Koppers	$44.1	$2.1	$10.5	$35.1	$5.5	$(53.2)	$44.1

Comprehensive income attributable to Koppers	$54.6	$1.8	$18.8	$39.5	$5.7	$(65.8)	$54.6

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2009

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$709.1	$33.0	$306.4	$79.3	$(52.6)	$1,075.2
Cost of sales including depreciation and amortization	0.0	640.9	(3.7)	248.8	67.0	(28.8)	924.2
Selling, general and administrative	1.8	28.8	3.0	19.7	4.0	0.0	57.3

Operating profit (loss)	(1.8)	39.4	33.7	37.9	8.3	(23.8)	93.7
Other income (expense)	40.2	0.5	(0.3)	0.9	(1.3)	(40.2)	(0.2)
Interest expense (income)	31.1	28.5	0.0	4.2	(0.1)	(5.0)	58.7
Income taxes	(11.5)	2.0	11.0	9.7	2.2	0.0	13.4

Income from continuing operations	18.8	9.4	22.4	24.9	4.9	(59.0)	21.4
Discontinued operations	0.0	(0.3)	0.0	0.3	0.0	0.0	0.0
Noncontrolling interests	0.0	0.0	0.0	0.0	2.6	0.0	2.6

Net income attributable to Koppers	$18.8	$9.1	$22.4	$25.2	$2.3	$(59.0)	$18.8

Comprehensive income attributable to Koppers	$43.5	$12.2	$35.0	$39.1	$1.4	$(87.7)	$43.5

Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$11.3	$31.3	$0.0	$42.6
Accounts receivable, net	5.8	113.1	300.8	86.1	75.2	(388.6)	192.4
Inventories, net	0.0	99.0	0.0	40.8	38.5	(0.1)	178.2
Deferred tax assets	0.0	10.9	(1.5)	0.0	0.2	0.0	9.6
Other current assets	0.0	7.2	0.3	7.4	17.0	0.0	31.9

Total current assets	5.8	230.2	299.6	145.6	162.2	(388.7)	454.7
Equity investments	111.7	77.1	26.5	19.8	14.1	(243.8)	5.4
Property, plant and equipment, net	0.0	100.3	0.0	26.6	26.8	0.0	153.7
Goodwill	0.0	39.8	0.0	26.0	7.2	0.0	73.0
Deferred tax assets	0.0	41.2	(10.5)	12.4	(1.6)	0.0	41.5
Other noncurrent assets	0.0	17.7	126.8	20.2	40.3	(179.2)	25.8

Total assets	$117.5	$506.3	$442.4	$250.6	$249.0	$(811.7)	$754.1

LIABILITIES AND EQUITY
Accounts payable	$0.1	$353.4	$14.9	$19.6	$96.8	$(388.2)	$96.6
Accrued liabilities	4.9	30.2	(0.9)	24.6	7.7	0.0	66.5

Total current liabilities	5.0	383.6	14.0	44.2	104.5	(388.2)	163.1
Long-term debt	0.0	413.0	0.0	64.5	16.4	(179.6)	314.3
Other long-term liabilities	0.0	116.6	2.6	20.3	12.1	(0.1)	151.5

Total liabilities	5.0	913.2	16.6	129.0	133.0	(567.9)	628.9
Koppers shareholders’ equity	112.5	(406.9)	425.8	121.6	103.3	(243.8)	112.5
Noncontrolling interests	0.0	0.0	0.0	0.0	12.7	0.0	12.7

Total liabilities and equity	$117.5	$506.3	$442.4	$250.6	$249.0	$(811.7)	$754.1

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$28.4	$25.7	$0.0	$54.1
Accounts receivable, net	5.5	112.6	283.5	70.7	54.1	(354.9)	171.5
Inventories, net	0.0	74.8	0.0	49.0	35.2	0.0	159.0
Deferred tax assets	0.0	10.7	(1.5)	0.0	0.1	0.0	9.3
Other current assets	0.0	6.8	0.3	8.7	17.7	0.0	33.5

Total current assets	5.5	204.9	282.3	156.8	132.8	(354.9)	427.4
Equity investments	93.9	77.1	26.3	19.3	13.5	(225.2)	4.9
Property, plant and equipment, net	0.0	102.0	0.0	26.5	27.1	0.0	155.6
Goodwill	0.0	39.8	0.0	25.2	7.1	0.0	72.1
Deferred tax assets	0.0	43.7	(10.5)	12.1	(1.0)	0.0	44.3
Other noncurrent assets	0.0	18.4	131.2	15.7	40.9	(179.8)	26.4

Total assets	$99.4	$485.9	$429.3	$255.6	$220.4	$(759.9)	$730.7

LIABILITIES AND EQUITY
Accounts payable	$0.1	$344.5	$9.5	$28.6	$74.3	$(354.9)	$102.1
Accrued liabilities	4.5	27.2	(0.9)	31.7	5.8	0.0	68.3

Total current liabilities	4.6	371.7	8.6	60.3	80.1	(354.9)	170.4
Long-term debt	0.0	400.8	0.0	62.7	18.5	(179.9)	302.1
Other long-term liabilities	0.0	116.5	2.5	19.9	12.1	0.0	151.0

Total liabilities	4.6	889.0	11.1	142.9	110.7	(534.8)	623.5
Koppers shareholders’ equity	94.8	(403.1)	418.2	112.7	97.3	(225.1)	94.8
Noncontrolling interests	0.0	0.0	0.0	0.0	12.4	0.0	12.4

Total liabilities and equity	$99.4	$485.9	$429.3	$255.6	$220.4	$(759.9)	$730.7

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$28.4	$25.7	$0.0	$54.1
Accounts receivable, net	5.5	112.6	283.5	70.7	54.1	(354.9)	171.5
Inventories, net	0.0	74.8	0.0	49.0	35.2	0.0	159.0
Deferred tax assets	0.0	10.7	(1.5)	0.0	0.1	0.0	9.3
Other current assets	0.0	6.8	0.3	8.7	17.7	0.0	33.5

Total current assets	5.5	204.9	282.3	156.8	132.8	(354.9)	427.4
Equity investments	93.9	77.1	26.3	19.3	13.5	(225.2)	4.9
Property, plant and equipment, net	0.0	102.0	0.0	26.5	27.1	0.0	155.6
Goodwill	0.0	39.8	0.0	25.2	7.1	0.0	72.1
Deferred tax assets	0.0	43.7	(10.5)	12.1	(1.0)	0.0	44.3
Other noncurrent assets	0.0	18.4	131.2	15.7	40.9	(179.8)	26.4

Total assets	$99.4	$485.9	$429.3	$255.6	$220.4	$(759.9)	$730.7

LIABILITIES AND EQUITY
Accounts payable	$0.1	$344.5	$9.5	$28.6	$74.3	$(354.9)	$102.1
Accrued liabilities	4.5	27.2	(0.9)	31.7	5.8	0.0	68.3

Total current liabilities	4.6	371.7	8.6	60.3	80.1	(354.9)	170.4
Long-term debt	0.0	400.8	0.0	62.7	18.5	(179.9)	302.1
Other long-term liabilities	0.0	116.5	2.5	19.9	12.1	0.0	151.0

Total liabilities	4.6	889.0	11.1	142.9	110.7	(534.8)	623.5
Koppers shareholders’ equity	94.8	(403.1)	418.2	112.7	97.3	(225.1)	94.8
Noncontrolling interests	0.0	0.0	0.0	0.0	12.4	0.0	12.4

Total liabilities and equity	$99.4	$485.9	$429.3	$255.6	$220.4	$(759.9)	$730.7

Condensed Consolidating Balance Sheet

December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$8.4	$0.0	$14.7	$12.2	$0.0	$35.3
S-T investments & restricted cash	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Accounts receivable, net	16.6	80.3	457.4	81.3	67.2	(562.0)	140.8
Inventories, net	0.0	78.3	1.2	71.3	14.6	0.0	165.4
Deferred tax assets	0.0	7.4	(1.5)	0.0	0.0	0.0	5.9
Other current assets	0.0	6.9	0.3	8.8	7.0	0.0	23.0

Total current assets	16.6	181.3	457.4	176.1	101.0	(562.0)	370.4
Equity investments	76.7	77.1	26.2	19.4	13.7	(208.4)	4.7
Property, plant and equipment, net	0.0	94.7	0.0	46.9	26.6	0.0	168.2
Goodwill	0.0	39.5	0.0	25.4	7.2	0.0	72.1
Deferred tax assets	0.0	65.4	(43.8)	5.3	(0.8)	0.0	26.1
Other noncurrent assets	0.0	21.6	0.0	0.9	5.1	0.1	27.7

Total assets	$93.3	$479.6	$439.8	$274.0	$152.8	$(770.3)	$669.2

LIABILITIES AND EQUITY
Accounts payable	$0.0	$492.5	$11.8	$95.9	$49.7	$(562.0)	$87.9
Accrued liabilities	4.6	(6.3)	34.8	20.4	7.0	0.0	60.5
Short-term debt and current portion of long-term debt	0.0	0.1	0.0	0.0	0.9	0.0	1.0

Total current liabilities	4.6	486.3	46.6	116.3	57.6	(562.0)	149.4
Long-term debt	0.0	295.4	0.0	0.0	0.0	0.0	295.4
Other long-term liabilities	0.0	99.6	2.9	13.3	8.7	0.0	124.5

Total liabilities	4.6	881.3	49.5	129.6	66.3	(562.0)	569.3
Koppers shareholders’ equity	88.7	(401.7)	390.3	144.4	75.3	(208.3)	88.7
Noncontrolling interests	0.0	0.0	0.0	0.0	11.2	0.0	11.2

Total liabilities and equity	$93.3	$479.6	$439.8	$274.0	$152.8	$(770.3)	$669.2

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows

For the Three Months Ended March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$5.6	$(9.4)	$0.0	$(19.4)	$7.4	$0.0	$(15.8)
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(2.7)	0.0	(0.6)	(0.1)	0.0	(3.4)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.0	0.0	0.2	0.0	0.0	0.2

Net cash provided by (used in) investing activities	0.0	(2.7)	0.0	(0.4)	(0.1)	0.0	(3.2)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	12.1	0.0	0.0	0.0	0.0	12.1
Dividends paid	(4.5)	0.0	0.0	0.0	0.0	0.0	(4.5)
Stock issued (repurchased)	(1.1)	0.0	0.0	0.0	0.0	0.0	(1.1)

Net cash provided by (used in) financing activities	(5.6)	12.1	0.0	0.0	0.0	0.0	6.5
Effect of exchange rates on cash	0.0	0.0	0.0	2.7	(1.7)	0.0	1.0

Net increase (decrease) in cash and cash equivalents	0.0	0.0	0.0	(17.1)	5.6	0.0	(11.5)
Cash and cash equivalents at beginning of year	0.0	0.0	0.0	28.4	25.7	0.0	54.1

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$11.3	$31.3	$0.0	$42.6

Condensed Consolidating Statement of Cash Flows

For the Three Months Ended March 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$4.6	$(28.7)	$0.0	$12.1	$2.5	$0.0	$(9.5)
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(3.6)	0.0	(1.1)	(0.3)	0.0	(5.0)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Net cash provided by (used in) investing activities	0.0	(3.6)	0.0	(1.1)	(0.3)	0.0	(5.0)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	(0.1)	24.5	0.0	0.0	(0.8)	0.0	23.6
Deferred financing costs	0.0	(0.5)	0.0	0.0	0.0	0.0	(0.5)
Dividends paid	(4.5)	0.0	0.0	0.0	0.0	0.0	(4.5)
Stock issued (repurchased)	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Net cash provided by (used in) financing activities	(4.6)	24.0	0.0	0.0	(0.8)	0.0	18.6
Effect of exchange rates on cash	0.0	(0.1)	0.0	3.1	(1.9)	0.0	1.1

Net increase (decrease) in cash and cash equivalents	0.0	(8.4)	0.0	14.1	(0.5)	0.0	5.2
Cash and cash equivalents at beginning of year	0.0	8.4	0.0	14.7	12.2	0.0	35.3

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$28.8	$11.7	$0.0	$40.5

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$18.1	$9.5	$0.0	$20.5	$28.8	$0.0	$76.9
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(24.5)	0.0	(6.2)	(3.1)	0.0	(33.8)
Loan to related party	0.0	0.0	0.0	0.0	(11.7)	0.0	(11.7)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.7	0.0	0.1	0.0	0.0	0.8

Net cash (used in) investing activities	0.0	(23.8)	0.0	(6.1)	(14.8)	0.0	(44.7)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	6.3	0.0	0.0	(0.9)	0.0	5.4
Deferred financing costs	0.0	(0.5)	0.0	0.0	0.0	0.0	(0.5)
Dividends paid	(18.1)	0.0	0.0	0.0	(0.1)	0.0	(18.2)

Net cash provided by (used in) financing activities	(18.1)	5.8	0.0	0.0	(1.0)	0.0	(13.3)
Effect of exchange rates on cash	0.0	0.1	0.0	(0.7)	0.5	0.0	(0.1)

Net increase (decrease) in cash and cash equivalents	0.0	(8.4)	0.0	13.7	13.5	0.0	18.8
Cash and cash equivalents at beginning of year	0.0	8.4	0.0	14.7	12.2	0.0	35.3

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$28.4	$25.7	$0.0	$54.1

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$18.7	$75.2	$0.0	$(15.3)	$31.2	$(4.5)	$105.3
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(35.0)	0.0	(7.0)	(23.4)	0.0	(65.4)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.2	0.0	1.7	0.1	0.0	2.0

Net cash (used in) investing activities	0.0	(34.8)	0.0	(5.3)	(23.3)	0.0	(63.4)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	(40.2)	0.0	0.0	0.0	0.0	(40.2)
Deferred financing costs	0.0	(0.4)	0.0	0.0	0.0	0.0	(0.4)
Dividends paid	(18.1)	(4.5)	0.0	0.0	(5.0)	4.5	(23.1)
Stock issued (repurchased)	(0.8)	0.2	0.0	0.0	0.0	0.0	(0.6)

Net cash provided by (used in) financing activities	(18.9)	(44.9)	0.0	0.0	(5.0)	4.5	(64.3)
Effect of exchange rates on cash	0.0	0.0	0.0	(1.6)	0.9	0.0	(0.7)

Net increase (decrease) in cash and cash equivalents	(0.2)	(4.5)	0.0	(22.2)	3.8	0.0	(23.1)
Cash and cash equivalents at beginning of year	0.2	12.9	0.0	36.9	8.4	0.0	58.4

Cash and cash equivalents at end of period	$0.0	$8.4	$0.0	$14.7	$12.2	$0.0	$35.3

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2009

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$231.8	$90.7	$0.0	$19.5	$3.0	$(232.7)	$112.3
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(15.0)	0.0	(3.7)	(1.5)	0.0	(20.2)
Net cash proceeds (payments) from divestitures and asset sales	0.0	(0.7)	0.0	0.1	0.0	0.0	(0.6)

Net cash (used in) investing activities	0.0	(15.7)	0.0	(3.6)	(1.5)	0.0	(20.8)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	(213.6)	142.8	0.0	0.0	0.0	0.0	(70.8)
Deferred financing costs	0.0	(8.1)	0.0	0.0	0.0	0.0	(8.1)
Dividends paid	(18.0)	(232.7)	0.0	0.0	0.0	232.7	(18.0)

Net cash provided by (used in) financing activities	(231.6)	(98.0)	0.0	0.0	0.0	232.7	(96.9)
Effect of exchange rates on cash	0.0	(1.6)	0.0	2.3	0.0	0.0	0.7

Net increase (decrease) in cash and cash equivalents	0.2	(24.6)	0.0	18.2	1.5	0.0	(4.7)
Cash and cash equivalents at beginning of year	0.0	37.5	0.0	18.7	6.9	0.0	63.1

Cash and cash equivalents at end of period	$0.2	$12.9	$0.0	$36.9	$8.4	$0.0	$58.4

Subsequent Events (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Condensed Consolidating Statement of Income

Condensed Consolidating Statement of Comprehensive Income

For the Three Months Ended March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$211.8	$22.4	$124.4	$38.8	$(16.5)	$380.9
Cost of sales including depreciation and amortization	0.0	189.5	16.3	106.5	36.4	(15.0)	333.7
Selling, general and administrative	0.4	10.5	0.4	5.8	0.9	0.0	18.0

Operating profit (loss)	(0.4)	11.8	5.7	12.1	1.5	(1.5)	29.2
Other income (expense)	15.9	0.0	0.3	0.0	0.4	(15.9)	0.7
Interest expense (income)	0.1	6.7	0.0	1.0	0.6	(1.5)	6.9
Income taxes	(0.2)	5.1	0.1	2.0	0.2	0.0	7.2

Income from continuing operations	15.6	0.0	5.9	9.1	1.1	(15.9)	15.8
Discontinued operations	0.0	(0.1)	0.0	0.2	0.0	0.0	0.1
Noncontrolling interests	0.0	0.0	0.0	0.0	0.3	0.0	0.3

Net income attributable to Koppers	$15.6	$(0.1)	$5.9	$9.3	$0.8	$(15.9)	$15.6

Comprehensive income attributable to Koppers	$22.3	$1.1	$7.7	$13.5	$0.9	$(23.2)	$22.3

Condensed Consolidating Statement of Comprehensive Income

For the Three Months Ended March 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$189.2	$18.9	$108.8	$36.3	$(11.7)	$341.5
Cost of sales including depreciation and amortization	0.0	175.9	13.5	89.4	33.9	(10.2)	302.5
Selling, general and administrative	0.3	9.6	0.5	6.4	0.9	0.0	17.7

Operating profit (loss)	(0.3)	3.7	4.9	13.0	1.5	(1.5)	21.3
Other income (expense)	9.0	0.0	0.0	(0.1)	0.1	(9.0)	0.0
Interest expense (income)	(0.1)	6.9	0.0	1.1	0.3	(1.3)	6.9
Income taxes	(0.1)	2.1	0.0	3.1	0.1	0.0	5.2

Income from continuing operations	8.9	(5.3)	4.9	8.7	1.2	(9.2)	9.2
Discontinued operations	0.0	0.0	0.0	(0.2)	0.0	0.0	(0.2)
Noncontrolling interests	0.0	0.0	0.0	0.0	0.1	0.0	0.1

Net income attributable to Koppers	$8.9	$(5.3)	$4.9	$8.5	$1.1	$(9.2)	$8.9

Comprehensive income attributable to Koppers	$16.6	$(4.4)	$5.8	$14.5	$1.3	$(17.2)	$16.6

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$854.1	$72.6	$443.6	$147.0	$(51.1)	$1,466.2
Cost of sales including depreciation and amortization	(7.8)	762.9	41.6	363.7	138.5	(29.7)	1,269.2
Selling, general and administrative	1.2	41.6	1.8	26.2	3.5	0.0	74.3

Operating profit (loss)	6.6	49.6	29.2	53.7	5.0	(21.4)	122.7
Other income (expense)	29.9	0.3	0.0	(0.3)	0.7	(29.9)	0.7
Interest expense (income)	0.0	27.5	(0.1)	4.9	0.5	(5.6)	27.2
Income taxes	(0.4)	7.7	0.8	28.7	1.9	0.0	38.7

Income from continuing operations	36.9	14.7	28.5	19.8	3.3	(45.7)	57.5
Discontinued operations	0.0	0.0	0.0	(19.9)	0.0	0.0	(19.9)
Noncontrolling interests	0.0	0.0	0.0	0.0	0.7	0.0	0.7

Net income attributable to Koppers	$36.9	$14.7	$28.5	$(0.1)	$2.6	$(45.7)	$36.9

Comprehensive income attributable to Koppers	$18.9	$1.1	$28.0	$(5.1)	$3.5	$(27.5)	$18.9

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$721.2	$45.8	$358.5	$105.9	$(40.9)	$1,190.5
Cost of sales including depreciation and amortization	0.0	657.7	19.1	286.0	94.9	(27.7)	1,030.0
Selling, general and administrative	1.6	32.2	3.3	21.4	3.9	0.0	62.4

Operating profit (loss)	(1.6)	31.3	23.4	51.1	7.1	(13.2)	98.1
Other income (expense)	45.0	0.2	(0.4)	2.4	0.3	(45.0)	2.5
Interest expense (income)	(0.2)	27.9	0.0	4.4	0.0	(5.0)	27.1
Income taxes	(0.5)	1.5	12.2	13.3	2.4	0.0	28.9

Income from continuing operations	44.1	2.1	10.8	35.8	5.0	(53.2)	44.6
Discontinued operations	0.0	0.0	(0.2)	0.1	0.0	0.0	(0.1)
Noncontrolling interests	0.0	0.0	0.0	0.0	0.4	0.0	0.4

Net income attributable to Koppers	$44.1	$2.1	$10.6	$35.9	$4.6	$(53.2)	$44.1

Comprehensive income attributable to Koppers	$54.6	$1.8	$18.9	$40.3	$5.1	$(66.1)	$54.6

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2009

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$709.1	$33.0	$306.4	$79.3	$(52.6)	$1,075.2
Cost of sales including depreciation and amortization	0.0	640.9	(3.7)	248.8	67.0	(28.8)	924.2
Selling, general and administrative	1.8	28.8	3.0	19.7	4.0	0.0	57.3

Operating profit (loss)	(1.8)	39.4	33.7	37.9	8.3	(23.8)	93.7
Other income (expense)	40.2	0.5	(0.3)	0.9	(1.3)	(40.2)	(0.2)
Interest expense (income)	31.1	28.5	0.0	4.2	(0.1)	(5.0)	58.7
Income taxes	(11.5)	2.0	11.0	9.7	2.2	0.0	13.4

Income from continuing operations	18.8	9.4	22.4	24.9	4.9	(59.0)	21.4
Discontinued operations	0.0	(0.3)	0.0	0.3	0.0	0.0	0.0
Noncontrolling interests	0.0	0.0	0.0	0.0	2.6	0.0	2.6

Net income attributable to Koppers	$18.8	$9.1	$22.4	$25.2	$2.3	$(59.0)	$18.8

Comprehensive income attributable to Koppers	$43.5	$12.2	$35.0	$39.1	$1.4	$(87.7)	$43.5

Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$40.0	$2.6	$0.0	$42.6
Accounts receivable, net	5.8	113.1	301.3	81.1	19.1	(328.0)	192.4
Inventories, net	0.0	99.0	0.0	71.1	8.2	(0.1)	178.2
Deferred tax assets	0.0	10.9	(1.5)	0.0	0.2	0.0	9.6
Other current assets	0.0	7.2	0.3	9.9	14.5	0.0	31.9

Total current assets	5.8	230.2	300.1	202.1	44.6	(328.1)	454.7
Equity investments	111.7	77.1	26.5	19.8	4.2	(233.9)	5.4
Property, plant and equipment, net	0.0	100.3	0.0	38.0	15.4	0.0	153.7
Goodwill	0.0	39.8	0.0	31.9	1.3	0.0	73.0
Deferred tax assets	0.0	41.2	(10.5)	12.4	(1.6)	0.0	41.5
Other noncurrent assets	0.0	17.7	126.9	6.8	37.2	(162.8)	25.8

Total assets	$117.5	$506.3	$443.0	$311.0	$101.1	$(724.8)	$754.1

LIABILITIES AND EQUITY
Accounts payable	$0.1	$353.4	$15.3	$36.7	$18.8	$(327.7)	$96.6
Accrued liabilities	4.9	30.2	(0.9)	26.4	5.9	0.0	66.5

Total current liabilities	5.0	383.6	14.4	63.1	24.7	(327.7)	163.1
Long-term debt	0.0	413.0	0.0	64.5	0.0	(163.2)	314.3
Other long-term liabilities	0.0	116.6	2.5	26.1	6.3	0.0	151.5

Total liabilities	5.0	913.2	16.9	153.7	31.0	(490.9)	628.9
Koppers shareholders’ equity	112.5	(406.9)	426.1	157.3	57.4	(233.9)	112.5
Noncontrolling interests	0.0	0.0	0.0	0.0	12.7	0.0	12.7

Total liabilities and equity	$117.5	$506.3	$443.0	$311.0	$101.1	$(724.8)	$754.1

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$45.1	$9.0	$0.0	$54.1
Accounts receivable, net	5.5	112.6	284.0	65.5	13.7	(309.8)	171.5
Inventories, net	0.0	74.8	0.0	77.2	7.0	0.0	159.0
Deferred tax assets	0.0	10.7	(1.5)	0.0	0.1	0.0	9.3
Other current assets	0.0	6.8	0.3	12.0	14.4	0.0	33.5

Total current assets	5.5	204.9	282.8	199.8	44.2	(309.8)	427.4
Equity investments	93.9	77.1	26.3	19.3	3.9	(215.6)	4.9
Property, plant and equipment, net	0.0	102.0	0.0	37.8	15.8	0.0	155.6
Goodwill	0.0	39.8	0.0	31.0	1.3	0.0	72.1
Deferred tax assets	0.0	43.7	(10.5)	12.7	(1.6)	0.0	44.3
Other noncurrent assets	0.0	18.4	131.3	6.7	37.7	(167.7)	26.4

Total assets	$99.4	$485.9	$429.9	$307.3	$101.3	$(693.1)	$730.7

LIABILITIES AND EQUITY
Accounts payable	$0.1	$344.5	$9.8	$44.4	$13.2	$(309.9)	$102.1
Accrued liabilities	4.5	27.2	(0.8)	30.5	6.9	0.0	68.3

Total current liabilities	4.6	371.7	9.0	74.9	20.1	(309.9)	170.4
Long-term debt	0.0	400.8	0.0	62.7	6.3	(167.7)	302.1
Other long-term liabilities	0.0	116.5	2.5	25.8	6.1	0.1	151.0

Total liabilities	4.6	889.0	11.5	163.4	32.5	(477.5)	623.5
Koppers shareholders’ equity	94.8	(403.1)	418.4	143.9	56.4	(215.6)	94.8
Noncontrolling interests	0.0	0.0	0.0	0.0	12.4	0.0	12.4

Total liabilities and equity	$99.4	$485.9	$429.9	$307.3	$101.3	$(693.1)	$730.7

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$45.1	$9.0	$0.0	$54.1
Accounts receivable, net	5.5	112.6	284.0	65.5	13.7	(309.8)	171.5
Inventories, net	0.0	74.8	0.0	77.2	7.0	0.0	159.0
Deferred tax assets	0.0	10.7	(1.5)	0.0	0.1	0.0	9.3
Other current assets	0.0	6.8	0.3	12.0	14.4	0.0	33.5

Total current assets	5.5	204.9	282.8	199.8	44.2	(309.8)	427.4
Equity investments	93.9	77.1	26.3	19.3	3.9	(215.6)	4.9
Property, plant and equipment, net	0.0	102.0	0.0	37.8	15.8	0.0	155.6
Goodwill	0.0	39.8	0.0	31.0	1.3	0.0	72.1
Deferred tax assets	0.0	43.7	(10.5)	12.7	(1.6)	0.0	44.3
Other noncurrent assets	0.0	18.4	131.3	6.7	37.7	(167.7)	26.4

Total assets	$99.4	$485.9	$429.9	$307.3	$101.3	$(693.1)	$730.7

LIABILITIES AND EQUITY
Accounts payable	$0.1	$344.5	$9.8	$44.4	$13.2	$(309.9)	$102.1
Accrued liabilities	4.5	27.2	(0.8)	30.5	6.9	0.0	68.3

Total current liabilities	4.6	371.7	9.0	74.9	20.1	(309.9)	170.4
Long-term debt	0.0	400.8	0.0	62.7	6.3	(167.7)	302.1
Other long-term liabilities	0.0	116.5	2.5	25.8	6.1	0.1	151.0

Total liabilities	4.6	889.0	11.5	163.4	32.5	(477.5)	623.5
Koppers shareholders’ equity	94.8	(403.1)	418.4	143.9	56.4	(215.6)	94.8
Noncontrolling interests	0.0	0.0	0.0	0.0	12.4	0.0	12.4

Total liabilities and equity	$99.4	$485.9	$429.9	$307.3	$101.3	$(693.1)	$730.7

Condensed Consolidating Balance Sheet

December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$8.4	$0.0	$17.0	$9.9	$0.0	$35.3
S-T investments & restricted cash	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Accounts receivable, net	16.6	80.3	460.9	63.3	44.2	(524.5)	140.8
Inventories, net	0.0	78.3	1.2	76.4	9.5	0.0	165.4
Deferred tax assets	0.0	7.4	(1.5)	0.0	0.0	0.0	5.9
Other current assets	0.0	6.9	0.3	14.3	1.5	0.0	23.0

Total current assets	16.6	181.3	460.9	171.0	65.1	(524.5)	370.4
Equity investments	76.7	77.1	26.2	19.4	3.9	(198.6)	4.7
Property, plant and equipment, net	0.0	94.7	0.0	57.6	15.9	0.0	168.2
Goodwill	0.0	39.5	0.0	31.3	1.3	0.0	72.1
Deferred tax assets	0.0	65.4	(43.8)	5.9	(1.4)	0.0	26.1
Other noncurrent assets	0.0	21.6	0.0	4.7	1.3	0.1	27.7

Total assets	$93.3	$479.6	$443.3	$289.9	$86.1	$(723.0)	$669.2

LIABILITIES AND EQUITY
Accounts payable	$0.0	$492.5	$15.1	$94.7	$10.0	$(524.4)	$87.9
Accrued liabilities	4.6	(6.3)	34.8	21.7	5.7	0.0	60.5
Short-term debt and current portion of long-term debt	0.0	0.1	0.0	0.8	0.1	0.0	1.0

Total current liabilities	4.6	486.3	49.9	117.2	15.8	(524.4)	149.4
Long-term debt	0.0	295.4	0.0	0.0	0.0	0.0	295.4
Other long-term liabilities	0.0	99.6	3.0	15.7	6.2	0.0	124.5

Total liabilities	4.6	881.3	52.9	132.9	22.0	(524.4)	569.3
Koppers shareholders’ equity	88.7	(401.7)	390.4	157.0	52.9	(198.6)	88.7
Noncontrolling interests	0.0	0.0	0.0	0.0	11.2	0.0	11.2

Total liabilities and equity	$93.3	$479.6	$443.3	$289.9	$86.1	$(723.0)	$669.2

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows

For the Three Months Ended March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$5.6	$(9.4)	$0.0	$(5.6)	$(6.4)	$0.0	$(15.8)
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(2.7)	0.0	(0.7)	0.0	0.0	(3.4)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.0	0.0	0.2	0.0	0.0	0.2

Net cash provided by (used in) investing activities	0.0	(2.7)	0.0	(0.5)	0.0	0.0	(3.2)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	12.1	0.0	0.0	0.0	0.0	12.1
Dividends paid	(4.5)	0.0	0.0	0.0	0.0	0.0	(4.5)
Stock issued (repurchased)	(1.1)	0.0	0.0	0.0	0.0	0.0	(1.1)

Net cash provided by (used in) financing activities	(5.6)	12.1	0.0	0.0	0.0	0.0	6.5
Effect of exchange rates on cash	0.0	0.0	0.0	1.0	0.0	0.0	1.0

Net increase (decrease) in cash and cash equivalents	0.0	0.0	0.0	(5.1)	(6.4)	0.0	(11.5)
Cash and cash equivalents at beginning of year	0.0	0.0	0.0	45.1	9.0	0.0	54.1

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$40.0	$2.6	$0.0	$42.6

Condensed Consolidating Statement of Cash Flows

For the Three Months Ended March 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$4.6	$(28.7)	$0.0	$17.7	$(3.1)	$0.0	$(9.5)
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(3.6)	0.0	(1.4)	0.0	0.0	(5.0)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Net cash provided by (used in) investing activities	0.0	(3.6)	0.0	(1.4)	0.0	0.0	(5.0)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	(0.1)	24.5	0.0	(0.9)	0.1	0.0	23.6
Deferred financing costs	0.0	(0.5)	0.0	0.0	0.0	0.0	(0.5)
Dividends paid	(4.5)	0.0	0.0	0.0	0.0	0.0	(4.5)
Stock issued (repurchased)	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Net cash provided by (used in) financing activities	(4.6)	24.0	0.0	(0.9)	0.1	0.0	18.6
Effect of exchange rates on cash	0.0	(0.1)	0.0	1.1	0.1	0.0	1.1

Net increase (decrease) in cash and cash equivalents	0.0	(8.4)	0.0	16.5	(2.9)	0.0	5.2
Cash and cash equivalents at beginning of year	0.0	8.4	0.0	17.0	9.9	0.0	35.3

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$33.5	$7.0	$0.0	$40.5

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$18.1	$9.5	$0.0	$37.9	$11.4	$0.0	$76.9
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(24.5)	0.0	(8.6)	(0.7)	0.0	(33.8)
Loan to related party	0.0	0.0	0.0	0.0	(11.7)	0.0	(11.7)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.7	0.0	0.1	0.0	0.0	0.8

Net cash (used in) investing activities	0.0	(23.8)	0.0	(8.5)	(12.4)	0.0	(44.7)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	6.3	0.0	(0.9)	0.0	0.0	5.4
Deferred financing costs	0.0	(0.5)	0.0	0.0	0.0	0.0	(0.5)
Dividends paid	(18.1)	0.0	0.0	0.0	(0.1)	0.0	(18.2)

Net cash provided by (used in) financing activities	(18.1)	5.8	0.0	(0.9)	(0.1)	0.0	(13.3)
Effect of exchange rates on cash	0.0	0.1	0.0	(0.4)	0.2	0.0	(0.1)

Net increase (decrease) in cash and cash equivalents	0.0	(8.4)	0.0	28.1	(0.9)	0.0	18.8
Cash and cash equivalents at beginning of year	0.0	8.4	0.0	17.0	9.9	0.0	35.3

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$45.1	$9.0	$0.0	$54.1

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$18.7	$75.2	$0.0	$9.1	$6.8	$(4.5)	$105.3
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(35.0)	0.0	(30.0)	(0.4)	0.0	(65.4)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.2	0.0	1.7	0.1	0.0	2.0

Net cash (used in) investing activities	0.0	(34.8)	0.0	(28.3)	(0.3)	0.0	(63.4)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	(40.2)	0.0	0.0	0.0	0.0	(40.2)
Deferred financing costs	0.0	(0.4)	0.0	0.0	0.0	0.0	(0.4)
Dividends paid	(18.1)	(4.5)	0.0	0.0	(5.0)	4.5	(23.1)
Stock issued (repurchased)	(0.8)	0.2	0.0	0.0	0.0	0.0	(0.6)

Net cash provided by (used in) financing activities	(18.9)	(44.9)	0.0	0.0	(5.0)	4.5	(64.3)
Effect of exchange rates on cash	0.0	0.0	0.0	(0.7)	0.0	0.0	(0.7)

Net increase (decrease) in cash and cash equivalents	(0.2)	(4.5)	0.0	(19.9)	1.5	0.0	(23.1)
Cash and cash equivalents at beginning of year	0.2	12.9	0.0	36.9	8.4	0.0	58.4

Cash and cash equivalents at end of period	$0.0	$8.4	$0.0	$17.0	$9.9	$0.0	$35.3

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2009

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$231.8	$90.7	$0.0	$19.5	$3.0	$(232.7)	$112.3
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(15.0)	0.0	(3.7)	(1.5)	0.0	(20.2)
Net cash proceeds (payments) from divestitures and asset sales	0.0	(0.7)	0.0	0.1	0.0	0.0	(0.6)

Net cash (used in) investing activities	0.0	(15.7)	0.0	(3.6)	(1.5)	0.0	(20.8)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	(213.6)	142.8	0.0	0.0	0.0	0.0	(70.8)
Deferred financing costs	0.0	(8.1)	0.0	0.0	0.0	0.0	(8.1)
Dividends paid	(18.0)	(232.7)	0.0	0.0	0.0	232.7	(18.0)

Net cash provided by (used in) financing activities	(231.6)	(98.0)	0.0	0.0	0.0	232.7	(96.9)
Effect of exchange rates on cash	0.0	(1.6)	0.0	2.3	0.0	0.0	0.7

Net increase (decrease) in cash and cash equivalents	0.2	(24.6)	0.0	18.2	1.5	0.0	(4.7)
Cash and cash equivalents at beginning of year	0.0	37.5	0.0	18.7	6.9	0.0	63.1

Cash and cash equivalents at end of period	$0.2	$12.9	$0.0	$36.9	$8.4	$0.0	$58.4

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Self-Insured Liabilities

	2011	2010
(Dollars in millions)
Self-insured liabilities at beginning of year	$7.9	$12.1
Expense	2.1	2.5
Reversal of self-insured liabilities	(1.0)	(4.5)
Cash expenditures	(1.6)	(2.2)

Self-insured liabilities at end of year	$7.4	$7.9

Summary of Asset Retirement Obligation Liabilities

	2011	2010
(Dollars in millions)
Asset retirement obligation at beginning of year	$17.0	$16.6
Accretion expense	1.1	1.3
Revision in estimated cash flows	6.3	1.5
Cash expenditures	(3.1)	(2.4)
Acquisitions	0.0	0.3
Currency translation	0.0	(0.3)

Asset retirement obligation at end of year	$21.3	$17.0

Summary of Changes to Deferred Revenue

	2011	2010
(Dollars in millions)
Deferred revenue at beginning of year	$5.7	$6.7
Revenue earned	(0.9)	(1.0)

Deferred revenue at end of year	$4.8	$5.7

Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Business Acquisitions [Abstract]
Schedule of Identifiable Assets Acquired and Liabilities Assumed upon Acquisition

March 1, 2010
(Dollars in millions)
Cash and cash equivalents	$2.1
Accounts receivable	6.5
Inventory	7.1
Other current assets	2.8
Property, plant and equipment	8.7
Intangibles	4.4
Goodwill	6.1

Total assets acquired	37.7
Accounts payable	9.8
Accrued liabilities	3.0
Long-term debt	0.6
Deferred tax liability	2.2
Long-term liabilities	0.5

Net assets acquired	$21.6

Restructuring (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Restructuring [Abstract]
Summary of Restructuring Activities and Related Reserves

	Severance and employee benefits	Environmental remediation	Inventory writedowns	Site demolition	Other	Total
(Dollars in millions)
Reserve at December 31, 2011	$1.8	$6.7	$0.0	$6.2	$1.2	$15.9
Charges	0.0	0.0	0.3	0.0	0.0	0.3
Costs charged against assets	0.0	0.0	(0.3)	0.0	0.0	(0.3)
Reversals	(0.1)	0.0	0.0	0.0	0.0	(0.1)
Cash paid	(0.9)	0.0	0.0	0.0	(0.2)	(1.1)
Currency translation	0.0	0.2	0.0	0.2	0.0	0.4

Reserve at March 31, 2012	$0.8	$6.9	$0.0	$6.4	$1.0	$15.1

	Severance and employee benefits	Environmental remediation	Asset impairment	Inventory writedowns	Site demolition	Other	Total
(Dollars in millions)
Reserve at January 1, 2011	$0.0	$0.0	$0.0	$0.0	$0.0	$0.0	$0.0
Charges	3.4	6.7	20.2	3.3	6.2	1.2	41.0
Costs charged against assets	0.0	0.0	(20.2)	(3.3)	0.0	0.0	(23.5)
Cash paid	(1.6)	0.0	0.0	0.0	0.0	0.0	(1.6)

Reserve at December 31, 2011	$1.8	$6.7	$0.0	$0.0	$6.2	$1.2	$15.9

Equity Investments (Tables)	12 Months Ended
Dec. 31, 2011
Equity Investments [Abstract]
Equity Earnings (Losses) and Dividends Received

	Equity income (loss)	Dividends received
(Dollars in millions)
2011	$0.2	$0.0
2010	0.0	0.0
2009	(1.5)	0.5

Goodwill and Other Identifiable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Identifiable Intangible Assets [Abstract]
Changes in the Carrying Amount of Goodwill

	Carbon Materials & Chemicals	Railroad & Utility Products	Total
(Dollars in millions)
Balance at December 31, 2009	$59.4	$2.2	$61.6
Acquisitions	8.6	0.0	8.6
Currency translation	1.6	0.3	1.9

Balance at December 31, 2010	69.6	2.5	72.1
Acquisitions	0.1	0.3	0.4
Currency translation	(0.3)	(0.1)	(0.4)

Balance at December 31, 2011	$69.4	$2.7	$72.1

Schedule of Identifiable Intangible Assets

	December 31,
	2011			2010
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
(Dollars in millions)
Customer contracts	$12.3	$6.8	$5.5	$13.2	$5.9	$7.3
Supply contracts	2.7	0.5	2.2	2.8	0.2	2.6
Favorable lease agreements	0.8	0.5	0.3	0.8	0.2	0.6
Non-compete agreements	1.2	1.2	0.0	1.2	1.2	0.0

Total	$17.0	$9.0	$8.0	$18.0	$7.5	$10.5

Schedule of Future Amortization Expense

Estimated annual amortization
(Dollars in millions)
2012	$1.5
2013	1.3
2014	1.2
2015	1.2
2016	0.8

Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Future Minimum Commitments for Operating Leases

(Dollars in millions)
2012	$38.1
2013	27.9
2014	13.5
2015	7.9
2016	6.3
Thereafter	31.1

Total	$124.8

Common Stock and Senior Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2011
Common Stock and Senior Convertible Preferred Stock [Abstract]
Schedule of Changes in Senior Convertible Preferred Stock, Common Stock and Treasury Stock

	Year Ended December 31,
	2011	2010	2009
(Shares in thousands)
Senior Convertible Preferred Stock:
Balance at beginning and end of year	0	0	0

Common Stock:
Balance at beginning of year	21,278	21,124	21,097
Issued for employee stock plans	31	154	27

Balance at end of year	21,309	21,278	21,124

Treasury Stock:
Balance at beginning of year	(700)	(669)	(669)
Shares repurchased	(6)	(31)	0

Balance at end of year	(706)	(700)	(669)

Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data (Unaudited) [Abstract]
Schedule of Selected Quarterly Financial Data

	Year Ended December 31, 2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Fiscal Year
(Dollars in millions, except per share amounts)
Statement of operations data:
Net sales	$341.5	$374.5	$381.2	$369.0	$1,466.2
Operating profit	21.3	38.3	40.1	23.0	122.7
Income from continuing operations	9.2	20.4	22.5	5.4	57.5
Net income (loss)(a)	9.0	19.9	22.7	(14.0)	37.6
Net income (loss) attributable to Koppers (a)	8.9	19.8	22.4	(14.2)	36.9
Common stock data:
Earnings (loss) per common share attributable to Koppers common shareholders:
Basic –
Continuing operations	$0.44	$0.99	$1.07	$0.25	$2.75
Discontinued operations(a)	(0.01)	(0.03)	0.01	(0.94)	(0.96)

Earnings per basic common share	$0.43	$0.96	$1.08	$(0.69)	$1.79

Diluted –
Continuing operations	$0.44	$0.99	$1.07	$0.24	$2.72
Discontinued operations(a)	(0.01)	(0.03)	0.01	(0.93)	(0.95)

Earnings per diluted common share	$0.43	$0.96	$1.08	$(0.69)	$1.77

Dividends declared per common share	$0.22	$0.22	$0.22	$0.22	$0.88
Price range of common stock:
High	$42.88	$46.14	$39.23	$36.53	$46.14
Low	34.76	34.63	23.59	24.75	23.59

(a)	In the fourth quarter of 2011, the Company ceased manufacturing operations at its carbon black facility located in Kurnell, Australia. The costs related to this closure totaled $41.0 million in the fourth quarter of 2011. The results of operations of the carbon black facility have been reclassified to discontinued operations for all periods presented as run-off activities were completed in the first quarter of 2012.

	Year Ended December 31, 2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Fiscal Year
(Dollars in millions, except per share amounts)
Statement of operations data:
Net sales	$259.2	$316.5	$321.7	$293.1	$1,190.5
Operating profit	17.0	32.8	33.1	15.2	98.1
Income from continuing operations	7.5	16.4	15.8	4.9	44.6
Net income	7.4	16.1	15.8	5.2	44.5
Net income attributable to Koppers	7.3	16.1	15.6	5.1	44.1
Common stock data:
Earnings (loss) per common share attributable to Koppers common shareholders:
Basic –
Continuing operations	$0.37	$0.79	$0.76	$0.23	$2.14
Discontinued operations	(0.01)	(0.01)	0.00	0.01	0.00

Earnings per basic common share	$0.36	$0.78	$0.76	$0.24	$2.14

Diluted –
Continuing operations	$0.37	$0.79	$0.75	$0.23	$2.13
Discontinued operations	(0.01)	(0.01)	0.00	0.01	0.00

Earnings per diluted common share	$0.36	$0.78	$0.75	$0.24	$2.13

Dividends declared per common share	$0.22	$0.22	$0.22	$0.22	$0.88
Price range of common stock:
High	$33.32	$33.56	$27.19	$36.47	$36.47
Low	25.58	22.42	19.77	25.69	19.77

Dividends (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended									12 Months Ended
	Feb. 15, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividends (Textual) [Abstract]
Dividends declared per common share	$ 0.24	$ 0.24	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.88	$ 0.88	$ 0.88
Common share, dividend declared date		May 3, 2012
Common share, dividend payable date		Jul 9, 2012
Common share, dividend record date		May 15, 2012

Discontinued operations (Summary Of Restructuring Activities And Related Reserves) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2010
Summary of Restructuring Activities and Related Reserves
Reserve at beginning	$ 15.9
Charges	0.3	41
Costs charged against assets	(0.3)	(23.5)
Reversals	(0.1)
Cash paid	(1.1)	(1.6)
Currency translation	0.4
Reserve at end	15.1	0
Reserve at end	15.1	0
Severance And Employee Benefits [Member]
Summary of Restructuring Activities and Related Reserves
Reserve at beginning	1.8
Charges	0	3.4
Costs charged against assets	0	0
Reversals	(0.1)
Cash paid	(0.9)	(1.6)
Currency translation	0
Reserve at end	0.8	0
Reserve at end	0.8	0
Environmental Remediation [Member]
Summary of Restructuring Activities and Related Reserves
Reserve at beginning	6.7
Charges	0	6.7
Costs charged against assets	0	0
Reversals	0
Cash paid	0	0
Currency translation	0.2
Reserve at end	6.9	0
Reserve at end	6.9	0
Inventory Writedowns [Member]
Summary of Restructuring Activities and Related Reserves
Reserve at beginning	0
Charges	0.3	3.3
Costs charged against assets	(0.3)	(3.3)
Reversals	0
Cash paid	0	0
Currency translation	0
Reserve at end	0	0
Reserve at end	0	0
Site Demolition [Member]
Summary of Restructuring Activities and Related Reserves
Reserve at beginning	6.2
Charges	0	6.2
Costs charged against assets	0	0
Reversals	0
Cash paid	0	0
Currency translation	0.2
Reserve at end	6.4	0
Reserve at end	6.4	0
Restructuring Activities Other [Member]
Summary of Restructuring Activities and Related Reserves
Reserve at beginning	1.2
Charges	0	1.2
Costs charged against assets	0	0
Reversals	0
Cash paid	(0.2)	0
Currency translation	0
Reserve at end	1	0
Reserve at end	$ 1	$ 0

Discontinued operations (Summary Of Net Sales And Operating Profit From Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Summary of net sales and operating profit from discontinued operations
Net sales	$ 5.1	$ 17.6
Operating profit	$ 0.3	$ (0.5)

Discontinued operations (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011
Discontinued operations (Textual) [Abstract]
Costs related to closure		$ 41	$ 41
Estimated total future closure costs	1.6		1.7
Future completion period, closure	2014		2014
Cost of Sales [Member]
Discontinued operations (Textual) [Abstract]
Costs related to closure		20.8	20.8
Depreciation and Amortization [Member]
Discontinued operations (Textual) [Abstract]
Costs related to closure		$ 20.2	$ 20.2

Fair Value Measurements (Schedule Of Company's Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value [Member]
Schedule of Company's Financial Instruments
Cash and cash equivalents	$ 42.6	$ 54.1	$ 35.3
Investments and other assets	1.3	1.3	1.3
Long-term debt (including current portion)	340.3	324.4	324.5
Carrying Value [Member]
Schedule of Company's Financial Instruments
Cash and cash equivalents	42.6	54.1	35.3
Investments and other assets	1.3	1.3	1.3
Long-term debt (including current portion)	$ 314.3	$ 302.1	$ 296.4

Comprehensive Income and Equity (Schedule Of Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Comprehensive Income
Net income	$ 15.9	$ (14)	$ 22.7	$ 19.9	$ 9	$ 5.2	$ 15.8	$ 16.1	$ 7.4	$ 37.6	$ 44.5	$ 21.4
Other comprehensive income (loss):
Change in currency translation adjustment	5.5				6.9					(2.5)	11.5	24
Change in unrecognized pension net loss, net of tax	1.3				0.9					(14.9)	(0.7)	1.9
Change in unrecognized pension transition asset, net of tax	(0.1)				0					0.2	0.2	0.2
Total comprehensive income	22.6				16.8					20.1	55.3	47
Less: comprehensive income attributable to noncontrolling interests	0.3				0.2					1.2	0.7	3.5
Comprehensive income attributable to Koppers	$ 22.3				$ 16.6					$ 18.9	$ 54.6	$ 43.5

Comprehensive Income and Equity (Schedule Of Change In Equity) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Change in Equity
Beginning balance	$ 107.2			$ 113	$ 99.9				$ 54.8	$ 99.9	$ 54.8
Net income	15.9	(14)	22.7	19.9	9	5.2	15.8	16.1	7.4	37.6	44.5	21.4
Issuance of common stock	0.6				0.2
Employee stock plans	1.6				0.9
Other comprehensive income	6.7				7.8
Dividends	(5.1)				(4.6)
Repurchases of common stock	(1.7)				(0.2)
Ending balance	125.2	107.2			113	99.9				107.2	99.9	54.8
Ending balance	125.2	107.2			113	99.9				107.2	99.9	54.8
Total Koppers Shareholders' Equity' [Member]
Schedule of Change in Equity
Beginning balance	94.8				88.7					88.7
Net income	15.6				8.9
Issuance of common stock	0.6				0.2
Employee stock plans	1.6				0.9
Other comprehensive income	6.7				7.7
Dividends	(5.1)				(4.6)
Repurchases of common stock	(1.7)				(0.2)
Ending balance	112.5				101.6
Ending balance	112.5				101.6
Noncontrolling Interests [Member]
Schedule of Change in Equity
Beginning balance	12.4				11.2					11.2
Net income	0.3				0.1
Issuance of common stock	0				0
Employee stock plans	0				0
Other comprehensive income	0				0.1
Dividends	0				0
Repurchases of common stock	0				0
Ending balance	12.7				11.4
Ending balance	$ 12.7				$ 11.4

Earnings Per Common Share (Schedule Of Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	0 Months Ended	3 Months Ended									12 Months Ended
	Feb. 15, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Basic and Diluted Earnings per Common Share
Net Income (Loss) Attributable to Parent		$ 15.6	$ (14.2)	$ 22.4	$ 19.8	$ 8.9	$ 5.1	$ 15.6	$ 16.1	$ 7.3	$ 36.9	$ 44.1	$ 18.8
Less: Income (loss) from discontinued operations		0.1				(0.2)					0	(0.2)	(0.3)
Income from continuing operations attributable to Koppers		$ 15.5				$ 9.1					$ 36.9	$ 44.3	$ 19.1
Weighted Average Number of Shares Outstanding, Basic		20,669				20,588					20,599	20,543	20,446
Effect of dilutive securities		234				136					234	133	115
Diluted		20,903				20,724					20,833	20,676	20,561
Basic earnings per common share		$ 0.74				$ 0.44	$ 0.24	$ 0.76	$ 0.79	$ 0.36	$ 1.79	$ 2.15	$ 0.93
Diluted earnings per common share		$ 0.74				$ 0.44	$ 0.24	$ 0.75	$ 0.79	$ 0.36	$ 1.77	$ 2.14	$ 0.92
Antidilutive securities excluded from computation of diluted earnings per common share		181				95					106	154	103
Earnings and Dividends per Common Share (Textual) [Abstract]
Common Stock, Dividends, Per Share, Declared	$ 0.24	$ 0.24	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.88	$ 0.88	$ 0.88

Stock-Based Compensation (Summary Of Performance Stock Units With Uncompleted Performance Periods) (Details)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Performance Stock Units
Number of shares outstanding	409,789	353,452	291,591
2009-2011 [Member] | Performance Stock Units [Member]
Summary of Performance Stock Units
Number of shares outstanding		134,928
2009-2011 [Member] | Performance Stock Units [Member] | Minimum [Member]
Summary of Performance Stock Units
Number of shares outstanding		0
2009-2011 [Member] | Performance Stock Units [Member] | Maximum [Member]
Summary of Performance Stock Units
Number of shares outstanding		202,392
2010-2011 [Member] | Performance Stock Units [Member]
Summary of Performance Stock Units
Number of shares outstanding		65,411
2010-2011 [Member] | Performance Stock Units [Member] | Minimum [Member]
Summary of Performance Stock Units
Number of shares outstanding		0
2010-2011 [Member] | Performance Stock Units [Member] | Maximum [Member]
Summary of Performance Stock Units
Number of shares outstanding		98,117
2011-2012 [Member] | Performance Stock Units [Member]
Summary of Performance Stock Units
Number of shares outstanding	88,010	89,056
2011-2012 [Member] | Performance Stock Units [Member] | Minimum [Member]
Summary of Performance Stock Units
Number of shares outstanding	0	0
2011-2012 [Member] | Performance Stock Units [Member] | Maximum [Member]
Summary of Performance Stock Units
Number of shares outstanding	132,015	133,584
2012-2014 [Member] | Performance Stock Units [Member]
Summary of Performance Stock Units
Number of shares outstanding	104,598
2012-2014 [Member] | Performance Stock Units [Member] | Minimum [Member]
Summary of Performance Stock Units
Number of shares outstanding	0
2012-2014 [Member] | Performance Stock Units [Member] | Maximum [Member]
Summary of Performance Stock Units
Number of shares outstanding	156,897

Stock-Based Compensation (Summary Of Non-Vested Stock Activity) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Summary of Non-Vested Stock Activity
Non-vested, Beginning Balance	454,380	378,399
Granted	156,644	153,616
Credited from dividends	10,430	11,320
Performance stock unit adjustment	(40,112)	(50,600)
Vested	(156,256)	(23,580)
Forfeited	(2,545)	(14,775)
Non-vested, Ending Balance	422,541	454,380
Non-vested, Beginning, Weighted Average Grant Date Fair Value per Unit	$ 26.43	$ 23.31
Granted, Weighted Average Grant Date Fair Value per Unit	$ 38.21	$ 40.41
Credited from dividends, Weighted Average Grant Date Fair Value per Unit	$ 35.74	$ 27.31
Performance stock unit adjustment, Weighted Average Grant Date Fair Value per Unit	$ 10.68	$ 38.92
Vested, Weighted Average Grant Date Fair Value per Unit	$ 16.42	$ 38.92
Forfeited, Weighted Average Grant Date Fair Value per Unit	$ 36.43	$ 29.96
Non-vested, Ending, Weighted Average Grant Date Fair Value per Unit	$ 36.16	$ 26.43
Restricted Stock Units [Member]
Summary of Non-Vested Stock Activity
Non-vested, Beginning Balance	156,665	121,397
Granted	52,046	60,501
Credited from dividends	3,358	3,627
Performance stock unit adjustment	0	0
Vested	(69,243)	(23,580)
Forfeited	(1,022)	(5,280)
Non-vested, Ending Balance	141,804	156,665
Performance Stock Units [Member]
Summary of Non-Vested Stock Activity
Non-vested, Beginning Balance	297,715	257,002
Granted	104,598	93,115
Credited from dividends	7,072	7,693
Performance stock unit adjustment	(40,112)	(50,600)
Vested	(87,013)	0
Forfeited	(1,523)	(9,495)
Non-vested, Ending Balance	280,737	297,715

Stock-Based Compensation (Stock Options Fair Value Assumptions) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012 Y	Dec. 31, 2011 Y
February 2012 Grant [Member]
Stock Options Fair Value Assumptions
Grant date price per share of option award	$ 38.21
Expected dividend yield per share	2.75%
Expected life in years	6.5
Expected volatility	55.06%
Risk-free interest rate	1.34%
Grant date fair value per share of option awards	$ 15.82
February 2011 Grant [Member]
Stock Options Fair Value Assumptions
Grant date price per share of option award	$ 40.26	$ 40.26
Expected dividend yield per share	2.50%	2.50%
Expected life in years	6.5	6.5
Expected volatility	60.00%	60.00%
Risk-free interest rate	3.02%	3.02%
Grant date fair value per share of option awards	$ 19.28	$ 19.28
August 2010 Grant [Member]
Stock Options Fair Value Assumptions
Grant date price per share of option award	$ 20	$ 20
Expected dividend yield per share	2.50%	2.50%
Expected life in years	6.5	6.5
Expected volatility	62.00%	62.00%
Risk-free interest rate	3.05%	3.05%
Grant date fair value per share of option awards	$ 9.82	$ 9.82
February 2010 Grant [Member]
Stock Options Fair Value Assumptions
Grant date price per share of option award	$ 28.1	$ 28.1
Expected dividend yield per share	2.50%	2.50%
Expected life in years	6.5	6.5
Expected volatility	62.00%	62.00%
Risk-free interest rate	3.05%	3.05%
Grant date fair value per share of option awards	$ 13.81	$ 13.81
February 2009 Grant [Member]
Stock Options Fair Value Assumptions
Grant date price per share of option award		$ 15.26
Expected dividend yield per share		2.50%
Expected life in years		6.5
Expected volatility		51.00%
Risk-free interest rate		2.05%
Grant date fair value per share of option awards		$ 6.19

Stock-Based Compensation (Stock Options Activity) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012 Y	Dec. 31, 2011 Y
Stock Options Activity
Outstanding at Beginning	353,452	291,591
Granted	95,899	73,910
Exercised	(39,562)	(7,150)
Forfeited		(4,899)
Outstanding at End	409,789	353,452
Exercisable at End	183,419	95,568
Outstanding at Beginning, Weighted Average Exercise Price per Option	$ 27.65	$ 24.63
Granted, Weighted Average Exercise Price per Option	$ 38.21	$ 40.26
Exercised, Weighted Average Exercise Price per Option	$ 15.26	$ 29.97
Forfeited, Weighted Average Exercise Price per Option		$ 34.64
Outstanding at End, Weighted Average Exercise Price per Option	$ 31.32	$ 27.65
Exercisable at End, Weighted Average Exercise Price per Option	$ 25.39	$ 34.7
Outstanding at End, Weighted Average Remaining Contractual Term (in years)	7.71	7.27
Exercisable at End, Weighted Average Remaining Contractual Term (in years)	6.04	5.51
Outstanding at End, Aggregate Intrinsic Value	$ 3.2	$ 3
Exercisable at End, Aggregate Intrinsic Value	$ 2.5	$ 0.2

Stock-Based Compensation (Stock-Based Compensation Expense) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation Expense
Selling, general and administrative expenses	$ 1.5	$ 0.8	$ 5.3	$ 3.3	$ 2.5
Less related income tax benefit	0.6	0.3	2	1.3	1
Decrease in net income attributable to Koppers	$ 0.9	$ 0.5	$ 3.3	$ 2	$ 1.5

Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 29, 2012	Mar. 31, 2012 M	Dec. 31, 2011 M
Stock-based Compensation (Textual) [Abstract]
Percentage of performance stock units vested	59.50%	128.20%
Stock options, vesting period in years		3 years	3 years
Stock options, term in years		10 years	10 years
Future compensation expense related to non-vested stock-based compensation arrangements		$ 13.5	$ 7.3
Future compensation expense, Weighted average period over which it is expected to be recognized in months		28	23
Minimum [Member]
Stock-based Compensation (Textual) [Abstract]
Percentage of target award the participants earn		0.00%	0.00%
Maximum [Member]
Stock-based Compensation (Textual) [Abstract]
Percentage of target award the participants earn		150.00%	150.00%

Segment Information (Summary Of Results Of Segment Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Results of Segment Operations
Revenues from external customers	$ 380.9	$ 385.2	$ 401	$ 393.6	$ 341.5	$ 307.8	$ 336.3	$ 327.1	$ 274.3	$ 1,538.9	$ 1,245.5	$ 1,124.4
Depreciation & amortization	6.8				6.4					48.8	28.1	24.8
Operating profit	29.2	(19.2)	40.3	37.1	21.3	15.9	33.5	32.8	16.8	79	99	94.9
Capital expenditures (including acquisitions)										33.8	65.4	20.2
Carbon Materials & Chemicals [Member]
Summary of Results of Segment Operations
Revenues from external customers	249.5				218.6					1,015.8	795.6	655.2
Intersegment revenues	30				27.5					95.2	97.2	91.5
Depreciation & amortization	4.1				4.3					39.3	18.7	17.5
Operating profit	20.5				14.1					45.4	77.6	58.5
Capital expenditures (including acquisitions)										23	44.9	10.7
Railroad & Utility Products [Member]
Summary of Results of Segment Operations
Revenues from external customers	131.4				122.9					523.1	449.9	469.2
Depreciation & amortization	2.7				2.1					9.5	9.4	7.3
Operating profit	9.1				7.5					34.8	23	38.2
Capital expenditures (including acquisitions)										10.2	20.2	8.5
Corporate [Member]
Summary of Results of Segment Operations
Operating profit	(0.4)				(0.3)					(1.2)	(1.6)	(1.8)
Capital expenditures (including acquisitions)										$ 0.6	$ 0.3	$ 1

Segment Information (Summary Of Assets And Goodwill By Segment) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of Assets and Goodwill by Segment
Segment assets	$ 754.1	$ 730.7		$ 669.2
Cash and cash equivalents	42.6	54.1	40.5	35.3	58.4	63.1
Income Taxes Receivable, Current	1.2	10.6		11.9
Deferred taxes		41.8		27.1
Deferred financing costs		8.2		9.1
Deferred charges		3.5		4
Other		6.6		6.4
Goodwill	73	72.1		72.1	61.6
Carbon Materials & Chemicals [Member]
Summary of Assets and Goodwill by Segment
Segment assets	510.2	495.2		447.4
Goodwill	70.2	69.4		69.6
Railroad & Utility Products [Member]
Summary of Assets and Goodwill by Segment
Segment assets	185.1	164.6		154.8
Goodwill	2.8	2.7		2.5
All Other [Member]
Summary of Assets and Goodwill by Segment
Segment assets	58.8	70.9
Segment Assets [Member]
Summary of Assets and Goodwill by Segment
Segment assets		659.8		602.2
Cash And Cash Equivalents [Member]
Summary of Assets and Goodwill by Segment
Cash and cash equivalents		$ 0.2		$ 8.5

Segment Information (Schedule Of Revenues And Long-Lived Assets By Geographic Area) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Revenues and Long-Lived Assets by Geographic Area
Revenues from external customers	$ 380.9	$ 385.2	$ 401	$ 393.6	$ 341.5	$ 307.8	$ 336.3	$ 327.1	$ 274.3	$ 1,538.9	$ 1,245.5	$ 1,124.4
Long-lived assets		256				272.7				256	272.7	237.4
United States [Member]
Schedule of Revenues and Long-Lived Assets by Geographic Area
Revenues from external customers										857.8	672.5	649.1
Long-lived assets		161.6				157.1				161.6	157.1	149.1
Australia [Member]
Schedule of Revenues and Long-Lived Assets by Geographic Area
Revenues from external customers										349.4	276.9	239.4
Long-lived assets		58.7				79.8				58.7	79.8	73.4
Europe [Member]
Schedule of Revenues and Long-Lived Assets by Geographic Area
Revenues from external customers										248	194	144.1
Long-lived assets		35.7				35.8				35.7	35.8	14.9
Other Countries [Member]
Schedule of Revenues and Long-Lived Assets by Geographic Area
Revenues from external customers										83.7	102.1	91.8
Long-lived assets		$ 0				$ 0				$ 0	$ 0	$ 0

Segment Information (Schedule Of Segment Revenues For Significant Product Lines) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Segment Revenues for Significant Product Lines
Net sales	$ 380.9	$ 385.2	$ 401	$ 393.6	$ 341.5	$ 307.8	$ 336.3	$ 327.1	$ 274.3	$ 1,538.9	$ 1,245.5	$ 1,124.4
Carbon Materials & Chemicals [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales	249.5				218.6					1,015.8	795.6	655.2
Carbon Materials & Chemicals [Member] | Carbon Pitch [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										431.1	325.6	302.9
Carbon Materials & Chemicals [Member] | Creosote And Carbon Black Feedstock [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										148	104.4	76.3
Carbon Materials & Chemicals [Member] | Phthalic Anhydride [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										112.4	93.9	67.3
Carbon Materials & Chemicals [Member] | Naphthalene [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										72.3	68	49.8
Carbon Materials & Chemicals [Member] | Carbon Black [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										80.4	50.6	45.4
Carbon Materials & Chemicals [Member] | Other Products [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										171.6	153.1	113.5
Railroad & Utility Products [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales	131.4				122.9					523.1	449.9	469.2
Railroad & Utility Products [Member] | Railroad Crossties [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										324.9	282.5	298.1
Railroad & Utility Products [Member] | Utility Poles [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										84.2	73.3	66.8
Railroad & Utility Products [Member] | Creosote [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										52.7	57.9	60.6
Railroad & Utility Products [Member] | Rail Joint Bars [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										24.7	0.1	0
Railroad & Utility Products [Member] | Other Products [Member]
Schedule of Segment Revenues for Significant Product Lines
Net sales										$ 36.6	$ 36.1	$ 43.7

Segment Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012 Segment	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 Segment	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Depreciation										$ 46	$ 25.6	$ 22.8
Operating profit	29.2	(19.2)	40.3	37.1	21.3	15.9	33.5	32.8	16.8	79	99	94.9
Revenues from external customers	380.9	385.2	401	393.6	341.5	307.8	336.3	327.1	274.3	1,538.9	1,245.5	1,124.4
Segment Information (Textual) [Abstract]
Number of reportable segments	2									2
Revenue percentage		11.00%								11.00%
Australia [Member]
Segment Reporting Information [Line Items]
Revenues from external customers										349.4	276.9	239.4
Australia [Member] | Carbon Black [Member]
Segment Reporting Information [Line Items]
Depreciation										20.2
Operating profit										41
Non United State Countries [Member]
Segment Reporting Information [Line Items]
Revenues from external customers										$ 681.1	$ 573	$ 475.3

Income Taxes (Summary Of Income Tax Provision) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal			$ 12.6	$ 10	$ (21.1)
State			1	0.4	0.1
Foreign			12.5	13.7	11.9
Total current tax provision (benefit)			26.1	24.1	(9.1)
Deferred:
Federal			(5.2)	4.1	22.7
State			0.1	0.3	(0.7)
Foreign			(6.1)	0.6	0.9
Total deferred tax provision	2	0.2	(11.3)	5	22.9
Total income tax provision	$ 7.2	$ 5.2	$ 14.9	$ 29.1	$ 13.8

Income Taxes (Summary Of Income Taxes Reconciled With The Federal Statutory Rates) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Income Taxes Reconciled with the Federal Statutory Rates
Federal income tax rate	35.00%		35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit	1.40%	1.10%	1.30%	0.70%	(1.20%)
Foreign earnings taxed at different rates			(13.70%)	2.60%	5.20%
Domestic production activities deduction	(1.50%)	(1.30%)	(2.30%)	(0.70%)	0.00%
Non-deductible fines and penalties			0.30%	0.00%	1.10%
Deferred tax adjustments			0.20%	0.00%	(0.90%)
Change in tax contingency reserves	0.80%	0.90%	6.90%	0.20%	0.30%
Other			0.70%	1.70%	(0.70%)
Total effective tax rate	32.80%	36.30%	28.40%	39.50%	38.80%

Income Taxes (Summary Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Pension and other postretirement benefits obligations	$ 38.7	$ 30.9
Reserves, including insurance, environmental and deferred revenue	29.8	12
Net operating loss benefit	11.2	10.6
Accrued employee compensation	10.7	8.6
Asset retirement obligations	5.1	4.9
Book/tax inventory accounting differences	1.6	1.8
Capital loss benefit	1.5	2
Tax credits	0.4	0.3
Excess tax basis on Koppers Australia assets	0.2	0.9
Other	2.4	4.1
Valuation allowance	(10.2)	(11.4)
Total deferred tax assets	91.4	64.7
Deferred tax liabilities:
Tax over book depreciation and amortization	27.6	23.1
Unremitted earnings of foreign subsidiaries	6.1	5.9
Tax/book inventory accounting differences	1.7	1.9
Other	5.5	4.3
Total deferred tax liabilities	40.9	35.2
Net deferred tax assets	$ 50.5	$ 29.5

Income Taxes (Summary Of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012
Summary of Unrecognized Tax Benefits
Balance at beginning of year	$ 6.5	$ 4	$ 4	$ 10.1
Additions based on tax provisions related to the current year	4	0.4	0.5
Additions for tax provisions of prior years	0	2.6	0
Reductions as a result of a lapse of the applicable statute of limitations	(0.6)	(0.5)	(0.5)
Balance at end of year	$ 9.9	$ 6.5	$ 4	$ 10.1

Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes (Textual) [Abstract]
Net operating losses			$ 11.2	$ 10.6
Income Taxes (Additional Textual) [Abstract]
Income before income taxes			8.1	51.2	42.4
Undistributed earnings			94
Employee post-retirement benefit plans			9.2	0.6	(2.5)
Income tax benefit related to restricted stock and stock options				0.2
Valuation allowance, operating loss carryforwards			8.7
Valuation allowance, capital loss			1.5
Percentage of pretax income	32.80%	36.30%	28.40%	39.50%	38.80%
Net tax benefit included in income taxes, discrete items	0.3
U.S. federal statutory rate	35.00%		35.00%	35.00%	35.00%
Effective income tax rate, taxes on foreign earnings differential	(3.50%)
Nondeductible expenses	0.60%	0.60%
State taxes	1.40%	1.10%	1.30%	0.70%	(1.20%)
Uncertain tax positions	0.80%	0.90%	6.90%	0.20%	0.30%
Domestic manufacturing deduction	(1.50%)	(1.30%)	(2.30%)	(0.70%)	0.00%
Unrecognized tax benefits with impact on the effective tax rate	7.3		7.1	3.5
Unrecognized tax benefits	10.1		9.9	6.5	4	4
Interest expense and related penalties			0.2	0.2	0.1
Accrued interest expense and penalties	1		0.9	0.7
State [Member]
Income Taxes (Textual) [Abstract]
Net operating losses			14.3
Operating losses expiration			2014 to 2030
Foreign [Member]
Income Taxes (Textual) [Abstract]
Net operating losses			$ 2
Operating losses expiration			2019

Inventories (Components Of Inventories) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012
Components of Inventories
Raw materials	$ 91.5	$ 107.6	$ 105.2
Work in process	20.1	7.6	22.1
Finished goods	95.1	95	99.4
Inventory, gross	206.7	210.2	226.7
Less revaluation to LIFO	47.7	44.8	48.5
Net	159	165.4	178.2
Inventories (Textual) [Abstract]
Increase in operating profit due to LIFO liquidations	$ 0.3	$ 1.2

Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Property, Plant and Equipment
Property, plant and equipment, gross	$ 641.1	$ 634.8	$ 649.6
Less accumulated depreciation	487.4	479.2	481.4
Net	153.7	155.6	168.2
Land [Member]
Schedule of Property, Plant and Equipment
Property, plant and equipment, gross	6.7	6.6	7.6
Buildings [Member]
Schedule of Property, Plant and Equipment
Property, plant and equipment, gross	35.1	34.7	36.5
Machinery And Equipment [Member]
Schedule of Property, Plant and Equipment
Property, plant and equipment, gross	$ 599.3	$ 593.5	$ 605.5

Property, Plant And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property Plant and Equipment (Textual) [Abstract]
Depreciation	$ 46	$ 25.6	$ 22.8
Impairment charges	$ 20.2	$ 1.8

Pensions And Postretirement Benefit Plans (Schedule Of Net Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Net Benefit Cost
Service cost	$ 0.9	$ 0.8
Interest cost	2.8	2.9
Expected return on plan assets	(2.7)	(2.8)
Amortization of net loss	2	1.6
Amortization of transition asset	(0.1)	(0.1)
Net periodic benefit cost	2.9	2.4
Defined contribution plans expense	1.5	1.5	4.8	4.7	2.5
Other postretirement benefit plan expense	0.2	0.2
Multi-employer contribution plan expense	0.2	0.2	0.7	0.7
Pension Benefits [Member]
Schedule of Net Benefit Cost
Service cost			3.3	3.1	2.8
Interest cost			11.1	11.4	10.8
Expected return on plan assets			(11)	(9.9)	(8.5)
Amortization of prior service cost			0.1	0.2	0.2
Amortization of net loss			6.3	5.2	6.3
Amortization of transition asset			(0.3)	(0.3)	(0.3)
Settlements and curtailments			0.2	0.5	0
Net periodic benefit cost			9.7	10.2	11.3
Other Benefits [Member]
Schedule of Net Benefit Cost
Service cost			0.2	0.2	0.2
Interest cost			0.6	0.7	0.8
Expected return on plan assets			0	0	0
Amortization of prior service cost			(0.1)	(0.1)	(0.3)
Amortization of net loss			0	0	0
Amortization of transition asset			0	0	0
Settlements and curtailments			0	0	0
Net periodic benefit cost			$ 0.7	$ 0.8	$ 0.7

Pensions And Postretirement Benefit Plans (Schedule Of Change In The Funded Status Of The Pension And Post-Retirement Plans) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Pension Benefits [Member]	Dec. 31, 2010 Pension Benefits [Member]	Dec. 31, 2009 Pension Benefits [Member]	Dec. 31, 2011 Other Benefits [Member]	Dec. 31, 2010 Other Benefits [Member]	Dec. 31, 2009 Other Benefits [Member]
Schedule of Change in the Funded Status of the Pension and Post-Retirement Plans
Benefit obligation at beginning of year					$ 215.9	$ 201.9		$ 12.8	$ 13.6
Service cost	0.9	0.8			3.3	3.1	2.8	0.2	0.2	0.2
Interest cost	2.8	2.9			11.1	11.4	10.8	0.6	0.7	0.8
Plan participants' contributions					0.2	0.2		0	0
Actuarial losses (gains)					20.2	12.9		(0.5)	(0.5)
Settlements					(0.8)	(2.4)		0	0
Curtailments					0	(1.1)		0	0
Currency translation					(0.3)	(0.7)		0	0
Benefits paid					(10.2)	(9.4)		(0.5)	(1.2)
Benefit obligation at end of year					239.5	215.9	201.9	12.5	12.8	13.6
Fair value of plan assets at beginning of year	146.6	141.6			141.6	132.8		0	0
Actual return on plan assets					0.1	14.3		0	0
Employer contribution					15.9	6.3		0.5	1.2
Settlements					(0.8)	(2.4)		0	0
Currency translation					(0.2)	(0.2)		0	0
Fair value of plan assets at end of year					146.6	141.6	132.8	0	0	0
Funded status of the plan					(92.9)	(74.3)		(12.5)	(12.8)
Noncurrent assets					0.3	0.9		0	0
Current liabilities					0.7	0.6		1	1.3
Noncurrent liabilities	104.8		104.1	86.1	92.5	74.6		11.5	11.5
Benefit obligation					231.5	208.1
Fair value of plan assets					138.3	132.9
Accumulated benefit obligation					224.1	201.6
Fair value of plan assets with accumulated benefit obligation					$ 138.3	$ 132.9

Pensions And Postretirement Benefit Plans (Schedule Of Projected Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension Benefits [Member]
Schedule of Projected Benefit Payments
2012	$ 12.1
2013	10.8
2014	11.6
2015	11.9
2016	13.1
2017-2021	72
Other Benefits [Member]
Schedule of Projected Benefit Payments
2012	1
2013	0.9
2014	0.9
2015	0.9
2016	0.9
2017-2021	$ 4.6

Pensions And Postretirement Benefit Plans (Schedule Of Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Schedule of Weighted-Average Assumptions
Discount rate	4.55%	5.28%
Expected return on plan assets	7.68%	7.65%
Rate of compensation increase	3.09%	3.10%
Other Benefits [Member]
Schedule of Weighted-Average Assumptions
Discount rate	4.37%	5.09%
Initial medical trend rate	7.80%	8.00%

Pensions And Postretirement Benefit Plans (Schedule Of Weighted Average Asset Allocation For The Company's Pension Plans) (Details)	Dec. 31, 2011	Dec. 31, 2010
Schedule of Weighted Average Asset Allocation for the Company's Pension Plans
Equity securities	64.00%	67.00%
Debt securities	30.00%	27.00%
Other	6.00%	6.00%
Total asset allocation	100.00%	100.00%

Pensions And Postretirement Benefit Plans (Schedule Of Pension Plan Assets At Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	$ 146.6	$ 141.6
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
Significant Observable Inputs (Level 2) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	146.6	141.6
Significant Unobservable Inputs (Level 3) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
U.S. Equity Securities [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	71.8	70.3
U.S. Equity Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
U.S. Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	71.8	70.3
U.S. Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
International Equity Securities [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	22.6	25.3
International Equity Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
International Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	22.6	25.3
International Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
U.S. Debt Securities [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	22	18.5
U.S. Debt Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
U.S. Debt Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	22	18.5
U.S. Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
International Debt Securities [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	22.4	19.3
International Debt Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
International Debt Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	22.4	19.3
International Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
Real Estate and Other Investments [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	1.6	1.6
Real Estate and Other Investments [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
Real Estate and Other Investments [Member] | Significant Observable Inputs (Level 2) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	1.6	1.6
Real Estate and Other Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
Cash And Cash Equivalents [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	6.2	6.6
Cash And Cash Equivalents [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	0	0
Cash And Cash Equivalents [Member] | Significant Observable Inputs (Level 2) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	6.2	6.6
Cash And Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Schedule of Pension Plan Assets at Fair Value
Fair value of pension plan assets	$ 0	$ 0

Pensions And Postretirement Benefit Plans (Schedule Of Health Care Cost Trend Rates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Schedule of Health Care Cost Trend Rates
Postretirement benefit expense one-percentage increase	$ 0
Postretirement benefit expense one-percentage decrease	0
Postretirement benefit liability one-percentage increase	0.3
Postretirement benefit liability one-percentage decrease	$ (0.3)

Pensions And Postretirement Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pensions and Post Retirement Benefit Plans (Additional Textual) [Abstract]
Defined contribution plans expense	$ 1.5	$ 1.5	$ 4.8	$ 4.7	$ 2.5
Multi-employer contribution plan expense	0.2	0.2	0.7	0.7
Amortization of prior service cost			0.1
Amortization of net loss			8.1
Amortization of transition asset			(0.3)
Accumulated benefit obligation pension plans			231.5	209.4
Time horizon of return on assets allocation, in years			20 years
Operating expense			5.6	5	4.5
Pension Benefits [Member]
Pensions and Post Retirement Benefit Plans (Textual) [Abstract]
Expected contributions by the employer			12.9
Expected return on plan assets			7.68%	7.65%
Other Benefits [Member]
Pensions and Post Retirement Benefit Plans (Textual) [Abstract]
Expected contributions by the employer			$ 1
Initial health care cost trend rate			7.80%	8.00%
Growth Seeking Assets [Member]
Pensions and Post Retirement Benefit Plans (Textual) [Abstract]
Target allocation investment strategy, minimum			50.00%
Target allocation investment strategy, maximum			75.00%
Income Generating Assets [Member]
Pensions and Post Retirement Benefit Plans (Textual) [Abstract]
Target allocation investment strategy, minimum			25.00%
Target allocation investment strategy, maximum			50.00%
Minimum [Member]
Pensions and Post Retirement Benefit Plans (Textual) [Abstract]
Initial health care cost trend rate			4.50%

Debt (Schedule Of Debt) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Mar. 31, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]	Dec. 31, 2011 Other Debt, Including Capital Leases [Member]
Schedule of debt
Revolving Credit Facility	$ 18.5	$ 6.4	$ 0
Senior Notes	295.8	295.7	295.3
Other debt, including capital leases		0	1.1
Total debt	314.3	302.1	296.4
Less short-term debt and current maturities of long-term debt	0	0	1
Long-term debt (excluding current portion)	$ 314.3	$ 302.1	$ 295.4				$ 295
Debt, Weighted Average Interest Rate				3.41%	2.55%	7.88%	7.88%	0.00%
Debt, maturity date				2015	2015	2019	2019

Debt (Schedule Of Debt Maturities) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of debt maturities
2012		$ 0
2013		0
2014		0
2015		6.4
2016		0
Thereafter		300
Total maturities		306.4
Future accretion on Senior Notes		(4.3)
Total debt	$ 314.3	$ 302.1	$ 296.4

Debt (Narrative) (Details) (USD $)	12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012 Revolving Credit Facility [Member]	Mar. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2010 Revolving Credit Facility [Member]	Dec. 31, 2009 Revolving Credit Facility [Member]	Mar. 31, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]	Dec. 01, 2009 Senior Notes [Member]	Dec. 31, 2009 Senior Discount Notes [Member]	Oct. 31, 2009 Interest Rate Swap [Member]	Dec. 31, 2009 Interest Rate Swap [Member]	Dec. 31, 2009 Senior Secured Notes [Member]
Debt (Textual) [Abstract]
Line of credit facility, borrowing capacity				$ 300,000,000		$ 300,000,000
Line of credit facility, commitment fees				300,000	300,000	1,100,000	1,300,000	1,800,000
Debt instrument, unused borrowing capacity				263,600,000		275,800,000
Letters of credit, amount outstanding				9,900,000		14,200,000
Debt, weighted average interest rate				3.41%		2.55%			7.88%	7.88%
Debt instrument, issuance date									December 1, 2009	December 1, 2009
Debt, maturity date				2015		2015			2019	2019		2014			2013
Debt instrument, offering price percentage									98.31%	98.31%
Debt instrument, offering value									294,900,000	294,900,000
Debt instrument, face amount									300,000,000	300,000,000	300,000,000	203,000,000
Debt instrument, effective interest rate									8.13%	8.13%		9.88%			9.88%
Debt instrument, redemption price percentage									103.94%	103.94%
Loss on extinguishment of debt	0	0	(22,400,000)									13,200,000			9,200,000
Bond premium												10,000,000			6,100,000
Notional fixed-interest rate debt														50,000,000
Swap was terminated which resulted in a gain													1,600,000
Accumulated amortization	3,400,000	2,100,000										2,600,000			3,100,000
Bond tender expense												600,000
Debt (Additional Textual) [Abstract]
Unamortized deferred financing costs	$ 8,200,000	$ 9,100,000

Asset Retirement Obligations (Schedule Of Change In Asset Retirement Obligation) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of Asset Retirement Obligation Liabilities
Asset retirement obligation at beginning of year	$ 21.3	$ 17	$ 17	$ 16.6
Accretion expense	0.2	1.1	1.1	1.3
Revision in estimated cash flows	0.1	6.3	6.3	1.5
Expenses incurred	(0.4)	(3.1)
Currency translation	0.2	0	0	(0.3)
Asset retirement obligation at end of year	$ 21.4	$ 21.3	$ 21.3	$ 17

Deferred Revenue From Extended Product Warranty Liabilities (Schedule Of Deferred Revenue From Extended Product Warranty Liabilities) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of Changes to Deferred Revenue
Deferred revenue at beginning of year	$ 4.8	$ 5.7	$ 5.7	$ 6.7
Revenue earned	(0.2)	(0.9)	(0.9)	(1)
Deferred revenue at end of year	$ 4.6	$ 4.8	$ 4.8	$ 5.7

Commitments and Contingent Liabilities (Changes In Accrued Liability For Legal Proceedings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Changes in Accrued Liability for Legal Proceedings
Balance at beginning of year	$ 3	$ 0
Accrual of reserves	0	3
Cash expenditures	(3)	0
Balance at ending of year	$ 0	$ 3

Commitments and Contingent Liabilities (Changes In Accrued Liability For Environmental Matters) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Changes in Accrued Liability for Environmental Matters
Balance at beginning of year	$ 17.7	$ 6.6	$ 6.6	$ 10.7
Expense	0.6	8	8	1.2
Reversal of reserves	(0.1)	(1.6)	(1.6)	(4.3)
Cash expenditures	(2.3)	(2.4)	(2.4)	(1.5)
Assumed remediation liability in exchange for cash	0	7.5	7.5	0
Currency translation	0.3	(0.4)	(0.4)	0.5
Balance at end of year	$ 16.2	$ 17.7	$ 17.7	$ 6.6

Commitments and Contingent Liabilities (Narrative) (Details) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended								3 Months Ended	12 Months Ended					1 Months Ended	3 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2010	Jul. 31, 2004	Mar. 31, 2012 Plaintiffs lawsuits	Mar. 31, 2011	Dec. 31, 2011 lawsuits Plaintiffs	Dec. 31, 2010 Plaintiffs lawsuits	Dec. 31, 2009	Mar. 31, 2012 Compensatory Damages [Member] lawsuits	Mar. 31, 2012 Punitive Damages [Member] lawsuits	Mar. 31, 2012 Gainesville Plant [Member]	Dec. 31, 2011 Gainesville Plant [Member] Plaintiffs	Mar. 31, 2012 Portland, Victoria, Australia [Member] lawsuits	Feb. 18, 2012 Portland, Victoria, Australia [Member] T	Mar. 31, 2012 Stickney, Illinois [Member]	Mar. 31, 2012 Australia Sites [Member]	Mar. 31, 2012 Pennsylvania [Member] lawsuits	Dec. 31, 2011 Pennsylvania [Member] lawsuits	Mar. 31, 2012 Arkansas [Member] lawsuits	Dec. 31, 2011 Arkansas [Member] lawsuits	Mar. 31, 2012 Tennessee [Member] lawsuits	Dec. 31, 2011 Tennessee [Member] lawsuits	Mar. 31, 2012 Indiana [Member] lawsuits	Dec. 31, 2011 Indiana [Member] lawsuits	Mar. 31, 2012 Illinois [Member] lawsuits	Dec. 31, 2011 Illinois [Member] lawsuits	Mar. 31, 2010 Australia [Member]	Mar. 31, 2012 Australia [Member]	Dec. 31, 2011 Australia [Member]	Mar. 31, 2011 Australia [Member]	Dec. 31, 2011 Australia [Member]	Mar. 31, 2012 Domestic [Member]	Dec. 31, 2011 Domestic [Member]	Mar. 31, 2012 Minimum [Member] Arkansas [Member]	Dec. 31, 2011 Minimum [Member] Arkansas [Member]	Mar. 31, 2012 Minimum [Member] Illinois [Member]	Dec. 31, 2011 Minimum [Member] Illinois [Member]	Mar. 31, 2012 Inventory Losses [Member] Portland, Victoria, Australia [Member]	Mar. 31, 2012 Emergency Response Expense [Member] Portland, Victoria, Australia [Member]	Mar. 31, 2012 Incremental Logistics Expenses [Member] Portland, Victoria, Australia [Member]	Mar. 31, 2012 Estimated Material Clean Up and Removal Expenses [Member] Portland, Victoria, Australia [Member]
Commitments and Contingent Liabilities (Textual) [Abstract]
Number of plaintiffs			131		131	111					3
Number of cases			74		73	62		74	65			2				67	66	4	4	1	1	1	1	1	1
Compensatory damages			$ 1,000,000																	$ 15,000,000	$ 15,000,000												$ 50,000	$ 50,000	$ 50,000	$ 50,000
Litigation expense						3,000,000
Environmental legal indemnification expense		7,000,000
Joint motion proceeding, stay days granted										120 days
Number of new defendants											26
Environmental remediation expense												1,700,000															6,900,000	6,700,000		1,600,000							400,000	500,000	400,000	400,000
Environmental remediation costs paid by others			15,000,000		15,000,000
Estimate of remediation expense by others																															100,000,000	100,000,000
Environmental contingencies company has not provided a reserve																															600,000	700,000
Amount contributable by third party																												7,500,000		7,500,000
Net amount contributed by third party																											4,200,000	4,000,000		4,000,000
Environmental remediation reserve			600,000	8,000,000	8,000,000	1,200,000																				1,300,000		8,000,000	6,000,000			300,000
Accrual for environmental loss contingencies			16,200,000	17,700,000	17,700,000	6,600,000	10,700,000							300,000	1,300,000
Reduction to reserve due to sale of property	(2,900,000)
Accrued liability for environmental matters, current			$ 6,500,000		$ 8,100,000
Volume of leak													400

Subsidiary Guarantor Information for Koppers Inc. Senior Notes (Schedule Of Subsidiary Guarantor Information For Senior Notes Condensed Consolidating Statement Of Income) (Details) (USD $)
In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	$ 380.9	$ 385.2	$ 401	$ 393.6	$ 341.5	$ 307.8	$ 336.3	$ 327.1	$ 274.3	$ 1,538.9	$ 1,245.5	$ 1,124.4
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	18				17.7					75.2	63.3	58.1
Operating profit	29.2	(19.2)	40.3	37.1	21.3	15.9	33.5	32.8	16.8	79	99	94.9
Other income (expense)	0.7				0					0.7	1.9	(0.7)
Interest expense (income)	6.9				6.9					27.2	27.1	36.3
Income taxes	7.2				5.2					14.9	29.1	13.8
Income from continuing operations	15.8	(14)	22.7	19.9	9.2	5.2	15.8	16.3	7.4	37.6	44.7	21.7
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0.3				0.1					0.7	0.4	2.6
Net income attributable to Koppers	15.6	(14.2)	22.4	19.8	8.9	5.1	15.6	16.1	7.3	36.9	44.1	18.8
Comprehensive income attributable to Koppers	22.3				16.6					18.9	54.6	43.5
Parent [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Koppers Inc. [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Domestic Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Non-Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Consolidating Adjustments [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Koppers Inc. Senior Notes [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	380.9				341.5					1,538.9	1,245.5	1,124.4
Cost of sales including depreciation and amortization	333.7				302.5					1,384.7	1,083.2	971.4
Selling, general and administrative	18				17.7					75.2	63.3	58.1
Operating profit	29.2				21.3					79	99	94.9
Other income (expense)	0.7				0					0.7	1.9	(0.7)
Interest expense (income)	6.9				6.9					27.2	27.1	58.7
Income taxes	7.2				5.2					14.9	29.1	13.8
Income from continuing operations	15.8				9.2					37.6	44.7	21.7
Discontinued operations	0.1				(0.2)					0	(0.2)	(0.3)
Noncontrolling interests	0.3				0.1					0.7	0.4	2.6
Net income attributable to Koppers	15.6				8.9					36.9	44.1	18.8
Comprehensive income attributable to Koppers	22.3				16.6
Koppers Inc. Senior Notes [Member] | Parent [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					(7.8)	0	0
Selling, general and administrative	0.4				0.3					1.2	1.6	1.8
Operating profit	(0.4)				(0.3)					6.6	(1.6)	(1.8)
Other income (expense)	15.9				9					29.9	45	40.2
Interest expense (income)	0.1				(0.1)					0	(0.2)	31.1
Income taxes	(0.2)				(0.1)					(0.4)	(0.5)	(11.5)
Income from continuing operations	15.6				8.9					36.9	44.1	18.8
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	15.6				8.9					36.9	44.1	18.8
Comprehensive income attributable to Koppers	22.3				16.6
Koppers Inc. Senior Notes [Member] | Koppers Inc. [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	211.8				189.2					854.1	721.2	709.1
Cost of sales including depreciation and amortization	189.4				175.9					762.9	657.7	640.9
Selling, general and administrative	10.5				9.6					41.6	32.2	28.8
Operating profit	11.9				3.7					49.6	31.3	39.4
Other income (expense)	0				0					0.3	0.2	0.5
Interest expense (income)	6.8				6.9					27.5	27.9	28.5
Income taxes	5.1				2.2					7.7	1.5	2
Income from continuing operations	0				(5.4)					14.7	2.1	9.4
Discontinued operations	(0.1)				0.1					0	0	(0.3)
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	(0.1)				(5.3)					14.7	2.1	9.1
Comprehensive income attributable to Koppers	1.1				(4.4)
Koppers Inc. Senior Notes [Member] | Domestic Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	22.4				18.9					72.6	45.8	33
Cost of sales including depreciation and amortization	16.3				13.5					41.6	19.1	(3.7)
Selling, general and administrative	0.4				0.5					1.8	3.3	3
Operating profit	5.7				4.9					29.2	23.4	33.7
Other income (expense)	0.3				0					0	(0.4)	(0.3)
Interest expense (income)	0				0					(0.1)	0	0
Income taxes	0.1				0					0.8	12.2	11
Income from continuing operations	5.9				4.9					28.5	10.8	22.4
Discontinued operations	0				0					0	(0.2)	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	5.9				4.9					28.5	10.6	22.4
Comprehensive income attributable to Koppers	7.7				5.8
Koppers Inc. Senior Notes [Member] | Non-Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	163.2				145.1					657.9	517.3	422.3
Cost of sales including depreciation and amortization	143				123.3					612.3	432	350.4
Selling, general and administrative	6.7				7.3					30.6	26.2	24.5
Operating profit	13.5				14.5					15	59.1	47.4
Other income (expense)	0.4				0					0.4	2.1	(0.9)
Interest expense (income)	1.5				1.4					5.4	4.4	4.1
Income taxes	2.2				3.1					6.8	15.9	12.3
Income from continuing operations	10.2				10					3.2	40.9	30.1
Discontinued operations	0.2				(0.3)					0	0	0
Noncontrolling interests	0.3				0.1					0.7	0.4	2.6
Net income attributable to Koppers	10.1				9.6					2.5	40.5	27.5
Comprehensive income attributable to Koppers	13.8				15.5
Koppers Inc. Senior Notes [Member] | Consolidating Adjustments [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Statement of Income
Net sales	(16.5)				(11.7)					(45.7)	(38.8)	(40)
Cost of sales including depreciation and amortization	(15)				(10.2)					(24.3)	(25.6)	(16.2)
Selling, general and administrative	0				0					0	0	0
Operating profit	(1.5)				(1.5)					(21.4)	(13.2)	(23.8)
Other income (expense)	(15.9)				(9)					(29.9)	(45)	(40.2)
Interest expense (income)	(1.5)				(1.3)					(5.6)	(5)	(5)
Income taxes	0				0					0	0	0
Income from continuing operations	(15.9)				(9.2)					(45.7)	(53.2)	59
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	(15.9)				(9.2)					(45.7)	(53.2)	(59)
Comprehensive income attributable to Koppers	$ (22.6)				$ (16.9)

Subsidiary Guarantor Information for Koppers Inc. Senior Notes (Schedule Of Subsidiary Guarantor Information For Senior Notes Condensed Consolidating Balance Sheet) (Details) (USD $)
In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	$ 42.6	$ 54.1	$ 40.5	$ 35.3	$ 58.4	$ 63.1
S-T investments & restricted cash				0
Accounts receivable, net	191.2	160.9		128.9
Inventories, net	178.2	159		165.4
Deferred tax assets	9.6	9.3		5.9
Other current assets	20.2	21.8		23
Total current assets	454.7	427.4		370.4
Equity investments	5.4	4.9		4.7
Property, plant and equipment, net	153.7	155.6		168.2
Goodwill	73	72.1		72.1	61.6
Deferred tax assets	41.5	44.3		26.1
Other noncurrent assets	25.8	26.4		27.7
Total assets	754.1	730.7		669.2
Accounts payable	96.6	102.1		87.9
Accrued liabilities	60.9	63.1		55.4
Short-term debt and current portion of long-term debt	0	0		1
Total current liabilities	163.1	170.4		149.4
Long-term debt	314.3	302.1		295.4
Other long-term liabilities	46.7	46.9		38.4
Total liabilities	628.9	623.5		569.3
Total Koppers shareholders' equity	112.5	94.8		88.7
Noncontrolling interests	12.7	12.4		11.2
Total liabilities and equity	754.1	730.7		669.2
Parent [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Koppers Inc. [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Domestic Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Non-Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Consolidating Adjustments [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Koppers Inc. Senior Notes [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	42.6	54.1	40.5	35.3	58.4	63.1
S-T investments & restricted cash				0
Accounts receivable, net	192.4	171.5		140.8
Inventories, net	178.2	159		165.4
Deferred tax assets	9.6	9.3		5.9
Other current assets	31.9	33.5		23
Total current assets	454.7	427.4		370.4
Equity investments	5.4	4.9		4.7
Property, plant and equipment, net	153.7	155.6		168.2
Goodwill	73	72.1		72.1
Deferred tax assets	41.5	44.3		26.1
Other noncurrent assets	25.8	26.4		27.7
Total assets	754.1	730.7		669.2
Accounts payable	96.6	102.1		87.9
Accrued liabilities	66.5	68.3		60.5
Short-term debt and current portion of long-term debt		0		1
Total current liabilities	163.1	170.4		149.4
Long-term debt	314.3	302.1		295.4
Other long-term liabilities	151.5	151		124.5
Total liabilities	628.9	623.5		569.3
Total Koppers shareholders' equity	112.5	94.8		88.7
Noncontrolling interests	12.7	12.4		11.2
Total liabilities and equity	754.1	730.7		669.2
Koppers Inc. Senior Notes [Member] | Parent [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0.2	0
S-T investments & restricted cash				0
Accounts receivable, net	5.8	5.5		16.6
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	5.8	5.5		16.6
Equity investments	111.7	93.9		76.7
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	117.5	99.4		93.3
Accounts payable	0.1	0.1		0
Accrued liabilities	4.9	4.5		4.6
Short-term debt and current portion of long-term debt		0		0
Total current liabilities	5	4.6		4.6
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	5	4.6		4.6
Total Koppers shareholders' equity	112.5	94.8		88.7
Noncontrolling interests	0	0		0
Total liabilities and equity	117.5	99.4		93.3
Koppers Inc. Senior Notes [Member] | Koppers Inc. [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	8.4	12.9	37.5
S-T investments & restricted cash				0
Accounts receivable, net	113.1	112.6		80.3
Inventories, net	99	74.8		78.3
Deferred tax assets	10.9	10.7		7.4
Other current assets	7.2	6.8		6.9
Total current assets	230.2	204.9		181.3
Equity investments	77.1	77.1		77.1
Property, plant and equipment, net	100.3	102		94.7
Goodwill	39.8	39.8		39.5
Deferred tax assets	41.2	43.7		65.4
Other noncurrent assets	17.7	18.4		21.6
Total assets	506.3	485.9		479.6
Accounts payable	353.4	344.5		492.5
Accrued liabilities	30.2	27.2		(6.3)
Short-term debt and current portion of long-term debt		0		0.1
Total current liabilities	383.6	371.7		486.3
Long-term debt	413	400.8		295.4
Other long-term liabilities	116.6	116.5		99.6
Total liabilities	913.2	889		881.3
Total Koppers shareholders' equity	(406.9)	(403.1)		(401.7)
Noncontrolling interests	0	0		0
Total liabilities and equity	506.3	485.9		479.6
Koppers Inc. Senior Notes [Member] | Domestic Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	301.3	284		460.9
Inventories, net	0	0		1.2
Deferred tax assets	(1.5)	(1.5)		(1.5)
Other current assets	0.3	0.3		0.3
Total current assets	300.1	282.8		460.9
Equity investments	26.5	26.3		26.2
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	(10.5)	(10.5)		(43.8)
Other noncurrent assets	126.9	131.3		0
Total assets	443	429.9		443.3
Accounts payable	15.3	9.6		15.1
Accrued liabilities	(0.9)	(0.6)		34.8
Short-term debt and current portion of long-term debt		0		0
Total current liabilities	14.4	9		49.9
Long-term debt	0	0		0
Other long-term liabilities	2.5	2.5		3
Total liabilities	16.9	11.5		52.9
Total Koppers shareholders' equity	426.1	418.4		390.4
Noncontrolling interests	0	0		0
Total liabilities and equity	443	429.9		443.3
Koppers Inc. Senior Notes [Member] | Non-Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	42.6	54.1	40.5	26.9	45.3	25.6
S-T investments & restricted cash				0
Accounts receivable, net	100.2	79.2		107.2
Inventories, net	79.3	84.2		85.9
Deferred tax assets	0.2	0.1		0
Other current assets	24.4	26.4		15.8
Total current assets	246.7	244		235.8
Equity investments	4.2	3.9		3.8
Property, plant and equipment, net	53.4	53.6		73.5
Goodwill	33.2	32.3		32.6
Deferred tax assets	10.8	11.1		4.5
Other noncurrent assets	44	44.4		6.2
Total assets	392.3	389.3		356.4
Accounts payable	55.5	57.5		104.5
Accrued liabilities	32.3	37.4		27.4
Short-term debt and current portion of long-term debt		0		0.9
Total current liabilities	87.8	94.9		132.8
Long-term debt	64.5	69		0
Other long-term liabilities	32.4	32		21.9
Total liabilities	184.7	195.9		154.7
Total Koppers shareholders' equity	194.9	181		190.5
Noncontrolling interests	12.7	12.4		11.2
Total liabilities and equity	392.3	389.3		356.4
Koppers Inc. Senior Notes [Member] | Consolidating Adjustments [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	(328)	(309.8)		(524.2)
Inventories, net	(0.1)	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	(328.1)	(309.8)		(524.2)
Equity investments	(214.1)	(196.3)		(179.1)
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	(162.8)	(167.7)		(0.1)
Total assets	(705)	(673.8)		(703.4)
Accounts payable	(327.7)	(309.8)		(524.2)
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt		0		0
Total current liabilities	(327.7)	(309.8)		(524.2)
Long-term debt	(163.2)	(167.7)		0
Other long-term liabilities	0	0		0
Total liabilities	(490.9)	(477.5)		(524.2)
Total Koppers shareholders' equity	(214.1)	(196.3)		(179.2)
Noncontrolling interests	0	0		0
Total liabilities and equity	$ (705)	$ (673.8)		$ (703.4)

Subsidiary Guarantor Information for Koppers Inc. Senior Notes (Schedule Of Subsidiary Guarantor Information For Senior Notes Condensed Consolidating Cash Flow) (Details) (USD $)
In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	$ (15.8)	$ (9.5)	$ 76.9	$ 105.3	$ 112.3
Capital expenditures and acquisitions	(3.4)	(4.4)	(33.2)	(29.9)	(18)
Loan to related party			(11.7)	0	0
Net cash proceeds (payments) from divestitures and asset sales	0.2	0	0.8	2	(0.6)
Net cash (used in) investing activities	(3.2)	(5)	(44.7)	(63.4)	(20.8)
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs	0	(0.5)	(0.5)	(0.4)	(8.1)
Dividends paid	(4.5)	(4.5)	(18.2)	(23.1)	(18)
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	6.5	18.6	(13.3)	(64.3)	(96.9)
Effect of exchange rates on cash	1	1.1	(0.1)	(0.7)	0.7
Net increase (decrease) in cash and cash equivalents	(11.5)	5.2	18.8	(23.1)	(4.7)
Cash and cash equivalents at beginning of year	54.1	35.3	35.3	58.4	63.1
Cash and cash equivalents at end of year	42.6	40.5	54.1	35.3	58.4
Parent [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Koppers Inc. [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Domestic Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Non-Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Consolidating Adjustments [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Koppers Inc. Senior Notes [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	(15.8)	(9.5)	76.9	105.3	112.3
Capital expenditures and acquisitions	(3.4)	5	(33.8)	(65.4)	(20.2)
Loan to related party			(11.7)
Net cash proceeds (payments) from divestitures and asset sales	0.2	0	0.8	2	(0.6)
Net cash (used in) investing activities	(3.2)	(5)	(44.7)	(63.4)	(20.8)
Borrowings (repayments) of long-term debt	12.1	23.6	5.4	(40.2)	(70.8)
Deferred financing costs		(0.5)	(0.5)	(0.4)	(8.1)
Dividends paid	(4.5)	4.5	(18.2)	(23.1)	(18)
Stock issued (repurchased)	(1.1)	0		(0.6)
Net cash provided by (used in) financing activities	6.5	18.6	(13.3)	(64.3)	(96.9)
Effect of exchange rates on cash	1	1.1	(0.1)	(0.7)	0.7
Net increase (decrease) in cash and cash equivalents	(11.5)	5.2	18.8	(23.1)	(4.7)
Cash and cash equivalents at beginning of year	54.1	35.3	35.3	58.4	63.1
Cash and cash equivalents at end of year	42.6	40.5	54.1	35.3	58.4
Koppers Inc. Senior Notes [Member] | Parent [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	5.6	4.6	18.1	18.7	231.8
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	(0.1)	0	0	(213.6)
Deferred financing costs		0	0	0	0
Dividends paid	(4.5)	4.5	(18.1)	(18.1)	(18)
Stock issued (repurchased)	(1.1)	0		(0.8)
Net cash provided by (used in) financing activities	(5.6)	(4.6)	(18.1)	(18.9)	(231.6)
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	(0.2)	0.2
Cash and cash equivalents at beginning of year	0	0	0	0.2	0
Cash and cash equivalents at end of year	0	0	0	0	0.2
Koppers Inc. Senior Notes [Member] | Koppers Inc. [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	(9.4)	(28.7)	9.5	75.2	90.7
Capital expenditures and acquisitions	(2.7)	3.6	(24.5)	(35)	(15)
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0.7	0.2	(0.7)
Net cash (used in) investing activities	(2.7)	(3.6)	(23.8)	(34.8)	(15.7)
Borrowings (repayments) of long-term debt	12.1	24.5	6.3	(40.2)	142.8
Deferred financing costs		(0.5)	(0.5)	(0.4)	(8.1)
Dividends paid	0	0	0	(4.5)	(232.7)
Stock issued (repurchased)	0	0		0.2
Net cash provided by (used in) financing activities	12.1	24	5.8	(44.9)	(98)
Effect of exchange rates on cash	0	(0.1)	0.1	0	(1.6)
Net increase (decrease) in cash and cash equivalents	0	(8.4)	(8.4)	(4.5)	(24.6)
Cash and cash equivalents at beginning of year	0	8.4	8.4	12.9	37.5
Cash and cash equivalents at end of year	0	0	0	8.4	12.9
Koppers Inc. Senior Notes [Member] | Domestic Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Koppers Inc. Senior Notes [Member] | Non-Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	(12)	14.6	49.3	15.9	22.5
Capital expenditures and acquisitions	(0.7)	1.4	(9.3)	(30.4)	(5.2)
Loan to related party			(11.7)
Net cash proceeds (payments) from divestitures and asset sales	0.2	0	0.1	1.8	0.1
Net cash (used in) investing activities	(0.5)	(1.4)	(20.9)	(28.6)	(5.1)
Borrowings (repayments) of long-term debt	0	(0.8)	(0.9)	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	(0.1)	(5)	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	(0.8)	(1)	(5)	0
Effect of exchange rates on cash	1	1.2	(0.2)	(0.7)	2.3
Net increase (decrease) in cash and cash equivalents	(11.5)	13.6	27.2	(18.4)	19.7
Cash and cash equivalents at beginning of year	54.1	26.9	26.9	45.3	25.6
Cash and cash equivalents at end of year	42.6	40.5	54.1	26.9	45.3
Koppers Inc. Senior Notes [Member] | Consolidating Adjustments [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Cash Flow
Cash provided by (used in) operating activities	0	0	0	(4.5)	(232.7)
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	4.5	232.7
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	4.5	232.7
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	$ 0	$ 0	$ 0	$ 0	$ 0

Subsidiary Guarantor Information for Koppers Inc. Senior Notes (Narrative) (Details) (Senior Notes [Member], USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 01, 2009
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 300,000,000	$ 300,000,000	$ 300,000,000

Subsidiary Guarantor Information for Shelf Registration (Condensed Consolidating Statement Of Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidating Statement of Income
Net sales	$ 380.9	$ 385.2	$ 401	$ 393.6	$ 341.5	$ 307.8	$ 336.3	$ 327.1	$ 274.3	$ 1,538.9	$ 1,245.5	$ 1,124.4
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	18				17.7					75.2	63.3	58.1
Operating profit	29.2	(19.2)	40.3	37.1	21.3	15.9	33.5	32.8	16.8	79	99	94.9
Other income (expense)	0.7				0					0.7	1.9	(0.7)
Interest expense (income)	6.9				6.9					27.2	27.1	36.3
Income taxes	7.2				5.2					14.9	29.1	13.8
Income from continuing operations	15.8	(14)	22.7	19.9	9.2	5.2	15.8	16.3	7.4	37.6	44.7	21.7
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0.3				0.1					0.7	0.4	2.6
Net income attributable to Koppers	15.6	(14.2)	22.4	19.8	8.9	5.1	15.6	16.1	7.3	36.9	44.1	18.8
Comprehensive income attributable to Koppers	22.3				16.6					18.9	54.6	43.5
Parent [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Koppers Inc. [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Domestic Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Foreign Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Consolidating Adjustments [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Shelf Registration [Member]
Condensed Consolidating Statement of Income
Net sales	380.9				341.5					1,538.9	1,245.5	1,124.4
Cost of sales including depreciation and amortization	333.7				302.5					1,384.7	1,083.2	971.4
Selling, general and administrative	18				17.7					75.2	63.3	58.1
Operating profit	29.2				21.3					79	99	94.9
Other income (expense)	0.7				0					0.7	1.9	(0.7)
Interest expense (income)	6.9				6.9					27.2	27.1	58.7
Income taxes	7.2				5.2					14.9	29.1	13.8
Income from continuing operations	15.8				9.2					37.6	44.7	21.7
Discontinued operations	0.1				(0.2)					0	(0.2)	(0.3)
Noncontrolling interests	0.3				0.1					0.7	0.4	2.6
Net income attributable to Koppers	15.6				8.9					36.9	44.1	18.8
Comprehensive income attributable to Koppers	22.3				16.6
Shelf Registration [Member] | Parent [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					(7.8)	0	0
Selling, general and administrative	0.4				0.3					1.2	1.6	1.8
Operating profit	(0.4)				(0.3)					6.6	(1.6)	(1.8)
Other income (expense)	15.9				9					29.9	45	40.2
Interest expense (income)	0.1				(0.1)					0	(0.2)	31.1
Income taxes	(0.2)				(0.1)					(0.4)	(0.5)	(11.5)
Income from continuing operations	15.6				8.9					36.9	44.1	18.8
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	15.6				8.9					36.9	44.1	18.8
Comprehensive income attributable to Koppers	22.3				16.6
Shelf Registration [Member] | Koppers Inc. [Member]
Condensed Consolidating Statement of Income
Net sales	211.8				189.2					854.1	721.2	709.1
Cost of sales including depreciation and amortization	189.4				175.9					762.3	657.7	640.9
Selling, general and administrative	10.5				9.6					41.6	32.2	28.8
Operating profit	11.9				3.7					50.2	31.3	39.4
Other income (expense)	0				0					(0.3)	0.2	0.5
Interest expense (income)	6.8				6.9					27.5	27.9	28.5
Income taxes	5.1				2.2					7.7	1.5	2
Income from continuing operations	0				(5.4)					14.7	2.1	9.4
Discontinued operations	(0.1)				0.1					0	0	(0.3)
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	(0.1)				(5.3)					14.7	2.1	9.1
Comprehensive income attributable to Koppers	1.1				(4.4)
Shelf Registration [Member] | Domestic Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income
Net sales	22.4				18.9					72.6	45.8	33
Cost of sales including depreciation and amortization	16.3				13.6					41.6	19.3	(3.7)
Selling, general and administrative	0.4				0.5					1.8	3.3	3
Operating profit	5.7				4.8					29.2	23.2	33.7
Other income (expense)	0.3				0					0	(0.4)	(0.3)
Interest expense (income)	0				0					0	(0.1)	0
Income taxes	0.1				0					0.8	12.2	11
Income from continuing operations	5.9				4.8					28.4	10.7	22.4
Discontinued operations	0				0					0	(0.2)	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	5.9				4.8					28.4	10.5	22.4
Comprehensive income attributable to Koppers	7.7				5.7
Shelf Registration [Member] | Foreign Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income
Net sales	52.1				90.2					431.3	366.7	355.6
Cost of sales including depreciation and amortization	41.2				73.5					407.9	295.2	296
Selling, general and administrative	2.5				5.1					20	19.5	20.5
Operating profit	8.4				11.6					3.4	52	39.1
Other income (expense)	0				(0.1)					(0.2)	1.7	0.4
Interest expense (income)	1.1				1.3					5.3	5.2	4.2
Income taxes	2				2.9					(0.3)	13.4	10.1
Income from continuing operations	5.3				7.3					(1.8)	35.1	25.2
Discontinued operations	0.2				(0.3)					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	5.5				7					(1.8)	35.1	25.2
Comprehensive income attributable to Koppers	8.9				13
Shelf Registration [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income
Net sales	113.1				56.1					264.6	156.1	79.3
Cost of sales including depreciation and amortization	103.7				50.4					221.3	140.4	67
Selling, general and administrative	4.2				2.2					10.6	6.7	4
Operating profit	5.2				3.5					32.7	9	8.3
Other income (expense)	0.4				0.1					1.2	0.4	(1.3)
Interest expense (income)	0.5				0.6					1.1	1	(0.1)
Income taxes	0.2				0.2					7.1	2.5	2.2
Income from continuing operations	4.9				2.8					25.7	5.9	4.9
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0.3				0.1					0.7	0.4	2.6
Net income attributable to Koppers	4.6				2.7					25	5.5	2.3
Comprehensive income attributable to Koppers	5.8				3.6
Shelf Registration [Member] | Consolidating Adjustments [Member]
Condensed Consolidating Statement of Income
Net sales	(18.5)				(12.9)					(83.7)	(44.3)	(52.6)
Cost of sales including depreciation and amortization	(16.9)				(10.9)					(40.6)	(29.4)	(28.8)
Selling, general and administrative	0				0					0	0	0
Operating profit	(1.6)				(2)					(43.1)	(14.9)	(23.8)
Other income (expense)	(15.9)				(9)					(29.9)	(45)	(40.2)
Interest expense (income)	(1.6)				(1.8)					(6.7)	(6.7)	5
Income taxes	0				0					0	0	0
Income from continuing operations	(15.9)				(9.2)					(66.3)	(53.2)	(59)
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	(15.9)				(9.2)					(66.3)	(53.2)	(59)
Comprehensive income attributable to Koppers	$ (23.5)				$ (17.9)

Subsidiary Guarantor Information for Shelf Registration (Condensed Consolidating Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Consolidating Balance Sheet
Cash and cash equivalents	$ 42.6	$ 54.1	$ 40.5	$ 35.3	$ 58.4	$ 63.1
S-T investments & restricted cash				0
Accounts receivable, net	191.2	160.9		128.9
Inventories, net	178.2	159		165.4
Deferred tax assets	9.6	9.3		5.9
Other current assets	20.2	21.8		23
Total current assets	454.7	427.4		370.4
Equity investments	5.4	4.9		4.7
Property, plant and equipment, net	153.7	155.6		168.2
Goodwill	73	72.1		72.1	61.6
Deferred tax assets	41.5	44.3		26.1
Other noncurrent assets	25.8	26.4		27.7
Total assets	754.1	730.7		669.2
Accounts payable	96.6	102.1		87.9
Accrued liabilities	60.9	63.1		55.4
Short-term debt and current portion of long-term debt	0	0		1
Total current liabilities	163.1	170.4		149.4
Long-term debt	314.3	302.1		295.4
Other long-term liabilities	46.7	46.9		38.4
Total liabilities	628.9	623.5		569.3
Total Koppers shareholders' equity	112.5	94.8		88.7
Noncontrolling interests	12.7	12.4		11.2
Total liabilities and equity	754.1	730.7		669.2
Parent [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Koppers Inc. [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Domestic Guarantor Subsidiaries [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Foreign Guarantor Subsidiaries [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Consolidating Adjustments [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Shelf Registration [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	42.6	54.1	40.5	35.3	58.4	63.1
S-T investments & restricted cash				0
Accounts receivable, net	192.4	171.5		140.8
Inventories, net	178.2	159		165.4
Deferred tax assets	9.6	9.3		5.9
Other current assets	31.9	33.5		23
Total current assets	454.7	427.4		370.4
Equity investments	5.4	4.9		4.7
Property, plant and equipment, net	153.7	155.6		168.2
Goodwill	73	72.1		72.1
Deferred tax assets	41.5	44.3		26.1
Other noncurrent assets	25.8	26.4		27.7
Total assets	754.1	730.7		669.2
Accounts payable	96.6	102.1		87.9
Accrued liabilities	66.5	68.3		60.5
Short-term debt and current portion of long-term debt				1
Total current liabilities	163.1	170.4		149.4
Long-term debt	314.3	302.1		295.4
Other long-term liabilities	151.5	151		124.5
Total liabilities	628.9	623.5		569.3
Total Koppers shareholders' equity	112.5	94.8		88.7
Noncontrolling interests	12.7	12.4		11.2
Total liabilities and equity	754.1	730.7		669.2
Shelf Registration [Member] | Parent [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0.2	0
S-T investments & restricted cash				0
Accounts receivable, net	5.8	5.5		16.6
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	5.8	5.5		16.6
Equity investments	111.7	93.9		76.7
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	117.5	99.4		93.3
Accounts payable	0.1	0.1		0
Accrued liabilities	4.9	4.5		4.6
Short-term debt and current portion of long-term debt				0
Total current liabilities	5	4.6		4.6
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	5	4.6		4.6
Total Koppers shareholders' equity	112.5	94.8		88.7
Noncontrolling interests	0	0		0
Total liabilities and equity	117.5	99.4		93.3
Shelf Registration [Member] | Koppers Inc. [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	8.4	12.9	37.5
S-T investments & restricted cash				0
Accounts receivable, net	113.1	112.6		80.3
Inventories, net	99	74.8		78.3
Deferred tax assets	10.9	10.7		7.4
Other current assets	7.2	6.8		6.9
Total current assets	230.2	204.9		181.3
Equity investments	77.1	77.1		77.1
Property, plant and equipment, net	100.3	102		94.7
Goodwill	39.8	39.8		39.5
Deferred tax assets	41.2	43.7		65.4
Other noncurrent assets	17.7	18.4		21.6
Total assets	506.3	485.9		479.6
Accounts payable	353.4	344.5		492.5
Accrued liabilities	30.2	27.2		(6.3)
Short-term debt and current portion of long-term debt				0.1
Total current liabilities	383.6	371.7		486.3
Long-term debt	413	400.8		295.4
Other long-term liabilities	116.6	116.5		99.6
Total liabilities	913.2	889		881.3
Total Koppers shareholders' equity	(406.9)	(403.1)		(401.7)
Noncontrolling interests	0	0		0
Total liabilities and equity	506.3	485.9		479.6
Shelf Registration [Member] | Domestic Guarantor Subsidiaries [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	300.8	283.5		457.4
Inventories, net	0	0		1.2
Deferred tax assets	(1.5)	(1.5)		(1.5)
Other current assets	0.3	0.3		0.3
Total current assets	299.6	282.3		457.4
Equity investments	26.5	26.3		26.2
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	(10.5)	(10.5)		(43.8)
Other noncurrent assets	126.8	131.2		0
Total assets	442.4	429.3		439.8
Accounts payable	14.9	9.5		11.8
Accrued liabilities	(0.9)	(0.9)		34.8
Short-term debt and current portion of long-term debt				0
Total current liabilities	14	8.6		46.6
Long-term debt	0	0		0
Other long-term liabilities	2.6	2.5		2.9
Total liabilities	16.6	11.1		49.5
Total Koppers shareholders' equity	425.8	418.2		390.3
Noncontrolling interests	0	0		0
Total liabilities and equity	442.4	429.3		439.8
Shelf Registration [Member] | Foreign Guarantor Subsidiaries [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	11.3	28.4	28.8	14.7	36.9	18.7
S-T investments & restricted cash				0
Accounts receivable, net	86.1	70.7		81.3
Inventories, net	40.8	49		71.3
Deferred tax assets	0	0		0
Other current assets	7.4	8.7		8.8
Total current assets	145.6	156.8		176.1
Equity investments	19.8	19.3		19.4
Property, plant and equipment, net	26.6	26.5		46.9
Goodwill	26	25.2		25.4
Deferred tax assets	12.4	12.1		5.3
Other noncurrent assets	20.2	15.7		0.9
Total assets	250.6	255.6		274
Accounts payable	19.6	28.6		95.9
Accrued liabilities	24.6	31.7		20.4
Short-term debt and current portion of long-term debt				0
Total current liabilities	44.2	60.3		116.3
Long-term debt	64.5	62.7		0
Other long-term liabilities	20.3	19.9		13.3
Total liabilities	129	142.9		129.6
Total Koppers shareholders' equity	121.6	112.7		144.4
Noncontrolling interests	0	0		0
Total liabilities and equity	250.6	255.6		274
Shelf Registration [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	31.3	25.7	11.7	12.2	8.4	6.9
S-T investments & restricted cash				0
Accounts receivable, net	75.2	54.1		67.2
Inventories, net	38.5	35.2		14.6
Deferred tax assets	0.2	0.1		0
Other current assets	17	17.7		7
Total current assets	162.2	132.8		101
Equity investments	14.1	13.5		13.7
Property, plant and equipment, net	26.8	27.1		26.6
Goodwill	7.2	7.1		7.2
Deferred tax assets	(1.6)	(1)		(0.8)
Other noncurrent assets	40.3	40.9		5.1
Total assets	249	220.4		152.8
Accounts payable	96.8	74.3		49.7
Accrued liabilities	7.7	5.8		7
Short-term debt and current portion of long-term debt				0.9
Total current liabilities	104.5	80.1		57.6
Long-term debt	16.4	18.5		0
Other long-term liabilities	12.1	12.1		8.7
Total liabilities	133	110.7		66.3
Total Koppers shareholders' equity	103.3	97.3		75.3
Noncontrolling interests	12.7	12.4		11.2
Total liabilities and equity	249	220.4		152.8
Shelf Registration [Member] | Consolidating Adjustments [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	(388.6)	(354.9)		(562)
Inventories, net	(0.1)	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	(388.7)	(354.9)		(562)
Equity investments	(243.8)	(225.2)		(208.4)
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	(179.2)	(179.8)		0.1
Total assets	(811.7)	(759.9)		(770.3)
Accounts payable	(388.2)	(354.9)		(562)
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	(388.2)	(354.9)		(562)
Long-term debt	(179.6)	(179.9)		0
Other long-term liabilities	(0.1)	0		0
Total liabilities	(567.9)	(534.8)		(562)
Total Koppers shareholders' equity	(243.8)	(225.1)		(208.3)
Noncontrolling interests	0	0		0
Total liabilities and equity	$ (811.7)	$ (759.9)		$ (770.3)

Subsidiary Guarantor Information for Shelf Registration (Condensed Consolidating Statement Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	$ (15.8)	$ (9.5)	$ 76.9	$ 105.3	$ 112.3
Capital expenditures and acquisitions	(3.4)	(4.4)	(33.2)	(29.9)	(18)
Loan to related party			(11.7)	0	0
Net cash proceeds (payments) from divestitures and asset sales	0.2	0	0.8	2	(0.6)
Net cash (used in) investing activities	(3.2)	(5)	(44.7)	(63.4)	(20.8)
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs	0	(0.5)	(0.5)	(0.4)	(8.1)
Dividends paid	(4.5)	(4.5)	(18.2)	(23.1)	(18)
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	6.5	18.6	(13.3)	(64.3)	(96.9)
Effect of exchange rates on cash	1	1.1	(0.1)	(0.7)	0.7
Net increase (decrease) in cash and cash equivalents	(11.5)	5.2	18.8	(23.1)	(4.7)
Cash and cash equivalents at beginning of year	54.1	35.3	35.3	58.4	63.1
Cash and cash equivalents at end of year	42.6	40.5	54.1	35.3	58.4
Subsidiary Guarantor Information for Shelf Registration (Textual) [Abstract]
Aggregate offering price of common stock, debt securities, preferred stock, depository shares and warrants	325		325
Parent [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Koppers Inc. [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Domestic Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Foreign Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Consolidating Adjustments [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Shelf Registration [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	(15.8)	(9.5)	76.9	105.3	112.3
Capital expenditures and acquisitions	(3.4)	(5)	(33.8)	(65.4)	(20.2)
Loan to related party			(11.7)
Net cash proceeds (payments) from divestitures and asset sales	0.2	0	0.8	2	(0.6)
Net cash (used in) investing activities	(3.2)	(5)	(44.7)	(63.4)	(20.8)
Borrowings (repayments) of long-term debt	12.1	23.6	5.4	(40.2)	(70.8)
Deferred financing costs		(0.5)	(0.5)	(0.4)	(8.1)
Dividends paid	(4.5)	(4.5)	(18.2)	(23.1)	18
Stock issued (repurchased)	(1.1)	0		(0.6)
Net cash provided by (used in) financing activities	6.5	18.6	(13.3)	(64.3)	(96.9)
Effect of exchange rates on cash	1	1.1	(0.1)	(0.7)	0.7
Net increase (decrease) in cash and cash equivalents	(11.5)	5.2	18.8	(23.1)	(4.7)
Cash and cash equivalents at beginning of year	54.1	35.3	35.3	58.4	63.1
Cash and cash equivalents at end of year	42.6	40.5	54.1	35.3	58.4
Shelf Registration [Member] | Parent [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	5.6	4.6	18.1	18.7	231.8
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	(0.1)	0	0	(213.6)
Deferred financing costs		0	0	0	0
Dividends paid	(4.5)	(4.5)	(18.1)	(18.1)	18
Stock issued (repurchased)	(1.1)	0		(0.8)
Net cash provided by (used in) financing activities	(5.6)	(4.6)	(18.1)	(18.9)	(231.6)
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	(0.2)	0.2
Cash and cash equivalents at beginning of year	0	0	0	0.2	0
Cash and cash equivalents at end of year	0	0	0	0	0.2
Shelf Registration [Member] | Koppers Inc. [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	(9.4)	(28.7)	9.5	75.2	90.7
Capital expenditures and acquisitions	(2.7)	(3.6)	(24.5)	35	15
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0.7	0.2	(0.7)
Net cash (used in) investing activities	(2.7)	(3.6)	(23.8)	(34.8)	(15.7)
Borrowings (repayments) of long-term debt	12.1	24.5	6.3	(40.2)	142.8
Deferred financing costs		(0.5)	(0.5)	(0.4)	(8.1)
Dividends paid	0	0	0	(4.5)	(232.7)
Stock issued (repurchased)	0	0		0.2
Net cash provided by (used in) financing activities	12.1	24	5.8	(44.9)	98
Effect of exchange rates on cash	0	(0.1)	0.1	0	(1.6)
Net increase (decrease) in cash and cash equivalents	0	(8.4)	(8.4)	(4.5)	(24.6)
Cash and cash equivalents at beginning of year	0	8.4	8.4	12.9	37.5
Cash and cash equivalents at end of year	0	0	0	8.4	12.9
Shelf Registration [Member] | Domestic Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Shelf Registration [Member] | Foreign Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	(19.4)	12.1	20.5	(15.3)	19.5
Capital expenditures and acquisitions	(0.6)	(1.1)	(6.2)	(7)	(3.7)
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0.2	0	0.1	1.7	0.1
Net cash (used in) investing activities	(0.4)	(1.1)	(6.1)	(5.3)	(3.6)
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	2.7	3.1	(0.7)	(1.6)	2.3
Net increase (decrease) in cash and cash equivalents	(17.1)	14.1	13.7	(22.2)	18.2
Cash and cash equivalents at beginning of year	28.4	14.7	14.7	36.9	18.7
Cash and cash equivalents at end of year	11.3	28.8	28.4	14.7	36.9
Shelf Registration [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	7.4	2.5	28.8	31.2	3
Capital expenditures and acquisitions	(0.1)	(0.3)	(3.1)	(23.4)	(1.5)
Loan to related party			(11.7)
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0.1	0
Net cash (used in) investing activities	(0.1)	(0.3)	(14.8)	(23.3)	(1.5)
Borrowings (repayments) of long-term debt	0	(0.8)	(0.9)	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	(0.1)	5	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	(0.8)	(1)	5	0
Effect of exchange rates on cash	(1.7)	(1.9)	0.5	0.9	0
Net increase (decrease) in cash and cash equivalents	5.6	(0.5)	13.5	3.8	1.5
Cash and cash equivalents at beginning of year	25.7	12.2	12.2	8.4	6.9
Cash and cash equivalents at end of year	31.3	11.7	25.7	12.2	8.4
Shelf Registration [Member] | Consolidating Adjustments [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	(4.5)	(232.7)
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	4.5	232.7
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	4.5	232.7
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	$ 0	$ 0	$ 0	$ 0	$ 0

Related Party Transactions (Narrative) (Details) (USD $)	3 Months Ended				3 Months Ended	12 Months Ended		12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011 Tangshan Koppers Kailuan Carbon Chemical Company Limited [Member]	Mar. 31, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]	Dec. 01, 2009 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member] Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Loan to related party				$ 11,700,000
Ownership percentage				30.00%
Debt instrument, face amount					300,000,000	300,000,000	300,000,000	500,000
Debt instrument, offering value					294,900,000	294,900,000		491,555
Debt instrument, offering price percentage					98.31%	98.31%		98.31%
Long-term debt	$ 314,300,000	$ 302,100,000	$ 295,400,000			$ 295,000,000
Loan repayable date	2012-11

Subsequent Events (Condensed Consolidating Statement Of Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidating Statement of Income
Net sales	$ 380.9	$ 385.2	$ 401	$ 393.6	$ 341.5	$ 307.8	$ 336.3	$ 327.1	$ 274.3	$ 1,538.9	$ 1,245.5	$ 1,124.4
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	18				17.7					75.2	63.3	58.1
Operating profit	29.2	(19.2)	40.3	37.1	21.3	15.9	33.5	32.8	16.8	79	99	94.9
Other income (expense)	0.7				0					0.7	1.9	(0.7)
Interest expense (income)	6.9				6.9					27.2	27.1	36.3
Income taxes	7.2				5.2					14.9	29.1	13.8
Income from continuing operations	15.8	(14)	22.7	19.9	9.2	5.2	15.8	16.3	7.4	37.6	44.7	21.7
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0.3				0.1					0.7	0.4	2.6
Net income attributable to Koppers	15.6	(14.2)	22.4	19.8	8.9	5.1	15.6	16.1	7.3	36.9	44.1	18.8
Parent [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Koppers Inc. [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Domestic Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Foreign Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Consolidating Adjustments [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	$ 0				$ 0					$ 0	$ 0	$ 0

Subsequent Events (Condensed Consolidating Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Consolidating Balance Sheet
Cash and cash equivalents	$ 42.6	$ 54.1	$ 40.5	$ 35.3	$ 58.4	$ 63.1
S-T investments & restricted cash				0
Accounts receivable, net	191.2	160.9		128.9
Inventories, net	178.2	159		165.4
Deferred tax assets	9.6	9.3		5.9
Other current assets	20.2	21.8		23
Total current assets	454.7	427.4		370.4
Equity investments	5.4	4.9		4.7
Property, plant and equipment, net	153.7	155.6		168.2
Goodwill	73	72.1		72.1	61.6
Deferred tax assets	41.5	44.3		26.1
Other noncurrent assets	25.8	26.4		27.7
Total assets	754.1	730.7		669.2
Accounts payable	96.6	102.1		87.9
Accrued liabilities	60.9	63.1		55.4
Short-term debt and current portion of long-term debt	0	0		1
Total current liabilities	163.1	170.4		149.4
Long-term debt	314.3	302.1		295.4
Other long-term liabilities	46.7	46.9		38.4
Total liabilities	628.9	623.5		569.3
Total Koppers shareholders' equity	112.5	94.8		88.7
Noncontrolling interests	12.7	12.4		11.2
Total liabilities and equity	754.1	730.7		669.2
Equity investments	5.4	4.9		4.7
Property, plant and equipment, net	153.7	155.6		168.2
Goodwill	73	72.1		72.1	61.6
Deferred tax assets	41.5	44.3		26.1
Other noncurrent assets	25.8	26.4		27.7
Total assets	754.1	730.7		669.2
Accounts payable	96.6	102.1		87.9
Accrued liabilities	60.9	63.1		55.4
Total current liabilities	163.1	170.4		149.4
Long-term debt	314.3	302.1		295.4
Other long-term liabilities	46.7	46.9		38.4
Total liabilities	628.9	623.5		569.3
Total Koppers shareholders' equity	112.5	94.8		88.7
Noncontrolling interests	12.7	12.4		11.2
Total liabilities and equity	754.1	730.7		669.2
Parent [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Koppers Inc. [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Domestic Guarantor Subsidiaries [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Foreign Guarantor Subsidiaries [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Consolidating Adjustments [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	$ 0	$ 0		$ 0

Subsequent Events (Condensed Consolidating Statement Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	$ (15.8)	$ (9.5)	$ 76.9	$ 105.3	$ 112.3
Capital expenditures and acquisitions	(3.4)	(4.4)	(33.2)	(29.9)	(18)
Loan to related party			(11.7)	0	0
Net cash proceeds (payments) from divestitures and asset sales	0.2	0	0.8	2	(0.6)
Net cash (used in) investing activities	(3.2)	(5)	(44.7)	(63.4)	(20.8)
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs	0	(0.5)	(0.5)	(0.4)	(8.1)
Dividends paid	(4.5)	(4.5)	(18.2)	(23.1)	(18)
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	6.5	18.6	(13.3)	(64.3)	(96.9)
Effect of exchange rates on cash	1	1.1	(0.1)	(0.7)	0.7
Net increase (decrease) in cash and cash equivalents	(11.5)	5.2	18.8	(23.1)	(4.7)
Cash and cash equivalents at beginning of year	54.1	35.3	35.3	58.4	63.1
Cash and cash equivalents at end of year	42.6	40.5	54.1	35.3	58.4
Dividends paid	(4.5)	(4.5)	(18.2)	(23.1)	(18)
Net cash provided by (used in) financing activities	6.5	18.6	(13.3)	(64.3)	(96.9)
Effect of exchange rates on cash	1	1.1	(0.1)	(0.7)	0.7
Net increase (decrease) in cash and cash equivalents	(11.5)	5.2	18.8	(23.1)	(4.7)
Cash and cash equivalents at beginning of year	54.1	35.3	35.3	58.4	63.1
Cash and cash equivalents at end of year	42.6	40.5	54.1	35.3	58.4
Parent [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Dividends paid	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Koppers Inc. [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Dividends paid	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Domestic Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Dividends paid	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Foreign Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Dividends paid	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Dividends paid	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Consolidating Adjustments [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Dividends paid	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	$ 0	$ 0	$ 0	$ 0	$ 0

Subsequent Events (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Jun. 22, 2012	Mar. 31, 2012	Feb. 18, 2012
Costs related to closure	$ 41	$ 41
Aggregate offering price of common stock, debt securities, preferred stock, depository shares and warrants	325	325	0	325	0
Wood Treating Facility [Member]
Costs related to closure		$ 2.5

Summary of Significant Accounting Policies (Summary Of Self-Insured Liabilities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of Self-Insured Liabilities
Self-insured liabilities at beginning of year	$ 7.9	$ 12.1
Expense	2.1	2.5
Reversal of self-insured liabilities	(1)	(4.5)
Cash expenditures	(1.6)	(2.2)
Self-insured liabilities at end of year	$ 7.4	$ 7.9

Summary of Significant Accounting Policies (Summary Of Asset Retirement Obligation Liabilities) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of Asset Retirement Obligation Liabilities
Asset retirement obligation at beginning of year	$ 21.3	$ 17	$ 17	$ 16.6
Accretion expense	0.2	1.1	1.1	1.3
Revision in estimated cash flows	0.1	6.3	6.3	1.5
Cash expenditures			(3.1)	(2.4)
Acquisitions			0	0.3
Currency translation	0.2	0	0	(0.3)
Asset retirement obligation at end of year	$ 21.4	$ 21.3	$ 21.3	$ 17

Summary of Significant Accounting Policies (Summary Of Changes To Deferred Revenue) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of Changes to Deferred Revenue
Deferred revenue at beginning of year	$ 4.8	$ 5.7	$ 5.7	$ 6.7
Revenue earned	(0.2)	(0.9)	(0.9)	(1)
Deferred revenue at end of year	$ 4.6	$ 4.8	$ 4.8	$ 5.7

Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended				3 Months Ended		12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2004	Mar. 31, 2012 Parent [Member]	Mar. 31, 2011 Parent [Member]	Dec. 31, 2011 Parent [Member]	Dec. 31, 2010 Parent [Member]	Dec. 31, 2009 Parent [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Buildings [Member] Y	Dec. 31, 2011 Machinery And Equipment [Member] Y	Oct. 31, 2009 Interest Rate Swap [Member]	Dec. 31, 2011 Untreated Crosstie Sales [Member]	Dec. 31, 2010 Untreated Crosstie Sales [Member]	Dec. 31, 2009 Untreated Crosstie Sales [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Equity method investment, ownership percentage																			50.00%	20.00%
Revenue, Net	$ 380.9	$ 385.2	$ 401	$ 393.6	$ 341.5	$ 307.8	$ 336.3	$ 327.1	$ 274.3	$ 1,538.9	$ 1,245.5	$ 1,124.4		$ 0	$ 0	$ 0	$ 0	$ 0						$ 116.5	$ 106.4	$ 119.1
Estimated useful lives, minimum																					10	3
Estimated useful lives, maximum																					20	10
Swap was terminated which resulted in a gain																							1.6
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Cumulative translation adjustments for intercompany loans		(0.5)				7.2				(0.5)	7.2	12.7
Foreign currency transaction losses										0.5	2.3	1.9
Research and development costs										1.9	2.1	2
Percentage of LIFO inventory		59.00%				59.00%				59.00%	59.00%
Asset retirement costs related to closure										6.2
Prepaid expenses		9.9				7.6				9.9	7.6
Convertible Senior Secured Notes, interest rate swap agreement portion													50
Gain on termination, decrease in interest expense												$ 2.3
Period for payment of approval basis sale										30 years
Maximum maturity period for highly liquid investment										90 days

Business Acquisitions (Schedule Of Identifiable Assets Acquired And Liabilities Assumed Upon Acquisition) (Details) (Koppers Netherlands [Member], USD $) In Millions, unless otherwise specified	Feb. 28, 2010
Koppers Netherlands [Member]
Schedule of Identifiable Assets Acquired and Liabilities Assumed Upon Acquisition
Cash and cash equivalents	$ 2.1
Accounts receivable	6.5
Inventory	7.1
Other current assets	2.8
Property, plant and equipment	8.7
Intangibles	4.4
Goodwill	6.1
Total assets acquired	37.7
Accounts payable	9.8
Accrued liabilities	3
Long-term debt	0.6
Deferred tax liability	2.2
Long-term liabilities	0.5
Net assets acquired	$ 21.6

Business Acquisitions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended				12 Months Ended				12 Months Ended		1 Months Ended		1 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2010 Mg	Dec. 31, 2010 Koppers Netherlands [Member]	Feb. 28, 2010 Koppers Netherlands [Member]	Dec. 22, 2010 Portec [Member]	Oct. 31, 2010 Other Acquisitions [Member]	Dec. 31, 2010 Selling, General And Administrative Expenses [Member] Koppers Netherlands [Member]	Dec. 31, 2009 Selling, General And Administrative Expenses [Member] Koppers Netherlands [Member]	Feb. 28, 2010 Carbon Materials & Chemicals Segment [Member] Koppers Netherlands [Member]	Feb. 28, 2010 Coal Supply Agreements [Member] Koppers Netherlands [Member]	Feb. 28, 2010 Customer Relationships [Member] Koppers Netherlands [Member]	Feb. 28, 2010 Lease Agreements [Member] Koppers Netherlands [Member]
Business Acquisitions (Textual) [Abstract]
Company acquired percent															100.00%
Revenue, Net	$ 380.9	$ 385.2	$ 401	$ 393.6	$ 341.5	$ 307.8	$ 336.3	$ 327.1	$ 274.3	$ 1,538.9	$ 1,245.5	$ 1,124.4		$ 48.4
Operating Income (Loss)	29.2	(19.2)	40.3	37.1	21.3	15.9	33.5	32.8	16.8	79	99	94.9		0.8
Depreciation and amortization	6.8				6.4					48.8	28.1	24.8		1.2
Business acquisition cash															21.6	10.7	6.1
Goodwill income tax not deductible																				6.1
Intangible assets included in net assets acquired															4.4						2.9	0.7	0.8
Remaining Amortization Period																						Ten	Three
Acquisition expenses																		1.8	1.7
Inventory acquired															7.1	7.1	1.6
Plant and equipment acquired															8.7	2.7
Intangible assets																0.6	1.7
Tax deductible goodwill																0.3	2.8
Business Acquisitions (Additional Textual) [Abstract]
Coal tar plant, capacity (in metric tons)													140,000
Pro forma revenue											1,280.4	1,191.9
Pro forma operating profit											$ 100.1	$ 91

Restructuring (Summary Of Restructuring Activities And Related Reserves) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2010	Mar. 31, 2012 Severance And Employee Benefits [Member]	Dec. 31, 2010 Severance And Employee Benefits [Member]	Mar. 31, 2012 Environmental Remediation [Member]	Dec. 31, 2010 Environmental Remediation [Member]	Dec. 31, 2010 Asset Impairment [Member]	Dec. 31, 2011 Asset Impairment [Member]	Mar. 31, 2012 Inventory Writedowns [Member]	Dec. 31, 2010 Inventory Writedowns [Member]	Mar. 31, 2012 Site Demolition [Member]	Dec. 31, 2010 Site Demolition [Member]	Mar. 31, 2012 Restructuring Activities Other [Member]	Dec. 31, 2010 Restructuring Activities Other [Member]
Summary of Restructuring Activities and Related Reserves
Reserve at beginning	$ 15.9		$ 1.8		$ 6.7			$ 0	$ 0		$ 6.2		$ 1.2
Charges	0.3	41	0	3.4	0	6.7	20.2		0.3	3.3	0	6.2	0	1.2
Costs charged against assets	(0.3)	(23.5)	0	0	0	0	(20.2)		(0.3)	(3.3)	0	0	0	0
Cash paid	(1.1)	(1.6)	(0.9)	(1.6)	0	0	0		0	0	0	0	(0.2)	0
Reserve at end	$ 15.1	$ 0	$ 0.8	$ 0	$ 6.9	$ 0	$ 0	$ 0	$ 0	$ 0	$ 6.4	$ 0	$ 1	$ 0

Restructuring (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011
Restructuring (Textual) [Abstract]
Costs related to closure		$ 41	$ 41
Estimated total future closure costs	1.6		1.7
Future completion period, closure	2014		2014
Cost of Sales [Member]
Restructuring (Textual) [Abstract]
Costs related to closure		20.8	20.8
Depreciation and Amortization [Member]
Restructuring (Textual) [Abstract]
Costs related to closure		$ 20.2	$ 20.2

Equity Investments (Equity Earnings (Losses) And Dividends Received) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Earnings (Losses) and Dividends Received
Equity income (loss)	$ 0.2	$ 0	$ (1.5)
Dividends received	$ 0	$ 0	$ 0.5

Equity Investments (Narrative) (Details)	Dec. 31, 2011
KSA Limited Partnership [Member]
Equity Investments (Textual) [Abstract]
Ownership percentage	50.00%
Tangshan Koppers Kailuan Carbon Chemical Company Limited [Member]
Equity Investments (Textual) [Abstract]
Ownership percentage	30.00%

Goodwill and Other Identifiable Intangible Assets (Changes In The Carrying Amount Of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012
Changes in the Carrying Amount of Goodwill
Balance beginning	$ 72.1	$ 61.6	$ 73
Acquisitions	0.4	8.6
Currency translation	(0.4)	1.9
Balance ending	72.1	72.1	73
Carbon Materials & Chemicals [Member]
Changes in the Carrying Amount of Goodwill
Balance beginning	69.6	59.4
Acquisitions	0.1	8.6
Currency translation	(0.3)	1.6
Balance ending	69.4	69.6
Railroad & Utility Products [Member]
Changes in the Carrying Amount of Goodwill
Balance beginning	2.5	2.2
Acquisitions	0.3	0
Currency translation	(0.1)	0.3
Balance ending	$ 2.7	$ 2.5

Goodwill and Other Identifiable Intangible Assets (Schedule Of Identifiable Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Identifiable Intangible Assets
Gross Carrying Amount	$ 17	$ 18
Accumulated Amortization	9	7.5
Net	8	10.5
Customer Contracts [Member]
Schedule of Identifiable Intangible Assets
Gross Carrying Amount	12.3	13.2
Accumulated Amortization	6.8	5.9
Net	5.5	7.3
Supply Contracts [Member]
Schedule of Identifiable Intangible Assets
Gross Carrying Amount	2.7	2.8
Accumulated Amortization	0.5	0.2
Net	2.2	2.6
Favorable Lease Agreements [Member]
Schedule of Identifiable Intangible Assets
Gross Carrying Amount	0.8	0.8
Accumulated Amortization	0.5	0.2
Net	0.3	0.6
Non-Compete Agreements [Member]
Schedule of Identifiable Intangible Assets
Gross Carrying Amount	1.2	1.2
Accumulated Amortization	1.2	1.2
Net	$ 0	$ 0

Goodwill and Other Identifiable Intangible Assets (Schedule Of Future Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Schedule of Future Amortization Expense
2012	$ 1.5
2013	1.3
2014	1.2
2015	1.2
2016	$ 0.8

Goodwill and Other Identifiable Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill and Other Identifiable Intangible Assets (Textual) [Abstract]
Increase to intangible assets due to acquisitions		$ 7.4
Amortization expense	1.5	1.2	0.8
Purchase Price Adjustments [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying value of identifiable intangible assets increase (decrease)	0.8
Foreign Currency Translation [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying value of identifiable intangible assets increase (decrease)	$ 0.2	$ 0.2
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives, in years	10
Supply Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives, in years	10
Favorable Lease Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives, in years	3
Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives, in years	3

Leases (Future Minimum Commitments For Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Future Minimum Commitments for Operating Leases
2012	$ 38.1
2013	27.9
2014	13.5
2015	7.9
2016	6.3
Thereafter	31.1
Total	124.8
Leases (Textual) [Abstract]
Operating lease expense	$ 43.8	$ 42.5	$ 41.5

Common Stock and Senior Convertible Preferred Stock (Schedule Of Changes In Senior Convertible Preferred Stock, Common Stock And Treasury Stock) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012
Schedule of Changes in Senior Convertible Preferred Stock, Common Stock and Treasury Stock
Preferred Stock Balance at beginning and end of year	0	0	0
Common Stock, Balance at beginning of year	21,278,000	21,124,000	21,097,000
Common Stock, Issued for employee stock plans	31,000	154,000	27,000
Common Stock, Balance at end of year	21,309,000	21,278,000	21,124,000
Treasury Stock, Balance at beginning of year	(700,203)	(669,000)	(669,000)	(750,613)
Treasury Stock, Shares repurchased	(6,000)	(31,000)	0
Treasury Stock, Balance at end of year	(706,161)	(700,203)	(669,000)	(750,613)

Selected Quarterly Financial Data (Unaudited) (Schedule Of Selected Quarterly Financial Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended									12 Months Ended
	Feb. 15, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Selected Quarterly Financial Data
Net sales		$ 380.9	$ 385.2	$ 401	$ 393.6	$ 341.5	$ 307.8	$ 336.3	$ 327.1	$ 274.3	$ 1,538.9	$ 1,245.5	$ 1,124.4
Operating profit (loss)		29.2	(19.2)	40.3	37.1	21.3	15.9	33.5	32.8	16.8	79	99	94.9
Income (loss) from continuing operations		15.8	(14)	22.7	19.9	9.2	5.2	15.8	16.3	7.4	37.6	44.7	21.7
Net income (loss)		15.9	(14)	22.7	19.9	9	5.2	15.8	16.1	7.4	37.6	44.5	21.4
Net income (loss) attributable to Koppers		15.6	(14.2)	22.4	19.8	8.9	5.1	15.6	16.1	7.3	36.9	44.1	18.8
Continuing operations		$ 0.74				$ 0.44	$ 0.24	$ 0.76	$ 0.79	$ 0.36	$ 1.79	$ 2.15	$ 0.93
Discontinued operations		$ 0.01				$ (0.01)	$ 0	$ 0	$ (0.01)	$ 0	$ 0	$ (0.01)	$ (0.01)
Earnings (loss) per basic common share		$ 0.75	$ (0.69)	$ 1.08	$ 0.96	$ 0.43	$ 0.24	$ 0.76	$ 0.78	$ 0.36	$ 1.79	$ 2.14	$ 0.92
Continuing operations		$ 0.74				$ 0.44	$ 0.24	$ 0.75	$ 0.79	$ 0.36	$ 1.77	$ 2.14	$ 0.92
Discontinued operations		$ 0.01				$ (0.01)	$ 0	$ 0	$ (0.01)	$ 0	$ 0	$ (0.01)	$ (0.01)
Earnings (loss) per diluted common share		$ 0.75	$ (0.69)	$ 1.08	$ 0.96	$ 0.43	$ 0.24	$ 0.75	$ 0.78	$ 0.36	$ 1.77	$ 2.13	$ 0.91
Dividends declared per common share	$ 0.24	$ 0.24	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.88	$ 0.88	$ 0.88
Costs related to closure			41								41
Cost of Sales [Member]
Schedule of Selected Quarterly Financial Data
Costs related to closure			20.8								20.8
Depreciation and Amortization [Member]
Schedule of Selected Quarterly Financial Data
Costs related to closure			$ 20.2								$ 20.2
Minimum [Member]
Schedule of Selected Quarterly Financial Data
Price range of common stock			$ 24.75	$ 23.59	$ 34.63	$ 34.76	$ 25.69	$ 19.77	$ 22.42	$ 25.58	$ 23.59	$ 19.77
Maximum [Member]
Schedule of Selected Quarterly Financial Data
Price range of common stock			$ 36.53	$ 39.23	$ 46.14	$ 42.88	$ 36.47	$ 27.19	$ 33.56	$ 33.32	$ 46.14	$ 36.47

Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Year	$ 0.1	$ 0.5	$ 0.5
Increase (Decrease) to Expense	0.3	(0.3)	0
Net (Write-Offs) Recoveries	(0.1)	0	(0.1)
Currency Translation	0	(0.1)	0.1
Balance at End of Year	0.3	0.1	0.5
Inventory Obsolescence Reserves [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Year	2.1	3.9	1.5
Increase (Decrease) to Expense	4.2	(1.7)	2.3
Net (Write-Offs) Recoveries	(4.9)	0	(0.2)
Currency Translation	0	(0.1)	0.1
Balance at End of Year	1.4	2.1	3.9
Deferred Tax Valuation Allowance [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Year	11.4	11.2	8.2
Increase (Decrease) to Expense	(1.2)	0.2	3
Net (Write-Offs) Recoveries	0	0	0
Currency Translation	0	0	0
Balance at End of Year	$ 10.2	$ 11.4	$ 11.2